UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22128

FocusShares Trust
 (Exact name of registrant as specified in charter)

210 Summit Avenue
Suite C-11
Montvale, NJ  07645
 (Address of principal executive offices) (Zip code)

Erik Liik
FocusShares, LLC
210 Summit Avenue
Suite C-11
Montvale, NJ  07645
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (201) 930-8500

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:
FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 11.6%
37	Abercrombie & Fitch Co., Class A	$2,705
36	Advance Auto Parts, Inc.	1,979
130	Amazon.com, Inc.*	28,928
77	American Eagle Outfitters, Inc.	1,012
46	Apollo Group, Inc., Class A*	2,338
43	Ascena Retail Group, Inc.*	1,390
10	AutoZone, Inc.*	2,854
27	Bally Technologies, Inc.*	1,065
85	Bed Bath & Beyond, Inc.*	4,972
111	Best Buy Co., Inc.	3,064
29	Big Lots, Inc.*	1,010
61	BorgWarner, Inc.*	4,857
48	Brinker International, Inc.	1,153
88	Cablevision Systems Corp., Class A	2,144
90	CarMax, Inc.*	2,877
165	Carnival Corp.	5,494
234	CBS Corp., Class B	6,405
15	Charter Communications, Inc., Class A*	810
87	Chico's FAS, Inc.	1,313
12	Chipotle Mexican Grill, Inc.*	3,895
109	Coach, Inc.	7,037
1,019	Comcast Corp., Class A	24,300
35	CROCS, Inc.*	1,097
126	D.R. Horton, Inc.	1,497
53	Darden Restaurants, Inc.	2,692
16	Deckers Outdoor Corp.*	1,588
25	DeVry, Inc.	1,553
51	Dick's Sporting Goods, Inc.*	1,887
19	Dillard's, Inc., Class A	1,069
281	DIRECTV, Class A*	14,241
53	Discovery Communications, Inc., Class A*	2,109
51	Discovery Communications, Inc., Class C*	1,838
79	DISH Network Corp., Class A*	2,341
37	Dollar General Corp.*	1,164
50	Dollar Tree, Inc.*	3,311
65	Expedia, Inc.	2,060
48	Family Dollar Stores, Inc.	2,549
74	Foot Locker, Inc.	1,608
1,375	Ford Motor Co.*	16,789
57	Fortune Brands, Inc.	3,432
19	Fossil, Inc.*	2,388
54	GameStop Corp., Class A*	1,273
90	Gannett Co., Inc.	1,148
153	Gap, Inc./The	2,951
47	Garmin Ltd.	1,534
211	General Motors Co.*	5,840
58	Gentex Corp.	1,644
69	Genuine Parts Co.	3,668
103	Goodyear Tire & Rubber Co./The*	1,665
28	Guess?, Inc.	1,067
112	H&R Block, Inc.	1,676
40	Hanesbrands, Inc.*	1,220
94	Harley-Davidson, Inc.	4,079
33	Harman International Industries, Inc.	1,373
60	Hasbro, Inc.	2,374
588	Home Depot, Inc.	20,539
133	International Game Technology	2,472
206	Interpublic Group of Cos., Inc./The	2,021
13	ITT Educational Services, Inc.*	1,114
65	J.C. Penney Co., Inc.	1,999
53	Jarden Corp.	1,642
31	John Wiley & Sons, Inc., Class A	1,552
267	Johnson Controls, Inc.	9,866
103	Kohl's Corp.	5,635
177	Las Vegas Sands Corp.*	8,351
40	Lear Corp.	1,960
69	Leggett & Platt, Inc.	1,497
69	Lennar Corp., Class A	1,221
47	Liberty Global, Inc.*	1,879
48	Liberty Global, Inc., Class A*	2,006
33	Liberty Media Corp. - Capital*	2,634
220	Liberty Media Corp. - Interactive, Class A*	3,610
21	Liberty Media Corp. - Starz*	1,612
67	LKQ Corp.*	1,646
497	Lowe's Cos., Inc.	10,725
103	Ltd. Brands, Inc.	3,900
173	Macy's, Inc.	4,994
128	Marriott International, Inc., Class A	4,160
132	Mattel, Inc.	3,519
374	McDonald's Corp.	32,344
113	McGraw-Hill Cos., Inc./The	4,701
128	MGM Resorts International*	1,934
31	Mohawk Industries, Inc.*	1,613
17	Netflix, Inc.*	4,522
148	Newell Rubbermaid, Inc.	2,297
687	News Corp., Class A	11,006
193	News Corp., Class B	3,184
105	NIKE, Inc., Class B	9,466
76	Nordstrom, Inc.	3,812
2	NVR, Inc.*	1,360
119	Omnicom Group, Inc.	5,583
59	O'Reilly Automotive, Inc.*	3,510
16	Panera Bread Co., Class A*	1,845
36	Penn National Gaming, Inc.*	1,509
52	PetSmart, Inc.	2,237
14	Polaris Industries, Inc.	1,660
25	Polo Ralph Lauren Corp.	3,377
18	priceline.com, Inc.*	9,678
150	Pulte Group, Inc.*	1,030
30	PVH Corp.	2,146
49	Ross Stores, Inc.	3,713
59	Royal Caribbean Cruises Ltd.*	1,807
40	Scripps Networks Interactive, Inc., Class A	1,854
20	Sears Holdings Corp.*	1,393
124	Service Corp. International	1,298
1,495	Sirius XM Radio, Inc.*	3,154
22	Six Flags Entertainment Corp.	775
32	Sotheby's	1,355
64	Stanley Black & Decker, Inc.	4,209
321	Staples, Inc.	5,155
278	Starbucks Corp.	11,145
81	Starwood Hotels & Resorts Worldwide, Inc.	4,452
246	Target Corp.	12,667
28	Tempur-Pedic International, Inc.*	2,016
28	Tenneco, Inc.*	1,118
49	Tiffany & Co.	3,900
126	Time Warner Cable, Inc.	9,237
397	Time Warner, Inc.	13,959
147	TJX Cos., Inc.	8,129
70	Toll Brothers, Inc.*	1,397
38	Tractor Supply Co.	2,505
43	TRW Automotive Holdings Corp.*	2,170
26	Tupperware Brands Corp.	1,625
20	Ulta Salon Cosmetics & Fragrance, Inc.*	1,261
19	Under Armour, Inc., Class A*	1,395
48	Urban Outfitters, Inc.*	1,562
32	VF Corp.	3,738
200	Viacom, Inc., Class B	9,684
652	Walt Disney Co./The	25,180
19	Warnaco Group, Inc./The*	1,013
2	Washington Post Co./The, Class B	805

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
11	Weight Watchers International, Inc.	$849
32	Whirlpool Corp.	2,215
44	Williams-Sonoma, Inc.	1,629
80	Wyndham Worldwide Corp.	2,767
34	Wynn Resorts Ltd.	5,225
169	Yum! Brands, Inc.	8,927
		582,978
	Consumer Staples - 9.3%
750	Altria Group, Inc.	19,725
214	Archer-Daniels-Midland Co.	6,501
159	Avon Products, Inc.	4,171
21	BJ's Wholesale Club, Inc.*	1,057
31	Brown-Forman Corp., Class B	2,280
56	Bunge Ltd.	3,853
44	Campbell Soup Co.	1,454
58	Church & Dwight Co., Inc.	2,340
53	Clorox Co.	3,794
769	Coca-Cola Co./The	52,300
120	Coca-Cola Enterprises, Inc.	3,373
181	Colgate-Palmolive Co.	15,273
159	ConAgra Foods, Inc.	4,072
61	Constellation Brands, Inc., Class A*	1,244
36	Corn Products International, Inc.	1,832
158	Costco Wholesale Corp.	12,364
503	CVS Caremark Corp.	18,284
58	Darling International, Inc.*	979
65	Dean Foods Co.*	716
75	Dr. Pepper Snapple Group, Inc.	2,832
35	Energizer Holdings, Inc.*	2,822
46	Estee Lauder Cos., Inc./The, Class A	4,826
42	Flowers Foods, Inc.	921
210	General Mills, Inc.	7,844
43	Green Mountain Coffee Roasters, Inc.*	4,470
103	H.J. Heinz Co.	5,422
25	Hansen Natural Corp.*	1,915
43	Herbalife Ltd.	2,396
52	Hershey Co./The	2,935
42	Hormel Foods Corp.	1,217
41	J.M. Smucker Co./The	3,195
84	Kellogg Co.	4,686
139	Kimberly-Clark Corp.	9,085
573	Kraft Foods, Inc., Class A	19,700
208	Kroger Co./The	5,173
53	Lorillard, Inc.	5,630
35	McCormick & Co., Inc.	1,703
73	Mead Johnson Nutrition Co.	5,210
69	Molson Coors Brewing Co., Class B	3,108
26	Nu Skin Enterprises, Inc., Class A	976
571	PepsiCo, Inc.	36,567
649	Philip Morris International, Inc.	46,189
1,007	Procter & Gamble Co./The	61,920
20	Ralcorp Holdings, Inc.*	1,730
124	Reynolds American, Inc.	4,365
132	Safeway, Inc.	2,662
211	Sara Lee Corp.	4,032
63	Smithfield Foods, Inc.*	1,387
212	Sysco Corp.	6,485
19	TreeHouse Foods, Inc.*	981
116	Tyson Foods, Inc., Class A	2,037
332	Walgreen Co.	12,961
636	Wal-Mart Stores, Inc.	33,524
62	Whole Foods Market, Inc.	4,135
		470,653
	Energy - 12.4%
89	Alpha Natural Resources, Inc.*	3,801
184	Anadarko Petroleum Corp.	15,191
144	Apache Corp.	17,816
90	Arch Coal, Inc.	2,304
23	Atwood Oceanics, Inc.*	1,074
158	Baker Hughes, Inc.	12,226
24	Berry Petroleum Co., Class A	1,376
50	Brigham Exploration Co.*	1,590
38	Cabot Oil & Gas Corp.	2,815
92	Cameron International Corp.*	5,146
8	CARBO Ceramics, Inc.	1,249
243	Chesapeake Energy Corp.	8,347
732	Chevron Corp.	76,143
35	Cimarex Energy Co.	3,084
29	Complete Production Services, Inc.*	1,127
40	Concho Resources, Inc.*	3,743
483	ConocoPhillips	34,771
82	Consol Energy, Inc.	4,395
20	Continental Resources, Inc.*	1,372
47	CVR Energy, Inc.*	1,262
155	Denbury Resources, Inc.*	2,995
146	Devon Energy Corp.	11,490
25	Diamond Offshore Drilling, Inc.	1,696
42	Dresser-Rand Group, Inc.*	2,244
18	Dril-Quip, Inc.*	1,269
279	El Paso Corp.	5,733
97	EOG Resources, Inc.	9,894
56	EQT Corp.	3,555
64	EXCO Resources, Inc.	1,018
1,786	Exxon Mobil Corp.	142,505
93	FMC Technologies, Inc.*	4,241
56	Forest Oil Corp.*	1,456
333	Halliburton Co.	18,225
35	Helmerich & Payne, Inc.	2,417
120	Hess Corp.	8,227
44	HollyFrontier Corp.	3,317
62	Key Energy Services, Inc.*	1,208
16	Lufkin Industries, Inc.	1,304
264	Marathon Oil Corp.	8,176
115	McDermott International, Inc.*	2,320
76	Murphy Oil Corp.	4,881
104	Nabors Industries Ltd.*	2,747
156	National Oilwell Varco, Inc.	12,569
55	Newfield Exploration Co.*	3,708
66	Noble Energy, Inc.	6,579
297	Occidental Petroleum Corp.	29,159
41	Oceaneering International, Inc.	1,771
28	Oil States International, Inc.*	2,260
58	Patterson-UTI Energy, Inc.	1,887
111	Peabody Energy Corp.	6,379
110	Petrohawk Energy Corp.*	4,201
49	Pioneer Natural Resources Co.	4,556
56	Plains Exploration & Production Co.*	2,185
64	QEP Resources, Inc.	2,805
61	Range Resources Corp.	3,975
23	Rosetta Resources, Inc.*	1,191
50	Rowan Cos., Inc.*	1,958
152	SandRidge Energy, Inc.*	1,751
499	Schlumberger Ltd.	45,095
10	SEACOR Holdings, Inc.	1,004
28	SM Energy Co.	2,110
46	Southern Union Co.	1,978
126	Southwestern Energy Co.*	5,615
247	Spectra Energy Corp.	6,674
48	Sunoco, Inc.	1,951
31	Superior Energy Services, Inc.*	1,286
68	Tesoro Corp.*	1,652

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
15	Tidewater, Inc.	$815
117	Transocean Ltd.	7,202
56	Ultra Petroleum Corp.*	2,622
24	Unit Corp.*	1,440
236	Valero Energy Corp.	5,928
49	Whiting Petroleum Corp.*	2,871
216	Williams Cos., Inc./The	6,847
39	World Fuel Services Corp.	1,468
		623,242
	Financials - 15.3%
130	ACE Ltd.	8,707
31	Affiliated Managers Group, Inc.*	3,234
185	Aflac, Inc.	8,521
28	Alexandria Real Estate Equities, Inc. (REIT)	2,296
4	Alleghany Corp.*	1,318
184	Allstate Corp./The	5,100
31	American Campus Communities, Inc. (REIT)	1,154
58	American Capital Agency Corp. (REIT)	1,619
390	American Express Co.	19,516
61	American Financial Group, Inc./OH	2,073
159	American International Group, Inc.*	4,563
96	Ameriprise Financial, Inc.	5,194
261	Annaly Capital Management, Inc. (REIT)	4,380
121	AON Corp.	5,823
58	Apartment Investment & Management Co., Class A (REIT)	1,583
53	Arch Capital Group Ltd.*	1,791
58	Arthur J. Gallagher & Co.	1,631
78	Associated Banc-Corp.	1,065
41	Assurant, Inc.	1,460
63	Assured Guaranty Ltd.	891
32	AvalonBay Communities, Inc. (REIT)	4,294
66	Axis Capital Holdings Ltd.	2,103
3,691	Bank of America Corp.	35,840
20	Bank of Hawaii Corp.	896
462	Bank of New York Mellon Corp./The	11,601
259	BB&T Corp.	6,651
353	Berkshire Hathaway, Inc., Class B*	26,182
64	BioMed Realty Trust, Inc. (REIT)	1,256
38	BlackRock, Inc.	6,781
56	Boston Properties, Inc. (REIT)	6,012
33	BRE Properties, Inc. (REIT)	1,732
60	Brown & Brown, Inc.	1,309
27	Camden Property Trust (REIT)	1,811
172	Capital One Financial Corp.	8,222
54	Capitol Federal Financial, Inc.	618
106	CB Richard Ellis Group, Inc., Class A*	2,311
71	CBL & Associates Properties, Inc. (REIT)	1,261
378	Charles Schwab Corp./The	5,644
444	Chimera Investment Corp. (REIT)	1,368
116	Chubb Corp.	7,248
96	Cincinnati Financial Corp.	2,624
74	CIT Group, Inc.*	2,941
1,060	Citigroup, Inc.	40,640
28	City National Corp./CA	1,503
25	CME Group, Inc.	7,230
76	Comerica, Inc.	2,434
32	Commerce Bancshares, Inc./MO	1,309
46	Corporate Office Properties Trust (REIT)	1,429
27	Cullen/Frost Bankers, Inc.	1,455
105	Developers Diversified Realty Corp. (REIT)	1,534
32	Digital Realty Trust, Inc. (REIT)	1,959
206	Discover Financial Services	5,276
103	Duke Realty Corp. (REIT)	1,446
116	E*Trade Financial Corp.*	1,842
66	East West Bancorp, Inc.	1,225
73	Eaton Vance Corp.	1,958
27	Entertainment Properties Trust (REIT)	1,255
22	Equity Lifestyle Properties, Inc. (REIT)	1,434
110	Equity Residential (REIT)	6,800
14	Essex Property Trust, Inc. (REIT)	1,965
26	Everest Re Group Ltd.	2,135
24	Federal Realty Investment Trust (REIT)	2,096
53	Federated Investors, Inc., Class B	1,133
98	Fidelity National Financial, Inc., Class A	1,597
342	Fifth Third Bancorp	4,326
124	First Horizon National Corp.	1,115
93	First Niagara Financial Group, Inc.	1,139
61	Forest City Enterprises, Inc., Class A*	1,099
57	Franklin Resources, Inc.	7,237
100	Fulton Financial Corp.	1,015
147	General Growth Properties, Inc. (REIT)	2,471
201	Genworth Financial, Inc., Class A*	1,672
160	Goldman Sachs Group, Inc./The	21,595
41	Hancock Holding Co.	1,351
179	Hartford Financial Services Group, Inc.	4,192
25	Hatteras Financial Corp. (REIT)	670
73	HCC Insurance Holdings, Inc.	2,199
157	HCP, Inc. (REIT)	5,767
70	Health Care REIT, Inc. (REIT)	3,695
42	Highwoods Properties, Inc. (REIT)	1,446
17	Home Properties, Inc. (REIT)	1,114
61	Hospitality Properties Trust (REIT)	1,540
267	Host Hotels & Resorts, Inc. (REIT)	4,232
201	Hudson City Bancorp, Inc.	1,658
367	Huntington Bancshares, Inc./OH	2,219
28	IntercontinentalExchange, Inc.*	3,452
183	Invesco Ltd.	4,059
66	Jefferies Group, Inc.	1,248
16	Jones Lang LaSalle, Inc.	1,362
1,460	JPMorgan Chase & Co.	59,057
389	KeyCorp	3,128
25	Kilroy Realty Corp. (REIT)	964
164	Kimco Realty Corp. (REIT)	3,121
68	Legg Mason, Inc.	2,001
90	Leucadia National Corp.	3,030
51	Liberty Property Trust (REIT)	1,732
131	Lincoln National Corp.	3,471
131	Loews Corp.	5,223
46	M&T Bank Corp.	3,967
55	Macerich Co./The (REIT)	2,922
47	Mack-Cali Realty Corp. (REIT)	1,564
4	Markel Corp.*	1,602
207	Marsh & McLennan Cos., Inc.	6,104
309	MetLife, Inc.	12,734
176	MFA Financial, Inc. (REIT)	1,318
18	Mid-America Apartment Communities, Inc. (REIT)	1,274
72	Moody's Corp.	2,564
527	Morgan Stanley	11,726
55	MSCI, Inc., Class A*	1,952
59	NASDAQ OMX Group, Inc./The*	1,420
56	National Retail Properties, Inc. (REIT)	1,405
177	New York Community Bancorp, Inc.	2,395
86	Northern Trust Corp.	3,862
107	NYSE Euronext	3,580
121	Old Republic International Corp.	1,263
52	Omega Healthcare Investors, Inc. (REIT)	1,021
34	PartnerRe Ltd.	2,272
142	People's United Financial, Inc.	1,801
53	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,089

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
78	Plum Creek Timber Co., Inc. (REIT)	$2,981
196	PNC Financial Services Group, Inc.	10,641
25	Post Properties, Inc. (REIT)	1,060
117	Principal Financial Group, Inc.	3,233
16	ProAssurance Corp.*	1,114
241	Progressive Corp./The	4,743
181	ProLogis, Inc. (REIT)	6,449
25	Prosperity Bancshares, Inc.	1,038
185	Prudential Financial, Inc.	10,856
56	Public Storage (REIT)	6,699
51	Raymond James Financial, Inc.	1,620
47	Rayonier, Inc. (REIT)	3,029
53	Realty Income Corp. (REIT)	1,720
40	Regency Centers Corp. (REIT)	1,797
484	Regions Financial Corp.	2,948
40	Reinsurance Group of America, Inc.	2,328
25	RenaissanceRe Holdings Ltd.	1,740
67	SEI Investments Co.	1,325
59	Senior Housing Properties Trust (REIT)	1,412
24	Signature Bank/NY*	1,420
110	Simon Property Group, Inc. (REIT)	13,256
34	SL Green Realty Corp. (REIT)	2,789
211	SLM Corp.	3,289
187	State Street Corp.	7,755
207	SunTrust Banks, Inc.	5,069
24	SVB Financial Group*	1,464
106	T. Rowe Price Group, Inc.	6,021
44	Tanger Factory Outlet Centers (REIT)	1,208
26	Taubman Centers, Inc. (REIT)	1,557
71	TCF Financial Corp.	903
82	TD Ameritrade Holding Corp.	1,506
51	Torchmark Corp.	2,060
33	Transatlantic Holdings, Inc.	1,690
154	Travelers Cos., Inc./The	8,490
709	U.S. Bancorp	18,477
88	UDR, Inc. (REIT)	2,315
141	Unum Group	3,439
93	Valley National Bancorp	1,223
106	Ventas, Inc. (REIT)	5,738
70	Vornado Realty Trust (REIT)	6,549
50	W.R. Berkley Corp.	1,539
51	Waddell & Reed Financial, Inc., Class A	1,872
45	Washington Real Estate Investment Trust (REIT)	1,441
65	Weingarten Realty Investors (REIT)	1,672
1,841	Wells Fargo & Co.	51,438
206	Weyerhaeuser Co. (REIT)	4,118
1	White Mountains Insurance Group Ltd.	421
127	XL Group plc	2,606
77	Zions Bancorp.	1,686
		771,458
	Health Care - 11.1%
555	Abbott Laboratories	28,483
137	Aetna, Inc.	5,684
126	Agilent Technologies, Inc.*	5,312
39	Alere, Inc.*	1,150
77	Alexion Pharmaceuticals, Inc.*	4,374
110	Allergan, Inc.	8,944
79	Allscripts Healthcare Solutions, Inc.*	1,434
20	AMERIGROUP Corp.*	1,100
105	AmerisourceBergen Corp.	4,023
336	Amgen, Inc.*	18,379
209	Baxter International, Inc.	12,158
72	Becton Dickinson and Co.	6,020
80	Biogen Idec, Inc.*	8,150
50	BioMarin Pharmaceutical, Inc.*	1,561
9	Bio-Rad Laboratories, Inc., Class A*	981
585	Boston Scientific Corp.*	4,189
619	Bristol-Myers Squibb Co.	17,741
32	C.R. Bard, Inc.	3,158
129	Cardinal Health, Inc.	5,645
80	CareFusion Corp.*	2,111
18	Catalyst Health Solutions, Inc.*	1,180
174	Celgene Corp.*	10,318
30	Cephalon, Inc.*	2,398
27	Cepheid, Inc.*	1,019
52	Cerner Corp.*	3,457
22	Charles River Laboratories International, Inc.*	870
98	CIGNA Corp.	4,877
62	Community Health Systems, Inc.*	1,602
15	Cooper Cos., Inc./The	1,147
24	Covance, Inc.*	1,374
56	Coventry Health Care, Inc.*	1,792
178	Covidien plc	9,041
31	Cubist Pharmaceuticals, Inc.*	1,053
35	DaVita, Inc.*	2,924
58	DENTSPLY International, Inc.	2,198
41	Edwards Lifesciences Corp.*	2,925
346	Eli Lilly & Co.	13,252
47	Endo Pharmaceuticals Holdings, Inc.*	1,751
180	Express Scripts, Inc.*	9,767
94	Forest Laboratories, Inc.*	3,484
16	Gen-Probe, Inc.*	969
291	Gilead Sciences, Inc.*	12,327
122	Health Management Associates, Inc., Class A*	1,159
38	Health Net, Inc.*	1,069
44	Healthsouth Corp.*	1,074
25	Healthspring, Inc.*	1,026
37	Henry Schein, Inc.*	2,459
21	Hill-Rom Holdings, Inc.	783
17	HMS Holdings Corp.*	1,285
107	Hologic, Inc.*	1,987
67	Hospira, Inc.*	3,425
68	Human Genome Sciences, Inc.*	1,429
61	Humana, Inc.	4,549
27	IDEXX Laboratories, Inc.*	2,239
48	Illumina, Inc.*	2,998
15	Intuitive Surgical, Inc.*	6,008
982	Johnson & Johnson	63,624
31	Kinetic Concepts, Inc.*	2,075
38	Laboratory Corp of America Holdings*	3,449
69	Life Technologies Corp.*	3,107
27	LifePoint Hospitals, Inc.*	1,002
44	Lincare Holdings, Inc.	1,126
91	McKesson Corp.	7,382
146	Medco Health Solutions, Inc.*	9,180
31	Medicis Pharmaceutical Corp., Class A	1,153
21	Mednax, Inc.*	1,431
391	Medtronic, Inc.	14,096
1,108	Merck & Co., Inc.	37,816
13	Mettler-Toledo International, Inc.*	2,013
159	Mylan, Inc.*	3,622
36	Myriad Genetics, Inc.*	766
47	Omnicare, Inc.	1,433
27	Onyx Pharmaceuticals, Inc.*	890
27	Owens & Minor, Inc.	823
42	Patterson Cos., Inc.	1,295
47	PerkinElmer, Inc.	1,150
29	Perrigo Co.	2,619
2,918	Pfizer, Inc.	56,142
54	Pharmaceutical Product Development, Inc.	1,557
60	Quest Diagnostics, Inc.	3,241

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
61	ResMed, Inc.*	$1,848
23	Sirona Dental Systems, Inc.*	1,163
125	St Jude Medical, Inc.	5,812
107	Stryker Corp.	5,814
13	Techne Corp.	985
19	Teleflex, Inc.	1,144
186	Tenet Healthcare Corp.*	1,034
143	Thermo Fisher Scientific, Inc.*	8,593
23	United Therapeutics Corp.*	1,320
398	UnitedHealth Group, Inc.	19,753
43	Universal Health Services, Inc., Class B	2,134
52	Varian Medical Systems, Inc.*	3,263
54	Warner Chilcott plc, Class A	1,135
40	Waters Corp.*	3,516
46	Watson Pharmaceuticals, Inc.*	3,088
19	WellCare Health Plans, Inc.*	833
134	WellPoint, Inc.	9,052
69	Zimmer Holdings, Inc.*	4,141
		557,432
	Industrials - 11.3%
241	3M Co.	21,001
27	Acuity Brands, Inc.	1,315
67	Aecom Technology Corp.*	1,658
48	AGCO Corp.*	2,276
20	Alaska Air Group, Inc.*	1,222
14	Alliant Techsystems, Inc.	913
67	AMETEK, Inc.	2,848
64	Avery Dennison Corp.	2,019
44	Babcock & Wilcox Co./The*	1,099
39	BE Aerospace, Inc.*	1,552
239	Boeing Co./The	16,842
34	Carlisle Cos., Inc.	1,470
218	Caterpillar, Inc.	21,536
73	CH Robinson Worldwide, Inc.	5,279
68	Cintas Corp.	2,213
37	CLARCOR, Inc.	1,630
30	Clean Harbors, Inc.*	1,583
32	Con-way, Inc.	1,172
67	Cooper Industries plc	3,505
26	Copart, Inc.*	1,130
55	Corrections Corp. of America*	1,180
76	Covanta Holding Corp.	1,313
34	Crane Co.	1,575
433	CSX Corp.	10,639
75	Cummins, Inc.	7,866
202	Danaher Corp.	9,920
163	Deere & Co.	12,797
323	Delta Air Lines, Inc.*	2,548
46	Donaldson Co., Inc.	2,547
75	Dover Corp.	4,535
20	Dun & Bradstreet Corp.	1,451
145	Eaton Corp.	6,953
282	Emerson Electric Co.	13,843
77	Equifax, Inc.	2,646
17	Esterline Technologies Corp.*	1,298
98	Expeditors International of Washington, Inc.	4,677
143	Fastenal Co.	4,812
117	FedEx Corp.	10,165
23	Flowserve Corp.	2,286
76	Fluor Corp.	4,828
29	Gardner Denver, Inc.	2,473
23	General Cable Corp.*	915
118	General Dynamics Corp.	8,041
3,898	General Electric Co.	69,813
28	Genesee & Wyoming, Inc., Class A*	1,541
50	Goodrich Corp.	4,757
42	Graco, Inc.	1,845
59	GrafTech International Ltd.*	1,136
44	Harsco Corp.	1,206
102	Hertz Global Holdings, Inc.*	1,435
278	Honeywell International, Inc.	14,762
30	Hubbell, Inc., Class B	1,784
62	IDEX Corp.	2,572
22	IHS, Inc., Class A*	1,621
166	Illinois Tool Works, Inc.	8,267
129	Ingersoll-Rand plc	4,827
73	Iron Mountain, Inc.	2,309
73	ITT Corp.	3,894
63	J.B. Hunt Transport Services, Inc.	2,850
57	Jacobs Engineering Group, Inc.*	2,231
39	Joy Global, Inc.	3,663
47	Kansas City Southern*	2,789
68	KBR, Inc.	2,424
49	Kennametal, Inc.	1,932
23	Kirby Corp.*	1,341
38	L-3 Communications Holdings, Inc.	3,007
32	Landstar System, Inc.	1,435
26	Lennox International, Inc.	961
57	Lincoln Electric Holdings, Inc.	1,951
98	Lockheed Martin Corp.	7,422
56	Manitowoc Co., Inc./The	783
40	Manpower, Inc.	2,021
152	Masco Corp.	1,604
35	MSC Industrial Direct Co., Class A	2,162
35	Navistar International Corp.*	1,796
31	Nordson Corp.	1,582
135	Norfolk Southern Corp.	10,219
99	Northrop Grumman Corp.	5,990
43	Oshkosh Corp.*	1,067
48	Owens Corning*	1,708
148	PACCAR, Inc.	6,336
50	Pall Corp.	2,479
60	Parker Hannifin Corp.	4,741
70	Pentair, Inc.	2,577
86	Pitney Bowes, Inc.	1,853
16	Polypore International, Inc.*	1,088
55	Precision Castparts Corp.	8,876
93	Quanta Services, Inc.*	1,722
102	R.R. Donnelley & Sons Co.	1,919
141	Raytheon Co.	6,307
23	Regal-Beloit Corp.	1,394
119	Republic Services, Inc.	3,455
86	Robert Half International, Inc.	2,355
57	Rockwell Automation, Inc.	4,090
60	Rockwell Collins, Inc.	3,305
43	Roper Industries, Inc.	3,510
27	Ryder System, Inc.	1,521
32	Shaw Group, Inc./The*	828
42	Snap-On, Inc.	2,388
312	Southwest Airlines Co.	3,108
46	Spirit AeroSystems Holdings, Inc., Class A*	943
22	SPX Corp.	1,655
36	Stericycle, Inc.*	2,956
54	Terex Corp.*	1,199
120	Textron, Inc.	2,776
35	Thomas & Betts Corp.*	1,707
48	Timken Co.	2,096
26	Towers Watson & Co., Class A	1,590
21	TransDigm Group, Inc.*	1,891
56	Trinity Industries, Inc.	1,668
155	Tyco International Ltd.	6,865

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
182	Union Pacific Corp.	$18,651
125	United Continental Holdings, Inc.*	2,265
280	United Parcel Service, Inc., Class B	19,382
299	United Technologies Corp.	24,769
42	URS Corp.*	1,715
80	UTi Worldwide, Inc.	1,294
13	Valmont Industries, Inc.	1,266
45	Verisk Analytics, Inc., Class A*	1,499
24	W.W. Grainger, Inc.	3,561
30	WABCO Holdings, Inc.*	1,892
28	Wabtec Corp.	1,807
45	Waste Connections, Inc.	1,451
167	Waste Management, Inc.	5,259
30	WESCO International, Inc.*	1,521
		569,808
	Information Technology - 18.2%
235	Accenture plc, Class A	13,898
22	Acme Packet, Inc.*	1,296
187	Activision Blizzard, Inc.	2,214
190	Adobe Systems, Inc.*	5,267
30	ADTRAN, Inc.	993
227	Advanced Micro Devices, Inc.*	1,666
70	Akamai Technologies, Inc.*	1,695
22	Alliance Data Systems Corp.*	2,163
118	Altera Corp.	4,824
65	Amdocs Ltd.*	2,049
67	Amphenol Corp., Class A	3,276
112	Analog Devices, Inc.	3,853
34	ANSYS, Inc.*	1,720
40	AOL, Inc.*	687
335	Apple, Inc.*	130,811
501	Applied Materials, Inc.	6,172
38	Ariba, Inc.*	1,257
50	Arrow Electronics, Inc.*	1,737
30	Aruba Networks, Inc.*	688
165	Atmel Corp.*	1,996
94	Autodesk, Inc.*	3,234
187	Automatic Data Processing, Inc.	9,629
71	Avnet, Inc.*	2,080
75	BMC Software, Inc.*	3,241
178	Broadcom Corp., Class A*	6,598
48	Broadridge Financial Solutions, Inc.	1,107
159	Brocade Communications Systems, Inc.*	871
163	CA, Inc.	3,635
126	Cadence Design Systems, Inc.*	1,302
2,026	Cisco Systems, Inc.	32,355
70	Citrix Systems, Inc.*	5,043
117	Cognizant Technology Solutions Corp., Class A*	8,175
59	Computer Sciences Corp.	2,081
102	Compuware Corp.*	985
20	Concur Technologies, Inc.*	909
577	Corning, Inc.	9,180
45	Cree, Inc.*	1,479
70	Cypress Semiconductor Corp.*	1,441
611	Dell, Inc.*	9,923
50	Diebold, Inc.	1,512
18	Dolby Laboratories, Inc., Class A*	762
411	eBay, Inc.*	13,460
125	Electronic Arts, Inc.*	2,781
751	EMC Corp.*	19,586
18	Equinix, Inc.*	1,880
29	F5 Networks, Inc.*	2,711
22	Factset Research Systems, Inc.	2,026
58	Fairchild Semiconductor International, Inc.*	871
96	Fidelity National Information Services, Inc.	2,882
21	First Solar, Inc.*	2,483
52	Fiserv, Inc.*	3,139
64	FLIR Systems, Inc.	1,757
37	Fortinet, Inc.*	752
35	Gartner, Inc.*	1,292
30	Global Payments, Inc.	1,422
90	Google, Inc., Class A*	54,332
61	Harris Corp.	2,432
804	Hewlett-Packard Co.	28,269
45	IAC/InterActiveCorp*	1,863
42	Informatica Corp.*	2,147
114	Ingram Micro, Inc., Class A*	2,115
1,986	Intel Corp.	44,347
442	International Business Machines Corp.	80,378
105	Intuit, Inc.*	4,903
19	Itron, Inc.*	818
91	Jabil Circuit, Inc.	1,666
81	Jack Henry & Associates, Inc.	2,345
97	JDS Uniphase Corp.*	1,276
200	Juniper Networks, Inc.*	4,678
71	KLA-Tencor Corp.	2,827
54	Lam Research Corp.*	2,207
38	Lender Processing Services, Inc.	716
28	Lexmark International, Inc., Class A*	940
98	Linear Technology Corp.	2,871
234	LSI Corp.*	1,722
193	Marvell Technology Group Ltd.*	2,860
39	Mastercard, Inc., Class A	11,827
121	Maxim Integrated Products, Inc.	2,778
96	MEMC Electronic Materials, Inc.*	712
81	Microchip Technology, Inc.	2,734
349	Micron Technology, Inc.*	2,572
38	MICROS Systems, Inc.*	1,861
2,727	Microsoft Corp.	74,720
113	Motorola Solutions, Inc.*	5,073
45	National Instruments Corp.	1,163
89	National Semiconductor Corp.	2,200
70	NCR Corp.*	1,396
133	NetApp, Inc.*	6,320
32	Netlogic Microsystems, Inc.*	1,106
40	Novellus Systems, Inc.*	1,242
91	Nuance Communications, Inc.*	1,821
217	NVIDIA Corp.*	3,001
177	ON Semiconductor Corp.*	1,538
1,403	Oracle Corp.	42,904
63	Parametric Technology Corp.*	1,310
120	Paychex, Inc.	3,388
70	Polycom, Inc.*	1,892
600	QUALCOMM, Inc.	32,868
42	Rackspace Hosting, Inc.*	1,680
75	Red Hat, Inc.*	3,156
54	Riverbed Technology, Inc.*	1,546
44	Rovi Corp.*	2,331
149	SAIC, Inc.*	2,388
44	Salesforce.com, Inc.*	6,367
92	SanDisk Corp.*	3,913
155	Seagate Technology plc	2,153
73	Skyworks Solutions, Inc.*	1,848
34	Solera Holdings, Inc.	1,900
39	SuccessFactors, Inc.*	1,053
276	Symantec Corp.*	5,261
70	Synopsys, Inc.*	1,678
165	TE Connectivity Ltd.	5,681
26	Tech Data Corp.*	1,213
60	Teradata Corp.*	3,298
79	Teradyne, Inc.*	1,066
See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
429	Texas Instruments, Inc.	$12,763
66	TIBCO Software, Inc.*	1,719
82	Total System Services, Inc.	1,526
57	Trimble Navigation Ltd.*	2,028
27	Varian Semiconductor Equipment Associates, Inc.*	1,640
18	Veeco Instruments, Inc.*	716
41	VeriFone Systems, Inc.*	1,614
56	VeriSign, Inc.	1,748
190	Visa, Inc., Class A	16,253
74	Vishay Intertechnology, Inc.*	1,019
28	VMware, Inc., Class A*	2,809
16	WebMD Health Corp.*	564
92	Western Digital Corp.*	3,170
236	Western Union Co./The	4,581
523	Xerox Corp.	4,880
96	Xilinx, Inc.	3,082
471	Yahoo!, Inc.*	6,170
27	Zebra Technologies Corp., Class A*	1,080
		914,878
	Materials - 4.5%
77	Air Products & Chemicals, Inc.	6,832
27	Airgas, Inc.	1,855
47	Albemarle Corp.	3,129
426	Alcoa, Inc.	6,275
40	Allegheny Technologies, Inc.	2,328
34	Allied Nevada Gold Corp.*	1,295
40	Aptargroup, Inc.	2,042
36	Ashland, Inc.	2,205
65	Ball Corp.	2,522
56	Bemis Co., Inc.	1,770
38	Cabot Corp.	1,486
26	Carpenter Technology Corp.	1,493
71	Celanese Corp.	3,914
27	CF Industries Holdings, Inc.	4,194
51	Cliffs Natural Resources, Inc.	4,581
39	Coeur d'Alene Mines Corp.*	1,064
13	Compass Minerals International, Inc.	1,024
55	Crown Holdings, Inc.*	2,113
22	Cytec Industries, Inc.	1,232
19	Domtar Corp.	1,519
436	Dow Chemical Co./The	15,203
351	E.I. du Pont de Nemours & Co.	18,048
30	Eastman Chemical Co.	2,898
95	Ecolab, Inc.	4,750
37	FMC Corp.	3,240
348	Freeport-McMoRan Copper & Gold, Inc.	18,430
116	Hecla Mining Co.*	901
84	Huntsman Corp.	1,604
43	International Flavors & Fragrances, Inc.	2,630
175	International Paper Co.	5,198
24	Lubrizol Corp.	3,230
22	Martin Marietta Materials, Inc.	1,664
93	MeadWestvaco Corp.	2,896
20	Molycorp, Inc.*	1,273
197	Monsanto Co.	14,476
57	Mosaic Co./The	4,031
74	Nalco Holding Co.	2,616
178	Newmont Mining Corp.	9,899
116	Nucor Corp.	4,511
73	Owens-Illinois, Inc.*	1,691
50	Packaging Corp. of America	1,334
81	PPG Industries, Inc.	6,820
116	Praxair, Inc.	12,022
44	Reliance Steel & Aluminum Co.	2,068
27	Rock-Tenn Co., Class A	1,659
36	Rockwood Holdings, Inc.*	2,177
19	Royal Gold, Inc.	1,218
77	RPM International, Inc.	1,623
33	Scotts Miracle-Gro Co./The, Class A	1,665
74	Sealed Air Corp.	1,593
38	Sherwin-Williams Co./The	2,933
50	Sigma-Aldrich Corp.	3,355
71	Solutia, Inc.*	1,522
55	Sonoco Products Co.	1,763
116	Steel Dynamics, Inc.	1,812
44	Stillwater Mining Co.*	673
39	Temple-Inland, Inc.	1,171
58	United States Steel Corp.	2,319
41	Valspar Corp.	1,348
50	Vulcan Materials Co.	1,715
27	Walter Energy, Inc.	3,309
41	WR Grace & Co.*	2,068
		228,229
	Telecommunication Services - 2.6%
155	American Tower Corp., Class A*	8,142
2,193	AT&T, Inc.	64,167
226	CenturyLink, Inc.	8,387
382	Frontier Communications Corp.	2,861
102	MetroPCS Communications, Inc.*	1,661
73	NII Holdings, Inc.*	3,092
1,114	Sprint Nextel Corp.*	4,712
63	tw telecom, inc.*	1,244
1,032	Verizon Communications, Inc.	36,419
202	Windstream Corp.	2,467
		133,152
	Utilities - 3.7%
304	AES Corp./The*	3,742
43	AGL Resources, Inc.	1,754
71	Alliant Energy Corp.	2,798
100	Ameren Corp.	2,882
167	American Electric Power Co., Inc.	6,156
80	American Water Works Co., Inc.	2,240
88	Aqua America, Inc.	1,861
63	Atmos Energy Corp.	2,106
124	Calpine Corp.*	2,015
175	CenterPoint Energy, Inc.	3,426
52	Cleco Corp.	1,805
99	CMS Energy Corp.	1,895
105	Consolidated Edison, Inc.	5,523
59	Constellation Energy Group, Inc.	2,291
216	Dominion Resources, Inc.	10,465
50	DPL, Inc.	1,512
68	DTE Energy Co.	3,389
470	Duke Energy Corp.	8,742
101	Edison International	3,845
33	Energen Corp.	1,941
62	Entergy Corp.	4,142
240	Exelon Corp.	10,577
139	FirstEnergy Corp.	6,206
296	GenOn Energy, Inc.*	1,151
102	Great Plains Energy, Inc.	2,057
52	Hawaiian Electric Industries, Inc.	1,217
35	Integrys Energy Group, Inc.	1,757
22	ITC Holdings Corp.	1,546
84	MDU Resources Group, Inc.	1,811
37	National Fuel Gas Co.	2,678
155	NextEra Energy, Inc.	8,564
18	Nicor, Inc.	985
131	NiSource, Inc.	2,637
55	Northeast Utilities	1,870

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
95	NRG Energy, Inc.*	$2,329
40	NSTAR	1,773
102	NV Energy, Inc.	1,514
39	OGE Energy Corp.	1,952
43	Oneok, Inc.	3,130
104	Pepco Holdings, Inc.	1,943
146	PG&E Corp.	6,049
57	Piedmont Natural Gas Co., Inc.	1,663
52	Pinnacle West Capital Corp.	2,202
193	PPL Corp.	5,385
99	Progress Energy, Inc.	4,627
185	Public Service Enterprise Group, Inc.	6,059
57	Questar Corp.	1,051
36	SCANA Corp.	1,411
91	Sempra Energy	4,613
300	Southern Co.	11,862
87	TECO Energy, Inc.	1,612
77	UGI Corp.	2,333
31	Vectren Corp.	819
75	Westar Energy, Inc.	1,936
82	Wisconsin Energy Corp.	2,513
177	Xcel Energy, Inc.	4,248
		188,610
	Total Common Stocks
	(Cost $5,103,975)	5,040,440
	Total Investment Securities
	(Cost $5,103,975) — 100.0%	5,040,440
	Liabilities in excess of other assets — 0.0%†	(10)
	Net Assets — 100.0%	$5,040,430

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,202
Aggregate gross unrealized depreciation	(260,633)
Net unrealized depreciation	$(65,431)
Federal income tax cost of investments	$5,105,871

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 10.0%
173	Amazon.com, Inc.*	$38,496
12	AutoZone, Inc.*	3,425
123	Bed Bath & Beyond, Inc.*	7,194
156	Best Buy Co., Inc.	4,306
202	Carnival Corp.	6,727
306	CBS Corp., Class B	8,375
145	Coach, Inc.	9,361
1,342	Comcast Corp., Class A	32,008
376	DIRECTV, Class A*	19,056
1,826	Ford Motor Co.*	22,296
163	Gap, Inc./The	3,144
283	General Motors Co.*	7,833
783	Home Depot, Inc.	27,350
329	Johnson Controls, Inc.	12,157
135	Kohl's Corp.	7,386
234	Las Vegas Sands Corp.*	11,040
638	Lowe's Cos., Inc.	13,768
135	Ltd. Brands, Inc.	5,111
157	Marriott International, Inc., Class A	5,103
511	McDonald's Corp.	44,191
149	McGraw-Hill Cos., Inc./The	6,198
889	News Corp., Class A	14,242
213	News Corp., Class B	3,515
143	NIKE, Inc., Class B	12,891
138	Omnicom Group, Inc.	6,475
31	Polo Ralph Lauren Corp.	4,187
24	priceline.com, Inc.*	12,904
82	Stanley Black & Decker, Inc.	5,393
358	Staples, Inc.	5,750
364	Starbucks Corp.	14,593
308	Target Corp.	15,859
165	Time Warner Cable, Inc.	12,096
544	Time Warner, Inc.	19,127
194	TJX Cos., Inc.	10,728
5	Viacom, Inc., Class A	273
261	Viacom, Inc., Class B	12,638
870	Walt Disney Co./The	33,599
43	Wynn Resorts Ltd.	6,608
229	Yum! Brands, Inc.	12,096
		497,499
	Consumer Staples - 11.0%
1,020	Altria Group, Inc.	26,826
288	Archer-Daniels-Midland Co.	8,750
214	Avon Products, Inc.	5,613
1,043	Coca-Cola Co./The	70,934
242	Colgate-Palmolive Co.	20,420
212	Costco Wholesale Corp.	16,589
667	CVS Caremark Corp.	24,246
58	Estee Lauder Cos., Inc./The, Class A	6,085
297	General Mills, Inc.	11,093
156	H.J. Heinz Co.	8,212
75	Hershey Co./The	4,233
123	Kellogg Co.	6,861
192	Kimberly-Clark Corp.	12,549
793	Kraft Foods, Inc., Class A	27,263
283	Kroger Co./The	7,038
70	Lorillard, Inc.	7,435
100	Mead Johnson Nutrition Co.	7,137
779	PepsiCo, Inc.	49,887
871	Philip Morris International, Inc.	61,989
1,371	Procter & Gamble Co./The	84,303
166	Reynolds American, Inc.	5,843
289	Sysco Corp.	8,841
449	Walgreen Co.	17,529
868	Wal-Mart Stores, Inc.	45,752
		545,428
	Energy - 13.7%
247	Anadarko Petroleum Corp.	20,392
188	Apache Corp.	23,259
213	Baker Hughes, Inc.	16,482
119	Cameron International Corp.*	6,657
323	Chesapeake Energy Corp.	11,095
982	Chevron Corp.	102,148
644	ConocoPhillips	46,362
196	Devon Energy Corp.	15,425
375	El Paso Corp.	7,706
132	EOG Resources, Inc.	13,464
2,414	Exxon Mobil Corp.	192,613
445	Halliburton Co.	24,355
150	Hess Corp.	10,284
348	Marathon Oil Corp.	10,778
95	Murphy Oil Corp.	6,101
207	National Oilwell Varco, Inc.	16,678
86	Noble Energy, Inc.	8,572
397	Occidental Petroleum Corp.	38,977
133	Peabody Energy Corp.	7,644
669	Schlumberger Ltd.	60,458
170	Southwestern Energy Co.*	7,575
317	Spectra Energy Corp.	8,565
157	Transocean Ltd.	9,665
279	Valero Energy Corp.	7,009
286	Williams Cos., Inc./The	9,066
		681,330
	Financials - 14.1%
166	ACE Ltd.	11,119
231	Aflac, Inc.	10,640
242	Allstate Corp./The	6,708
522	American Express Co.	26,121
213	American International Group, Inc.*	6,113
121	Ameriprise Financial, Inc.	6,546
388	Annaly Capital Management, Inc. (REIT)	6,511
147	AON Corp.	7,074
4,941	Bank of America Corp.	47,977
608	Bank of New York Mellon Corp./The	15,267
339	BB&T Corp.	8,706
472	Berkshire Hathaway, Inc., Class B*	35,008
47	BlackRock, Inc.	8,388
71	Boston Properties, Inc. (REIT)	7,623
224	Capital One Financial Corp.	10,707
481	Charles Schwab Corp./The	7,181
144	Chubb Corp.	8,997
1,420	Citigroup, Inc.	54,443
33	CME Group, Inc.	9,543
266	Discover Financial Services	6,812
144	Equity Residential (REIT)	8,902
75	Franklin Resources, Inc.	9,522
193	General Growth Properties, Inc. (REIT)	3,244
214	Goldman Sachs Group, Inc./The	28,884
218	Hartford Financial Services Group, Inc.	5,106
199	HCP, Inc. (REIT)	7,309
1,947	JPMorgan Chase & Co.	78,756
176	Loews Corp.	7,017
268	Marsh & McLennan Cos., Inc.	7,903
403	MetLife, Inc.	16,608
690	Morgan Stanley	15,353
106	Northern Trust Corp.	4,760
258	PNC Financial Services Group, Inc.	14,007
302	Progressive Corp./The	5,943
237	Prudential Financial, Inc.	13,907

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
69	Public Storage (REIT)	$8,254
143	Simon Property Group, Inc. (REIT)	17,233
246	State Street Corp.	10,202
262	SunTrust Banks, Inc.	6,416
127	T. Rowe Price Group, Inc.	7,214
114	TD Ameritrade Holding Corp.	2,093
205	Travelers Cos., Inc./The	11,302
937	U.S. Bancorp	24,418
90	Vornado Realty Trust (REIT)	8,419
2,442	Wells Fargo & Co.	68,229
262	Weyerhaeuser Co. (REIT)	5,237
		697,722
	Health Care - 11.7%
754	Abbott Laboratories	38,695
186	Aetna, Inc.	7,717
169	Agilent Technologies, Inc.*	7,125
151	Allergan, Inc.	12,278
457	Amgen, Inc.*	24,998
281	Baxter International, Inc.	16,346
101	Becton Dickinson and Co.	8,445
111	Biogen Idec, Inc.*	11,308
842	Bristol-Myers Squibb Co.	24,132
171	Cardinal Health, Inc.	7,483
231	Celgene Corp.*	13,698
133	CIGNA Corp.	6,619
242	Covidien plc	12,291
481	Eli Lilly & Co.	18,422
240	Express Scripts, Inc.*	13,022
390	Gilead Sciences, Inc.*	16,520
82	Humana, Inc.	6,116
19	Intuitive Surgical, Inc.*	7,610
1,340	Johnson & Johnson	86,819
125	McKesson Corp.	10,140
196	Medco Health Solutions, Inc.*	12,324
531	Medtronic, Inc.	19,143
1,506	Merck & Co., Inc.	51,400
3,947	Pfizer, Inc.	75,940
160	St Jude Medical, Inc.	7,440
146	Stryker Corp.	7,934
188	Thermo Fisher Scientific, Inc.*	11,297
539	UnitedHealth Group, Inc.	26,751
182	WellPoint, Inc.	12,294
94	Zimmer Holdings, Inc.*	5,642
		579,949
	Industrials - 10.0%
320	3M Co.	27,885
320	Boeing Co./The	22,550
283	Caterpillar, Inc.	27,958
81	CH Robinson Worldwide, Inc.	5,857
81	Cooper Industries plc	4,237
544	CSX Corp.	13,366
87	Cummins, Inc.	9,125
270	Danaher Corp.	13,260
206	Deere & Co.	16,173
91	Dover Corp.	5,503
167	Eaton Corp.	8,008
370	Emerson Electric Co.	18,163
144	FedEx Corp.	12,511
153	General Dynamics Corp.	10,425
5,228	General Electric Co.	93,633
350	Honeywell International, Inc.	18,585
210	Illinois Tool Works, Inc.	10,458
162	Ingersoll-Rand plc	6,062
136	Lockheed Martin Corp.	10,299
174	Norfolk Southern Corp.	13,172
134	Northrop Grumman Corp.	8,108
178	PACCAR, Inc.	7,620
79	Parker Hannifin Corp.	6,243
69	Precision Castparts Corp.	11,135
179	Raytheon Co.	8,007
153	Republic Services, Inc.	4,442
69	Rockwell Automation, Inc.	4,951
230	Tyco International Ltd.	10,187
241	Union Pacific Corp.	24,698
357	United Parcel Service, Inc., Class B	24,711
393	United Technologies Corp.	32,556
204	Waste Management, Inc.	6,424
		496,312
	Information Technology - 19.9%
314	Accenture plc, Class A	18,570
207	Activision Blizzard, Inc.	2,451
249	Adobe Systems, Inc.*	6,902
157	Altera Corp.	6,418
449	Apple, Inc.*	175,326
647	Applied Materials, Inc.	7,971
241	Automatic Data Processing, Inc.	12,409
237	Broadcom Corp., Class A*	8,786
201	CA, Inc.	4,482
2,716	Cisco Systems, Inc.	43,375
92	Citrix Systems, Inc.*	6,628
149	Cognizant Technology Solutions Corp., Class A*	10,411
766	Corning, Inc.	12,187
823	Dell, Inc.*	13,366
550	eBay, Inc.*	18,012
1,011	EMC Corp.*	26,367
27	First Solar, Inc.*	3,192
122	Google, Inc., Class A*	73,650
1,065	Hewlett-Packard Co.	37,445
2,689	Intel Corp.	60,045
598	International Business Machines Corp.	108,746
136	Intuit, Inc.*	6,351
259	Juniper Networks, Inc.*	6,058
52	Mastercard, Inc., Class A	15,769
3,662	Microsoft Corp.	100,339
145	Motorola Solutions, Inc.*	6,509
177	NetApp, Inc.*	8,411
1,875	Oracle Corp.	57,338
805	QUALCOMM, Inc.	44,098
59	Salesforce.com, Inc.*	8,538
374	Symantec Corp.*	7,128
215	TE Connectivity Ltd.	7,402
575	Texas Instruments, Inc.	17,106
256	Visa, Inc., Class A	21,898
40	VMware, Inc., Class A*	4,014
312	Western Union Co./The	6,056
676	Xerox Corp.	6,307
599	Yahoo!, Inc.*	7,847
		987,908
	Materials - 3.4%
97	Air Products & Chemicals, Inc.	8,607
521	Alcoa, Inc.	7,674
66	Cliffs Natural Resources, Inc.	5,928
575	Dow Chemical Co./The	20,050
452	E.I. du Pont de Nemours & Co.	23,242
114	Ecolab, Inc.	5,700
461	Freeport-McMoRan Copper & Gold, Inc.	24,415
198	International Paper Co.	5,881
265	Monsanto Co.	19,472
73	Mosaic Co./The	5,162
237	Newmont Mining Corp.	13,180

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
140	Nucor Corp.	$5,445
77	PPG Industries, Inc.	6,483
149	Praxair, Inc.	15,442
		166,681
	Telecommunication Services - 3.3%
195	American Tower Corp., Class A*	10,243
2,911	AT&T, Inc.	85,176
301	CenturyLink, Inc.	11,170
1,466	Sprint Nextel Corp.*	6,201
1,385	Verizon Communications, Inc.	48,877
		161,667
	Utilities - 2.8%
234	American Electric Power Co., Inc.	8,625
142	Consolidated Edison, Inc.	7,469
284	Dominion Resources, Inc.	13,760
646	Duke Energy Corp.	12,016
147	Edison International	5,596
88	Entergy Corp.	5,878
323	Exelon Corp.	14,235
205	FirstEnergy Corp.	9,153
206	NextEra Energy, Inc.	11,381
194	PG&E Corp.	8,037
275	PPL Corp.	7,673
143	Progress Energy, Inc.	6,684
249	Public Service Enterprise Group, Inc.	8,155
109	Sempra Energy	5,525
411	Southern Co.	16,251
		140,438
	Total Common Stocks
	(Cost $5,003,273)	4,954,934
	Total Investment Securities
	(Cost $5,003,273) — 99.9%	4,954,934
	Other assets less liabilities — 0.1%	2,613
	Net Assets — 100.0%	$4,957,547

*	Non-income producing security.

REIT	Real Estate Investment Trust

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,812
Aggregate gross unrealized depreciation	(230,291)
Net unrealized depreciation	$(49,479)
Federal income tax cost of investments	$5,004,413

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 16.7%
156	Abercrombie & Fitch Co., Class A	$11,407
140	Advance Auto Parts, Inc.	7,696
346	American Eagle Outfitters, Inc.	4,546
226	Apollo Group, Inc., Class A*	11,488
82	AutoNation, Inc.*	3,084
134	Big Lots, Inc.*	4,667
194	BorgWarner, Inc.*	15,446
413	Cablevision Systems Corp., Class A	10,061
399	CarMax, Inc.*	12,756
70	Charter Communications, Inc., Class A*	3,780
55	Chipotle Mexican Grill, Inc.*	17,852
72	Clear Channel Outdoor Holdings, Inc., Class A*	846
491	D.R. Horton, Inc.	5,833
247	Darden Restaurants, Inc.	12,548
68	Deckers Outdoor Corp.*	6,749
106	DeVry, Inc.	6,587
160	Dick's Sporting Goods, Inc.*	5,920
246	Discovery Communications, Inc., Class A*	9,791
235	Discovery Communications, Inc., Class C*	8,467
362	DISH Network Corp., Class A*	10,726
175	Dollar General Corp.*	5,505
216	Dollar Tree, Inc.*	14,306
354	Expedia, Inc.	11,218
204	Family Dollar Stores, Inc.	10,834
274	Foot Locker, Inc.	5,954
272	Fortune Brands, Inc.	16,377
80	Fossil, Inc.*	10,054
249	GameStop Corp., Class A*	5,871
425	Gannett Co., Inc.	5,423
218	Garmin Ltd.	7,113
252	Gentex Corp.	7,142
279	Genuine Parts Co.	14,832
425	Goodyear Tire & Rubber Co./The*	6,872
114	Guess?, Inc.	4,346
539	H&R Block, Inc.	8,063
170	Hanesbrands, Inc.*	5,187
412	Harley-Davidson, Inc.	17,877
123	Harman International Industries, Inc.	5,117
216	Hasbro, Inc.	8,545
64	Hyatt Hotels Corp., Class A*	2,482
525	International Game Technology	9,760
860	Interpublic Group of Cos., Inc./The	8,437
285	J.C. Penney Co., Inc.	8,767
163	Jarden Corp.	5,051
90	John Wiley & Sons, Inc., Class A	4,505
103	Lamar Advertising Co., Class A*	2,622
186	Lear Corp.	9,114
253	Leggett & Platt, Inc.	5,490
275	Lennar Corp., Class A	4,865
200	Liberty Global, Inc.*	7,994
199	Liberty Global, Inc., Class A*	8,318
132	Liberty Media Corp. - Capital*	10,535
998	Liberty Media Corp. - Interactive, Class A*	16,377
93	Liberty Media Corp. - Starz*	7,139
258	LKQ Corp.*	6,339
753	Macy's, Inc.	21,739
614	Mattel, Inc.	16,369
570	MGM Resorts International*	8,613
98	Mohawk Industries, Inc.*	5,099
45	Morningstar, Inc.	2,806
80	Netflix, Inc.*	21,279
519	Newell Rubbermaid, Inc.	8,055
301	Nordstrom, Inc.	15,098
10	NVR, Inc.*	6,801
244	O'Reilly Automotive, Inc.*	14,518
51	Panera Bread Co., Class A*	5,881
120	Penn National Gaming, Inc.*	5,032
200	PetSmart, Inc.	8,604
56	Polaris Industries, Inc.	6,639
597	Pulte Group, Inc.*	4,101
109	PVH Corp.	7,799
208	Ross Stores, Inc.	15,760
238	Royal Caribbean Cruises Ltd.*	7,287
163	Scripps Networks Interactive, Inc., Class A	7,553
84	Sears Holdings Corp.*	5,852
6,942	Sirius XM Radio, Inc.*	14,648
119	Sotheby's	5,040
345	Starwood Hotels & Resorts Worldwide, Inc.	18,961
122	Tempur-Pedic International, Inc.*	8,785
223	Tiffany & Co.	17,748
260	Toll Brothers, Inc.*	5,190
128	Tractor Supply Co.	8,438
184	TRW Automotive Holdings Corp.*	9,286
111	Tupperware Brands Corp.	6,936
87	Ulta Salon Cosmetics & Fragrance, Inc.*	5,484
70	Under Armour, Inc., Class A*	5,139
228	Urban Outfitters, Inc.*	7,419
151	VF Corp.	17,637
79	Warnaco Group, Inc./The*	4,211
9	Washington Post Co./The, Class B	3,621
53	Weight Watchers International, Inc.	4,091
134	Whirlpool Corp.	9,277
167	Williams-Sonoma, Inc.	6,182
301	Wyndham Worldwide Corp.	10,412
		822,071
	Consumer Staples - 6.2%
157	Brown-Forman Corp., Class B	11,549
260	Bunge Ltd.	17,891
351	Campbell Soup Co.	11,601
253	Church & Dwight Co., Inc.	10,206
236	Clorox Co.	16,895
578	Coca-Cola Enterprises, Inc.	16,248
723	ConAgra Foods, Inc.	18,516
331	Constellation Brands, Inc., Class A*	6,749
133	Corn Products International, Inc.	6,768
391	Dr. Pepper Snapple Group, Inc.	14,764
123	Energizer Holdings, Inc.*	9,919
210	Green Mountain Coffee Roasters, Inc.*	21,829
125	Hansen Natural Corp.*	9,578
209	Herbalife Ltd.	11,645
255	Hormel Foods Corp.	7,387
205	J.M. Smucker Co./The	15,974
212	McCormick & Co., Inc.	10,314
282	Molson Coors Brewing Co., Class B	12,704
97	Ralcorp Holdings, Inc.*	8,390
626	Safeway, Inc.	12,626
1,041	Sara Lee Corp.	19,894
274	Smithfield Foods, Inc.*	6,033
544	Tyson Foods, Inc., Class A	9,553
273	Whole Foods Market, Inc.	18,209
		305,242
	Energy - 8.9%
398	Alpha Natural Resources, Inc.*	16,999
373	Arch Coal, Inc.	9,549
206	Brigham Exploration Co.*	6,551
184	Cabot Oil & Gas Corp.	13,631
35	CARBO Ceramics, Inc.	5,462
151	Cimarex Energy Co.	13,306
181	Concho Resources, Inc.*	16,938
399	Consol Energy, Inc.	21,386
102	Continental Resources, Inc.*	6,996
704	Denbury Resources, Inc.*	13,601
116	Diamond Offshore Drilling, Inc.	7,868

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
142	Dresser-Rand Group, Inc.*	$7,586
54	Dril-Quip, Inc.*	3,808
264	EQT Corp.	16,759
302	EXCO Resources, Inc.	4,805
424	FMC Technologies, Inc.*	19,334
201	Forest Oil Corp.*	5,226
171	Helmerich & Payne, Inc.	11,808
184	HollyFrontier Corp.	13,872
413	McDermott International, Inc.*	8,330
503	Nabors Industries Ltd.*	13,284
236	Newfield Exploration Co.*	15,911
191	Oceaneering International, Inc.	8,251
91	Oil States International, Inc.*	7,344
273	Patterson-UTI Energy, Inc.	8,881
532	Petrohawk Energy Corp.*	20,317
206	Pioneer Natural Resources Co.	19,156
246	Plains Exploration & Production Co.*	9,596
309	QEP Resources, Inc.	13,543
282	Range Resources Corp.	18,375
223	Rowan Cos., Inc.*	8,735
87	RPC, Inc.	2,055
679	SandRidge Energy, Inc.*	7,822
113	SM Energy Co.	8,515
206	Southern Union Co.	8,858
213	Sunoco, Inc.	8,658
253	Tesoro Corp.*	6,145
91	Tidewater, Inc.	4,945
269	Ultra Petroleum Corp.*	12,595
207	Whiting Petroleum Corp.*	12,130
		438,931
	Financials - 17.3%
90	Affiliated Managers Group, Inc.*	9,390
108	Alexandria Real Estate Equities, Inc. (REIT)	8,856
15	Alleghany Corp.*	4,941
304	American Capital Agency Corp. (REIT)	8,488
161	American Financial Group, Inc./OH	5,471
210	Apartment Investment & Management Co., Class A (REIT)	5,733
234	Arch Capital Group Ltd.*	7,909
195	Arthur J. Gallagher & Co.	5,483
171	Assurant, Inc.	6,091
298	Assured Guaranty Ltd.	4,217
151	AvalonBay Communities, Inc. (REIT)	20,263
229	Axis Capital Holdings Ltd.	7,298
47	BOK Financial Corp.	2,560
129	BRE Properties, Inc. (REIT)	6,770
203	Brown & Brown, Inc.	4,427
124	Camden Property Trust (REIT)	8,317
520	CB Richard Ellis Group, Inc., Class A*	11,336
1,816	Chimera Investment Corp. (REIT)	5,593
269	Cincinnati Financial Corp.	7,352
354	CIT Group, Inc.*	14,068
86	City National Corp./CA	4,616
52	CNA Financial Corp.	1,432
355	Comerica, Inc.	11,371
137	Commerce Bancshares, Inc./MO	5,605
102	Cullen/Frost Bankers, Inc.	5,496
401	Developers Diversified Realty Corp. (REIT)	5,859
168	Digital Realty Trust, Inc. (REIT)	10,283
446	Duke Realty Corp. (REIT)	6,262
451	E*Trade Financial Corp.*	7,162
262	East West Bancorp, Inc.	4,863
209	Eaton Vance Corp.	5,605
50	Erie Indemnity Co., Class A	3,685
57	Essex Property Trust, Inc. (REIT)	8,001
92	Everest Re Group Ltd.	7,555
110	Federal Realty Investment Trust (REIT)	9,607
182	Federated Investors, Inc., Class B	3,889
395	Fidelity National Financial, Inc., Class A	6,438
1,621	Fifth Third Bancorp	20,506
544	First Niagara Financial Group, Inc.	6,664
864	Genworth Financial, Inc., Class A*	7,188
203	HCC Insurance Holdings, Inc.	6,116
313	Health Care REIT, Inc. (REIT)	16,520
218	Hospitality Properties Trust (REIT)	5,505
1,210	Host Hotels & Resorts, Inc. (REIT)	19,179
863	Hudson City Bancorp, Inc.	7,120
1,523	Huntington Bancshares, Inc./OH	9,207
130	IntercontinentalExchange, Inc.*	16,029
817	Invesco Ltd.	18,121
252	Jefferies Group, Inc.	4,765
76	Jones Lang LaSalle, Inc.	6,469
1,681	KeyCorp	13,515
719	Kimco Realty Corp. (REIT)	13,683
252	Legg Mason, Inc.	7,414
342	Leucadia National Corp.	11,515
203	Liberty Property Trust (REIT)	6,894
557	Lincoln National Corp.	14,760
29	LPL Investment Holdings, Inc.*	958
213	M&T Bank Corp.	18,369
229	Macerich Co./The (REIT)	12,167
154	Mack-Cali Realty Corp. (REIT)	5,124
17	Markel Corp.*	6,807
349	Moody's Corp.	12,428
212	MSCI, Inc., Class A*	7,524
243	NASDAQ OMX Group, Inc./The*	5,849
770	New York Community Bancorp, Inc.	10,418
458	NYSE Euronext	15,325
431	Old Republic International Corp.	4,500
119	PartnerRe Ltd.	7,952
633	People's United Financial, Inc.	8,026
305	Piedmont Office Realty Trust, Inc., Class A (REIT)	6,268
288	Plum Creek Timber Co., Inc. (REIT)	11,007
531	Principal Financial Group, Inc.	14,672
750	ProLogis, Inc. (REIT)	26,722
180	Raymond James Financial, Inc.	5,717
143	Rayonier, Inc. (REIT)	9,216
220	Realty Income Corp. (REIT)	7,141
145	Regency Centers Corp. (REIT)	6,513
2,221	Regions Financial Corp.	13,526
130	Reinsurance Group of America, Inc.	7,567
91	RenaissanceRe Holdings Ltd.	6,333
270	SEI Investments Co.	5,341
251	Senior Housing Properties Trust (REIT)	6,009
143	SL Green Realty Corp. (REIT)	11,729
933	SLM Corp.	14,545
99	Taubman Centers, Inc. (REIT)	5,930
164	TFS Financial Corp.*	1,548
206	Torchmark Corp.	8,320
110	Transatlantic Holdings, Inc.	5,633
336	UDR, Inc. (REIT)	8,840
544	Unum Group	13,268
464	Ventas, Inc. (REIT)	25,116
219	W.R. Berkley Corp.	6,743
152	Waddell & Reed Financial, Inc., Class A	5,578
211	Weingarten Realty Investors (REIT)	5,427
12	White Mountains Insurance Group Ltd.	5,057
547	XL Group plc	11,224
323	Zions Bancorp.	7,074
		850,973
	Health Care - 10.1%
149	Alere, Inc.*	4,394
320	Alexion Pharmaceuticals, Inc.*	18,176
330	Allscripts Healthcare Solutions, Inc.*	5,990

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
88	AMERIGROUP Corp.*	$4,840
485	AmerisourceBergen Corp.	18,580
34	Bio-Rad Laboratories, Inc., Class A*	3,706
2,702	Boston Scientific Corp.*	19,346
129	Bruker Corp.*	2,221
153	C.R. Bard, Inc.	15,098
391	CareFusion Corp.*	10,319
134	Cephalon, Inc.*	10,712
253	Cerner Corp.*	16,822
168	Community Health Systems, Inc.*	4,341
81	Cooper Cos., Inc./The	6,196
107	Covance, Inc.*	6,126
262	Coventry Health Care, Inc.*	8,384
170	DaVita, Inc.*	14,202
253	DENTSPLY International, Inc.	9,586
203	Edwards Lifesciences Corp.*	14,484
184	Endo Pharmaceuticals Holdings, Inc.*	6,854
509	Forest Laboratories, Inc.*	18,864
86	Gen-Probe, Inc.*	5,207
172	Health Net, Inc.*	4,837
162	Henry Schein, Inc.*	10,767
457	Hologic, Inc.*	8,487
295	Hospira, Inc.*	15,080
331	Human Genome Sciences, Inc.*	6,954
102	IDEXX Laboratories, Inc.*	8,460
220	Illumina, Inc.*	13,739
113	Kinetic Concepts, Inc.*	7,564
177	Laboratory Corp of America Holdings*	16,065
318	Life Technologies Corp.*	14,320
167	Lincare Holdings, Inc.	4,274
85	Mednax, Inc.*	5,794
57	Mettler-Toledo International, Inc.*	8,824
766	Mylan, Inc.*	17,449
206	Omnicare, Inc.	6,283
181	Patterson Cos., Inc.	5,582
201	PerkinElmer, Inc.	4,916
147	Perrigo Co.	13,276
187	Pharmaceutical Product Development, Inc.	5,391
278	Quest Diagnostics, Inc.	15,015
270	ResMed, Inc.*	8,178
99	Sirona Dental Systems, Inc.*	5,007
849	Tenet Healthcare Corp.*	4,720
90	United Therapeutics Corp.*	5,164
159	Universal Health Services, Inc., Class B	7,893
211	Varian Medical Systems, Inc.*	13,242
247	Warner Chilcott plc, Class A	5,192
161	Waters Corp.*	14,150
223	Watson Pharmaceuticals, Inc.*	14,970
		496,041
	Industrials - 12.0%
183	Aecom Technology Corp.*	4,527
168	AGCO Corp.*	7,967
284	AMETEK, Inc.	12,070
189	Avery Dennison Corp.	5,963
206	Babcock & Wilcox Co./The*	5,146
170	BE Aerospace, Inc.*	6,766
222	Cintas Corp.	7,226
111	Copart, Inc.*	4,823
193	Corrections Corp. of America*	4,142
1,495	Delta Air Lines, Inc.*	11,796
126	Donaldson Co., Inc.	6,978
88	Dun & Bradstreet Corp.	6,384
218	Equifax, Inc.	7,490
377	Expeditors International of Washington, Inc.	17,990
521	Fastenal Co.	17,532
99	Flowserve Corp.	9,839
313	Fluor Corp.	19,885
92	Gardner Denver, Inc.	7,847
221	Goodrich Corp.	21,026
106	Graco, Inc.	4,657
418	Hertz Global Holdings, Inc.*	5,881
93	Hubbell, Inc., Class B	5,531
143	IDEX Corp.	5,932
83	IHS, Inc., Class A*	6,116
323	Iron Mountain, Inc.	10,216
324	ITT Corp.	17,282
178	J.B. Hunt Transport Services, Inc.	8,053
222	Jacobs Engineering Group, Inc.*	8,689
185	Joy Global, Inc.	17,375
194	Kansas City Southern*	11,514
267	KBR, Inc.	9,519
145	Kennametal, Inc.	5,717
95	Kirby Corp.*	5,540
188	L-3 Communications Holdings, Inc.	14,875
149	Lincoln Electric Holdings, Inc.	5,099
145	Manpower, Inc.	7,325
635	Masco Corp.	6,699
81	MSC Industrial Direct Co., Class A	5,004
127	Navistar International Corp.*	6,516
110	Nordson Corp.	5,613
160	Oshkosh Corp.*	3,971
207	Owens Corning*	7,365
204	Pall Corp.	10,114
174	Pentair, Inc.	6,405
331	Pitney Bowes, Inc.	7,133
374	Quanta Services, Inc.*	6,926
362	R.R. Donnelley & Sons Co.	6,809
261	Robert Half International, Inc.	7,146
274	Rockwell Collins, Inc.	15,095
133	Rollins, Inc.	2,539
170	Roper Industries, Inc.	13,877
144	Shaw Group, Inc./The*	3,727
103	Snap-On, Inc.	5,857
1,311	Southwest Airlines Co.	13,058
208	Spirit AeroSystems Holdings, Inc., Class A*	4,262
90	SPX Corp.	6,772
150	Stericycle, Inc.*	12,318
194	Terex Corp.*	4,309
488	Textron, Inc.	11,287
93	Thomas & Betts Corp.*	4,537
139	Timken Co.	6,070
96	Towers Watson & Co., Class A	5,870
79	TransDigm Group, Inc.*	7,116
584	United Continental Holdings, Inc.*	10,582
139	URS Corp.*	5,675
209	Verisk Analytics, Inc., Class A*	6,960
103	W.W. Grainger, Inc.	15,282
119	WABCO Holdings, Inc.*	7,503
85	Wabtec Corp.	5,484
201	Waste Connections, Inc.	6,480
		589,079
	Information Technology - 14.3%
105	Acme Packet, Inc.*	6,187
1,014	Advanced Micro Devices, Inc.*	7,443
331	Akamai Technologies, Inc.*	8,017
92	Alliance Data Systems Corp.*	9,047
316	Amdocs Ltd.*	9,963
311	Amphenol Corp., Class A	15,205
526	Analog Devices, Inc.	18,094
163	ANSYS, Inc.*	8,248
205	Arrow Electronics, Inc.*	7,124
148	Aruba Networks, Inc.*	3,397
758	Atmel Corp.*	9,172
405	Autodesk, Inc.*	13,932
See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
267	Avnet, Inc.*	$7,823
91	AVX Corp.	1,267
319	BMC Software, Inc.*	13,787
221	Broadridge Financial Solutions, Inc.	5,096
792	Brocade Communications Systems, Inc.*	4,340
272	Computer Sciences Corp.	9,596
83	Concur Technologies, Inc.*	3,772
193	Cree, Inc.*	6,342
297	Cypress Semiconductor Corp.*	6,112
94	Dolby Laboratories, Inc., Class A*	3,982
66	EchoStar Corp., Class A*	2,208
591	Electronic Arts, Inc.*	13,150
83	Equinix, Inc.*	8,671
142	F5 Networks, Inc.*	13,274
75	Factset Research Systems, Inc.	6,907
460	Fidelity National Information Services, Inc.	13,809
254	Fiserv, Inc.*	15,331
280	FLIR Systems, Inc.	7,689
166	Fortinet, Inc.*	3,373
146	Gartner, Inc.*	5,389
187	Genpact Ltd.*	3,085
141	Global Payments, Inc.	6,685
228	Harris Corp.	9,090
151	IAC/InterActiveCorp*	6,250
187	Informatica Corp.*	9,561
277	Ingram Micro, Inc., Class A*	5,138
47	IPG Photonics Corp.*	2,829
355	Jabil Circuit, Inc.	6,500
394	JDS Uniphase Corp.*	5,181
297	KLA-Tencor Corp.	11,827
220	Lam Research Corp.*	8,994
370	Linear Technology Corp.	10,841
1,090	LSI Corp.*	8,022
934	Marvell Technology Group Ltd.*	13,842
528	Maxim Integrated Products, Inc.	12,123
333	Microchip Technology, Inc.	11,239
1,529	Micron Technology, Inc.*	11,269
142	MICROS Systems, Inc.*	6,954
114	Molex, Inc.	2,677
126	Molex, Inc., Class A	2,488
165	National Instruments Corp.	4,264
424	National Semiconductor Corp.	10,481
282	NCR Corp.*	5,626
158	Novellus Systems, Inc.*	4,904
401	Nuance Communications, Inc.*	8,024
1,052	NVIDIA Corp.*	14,549
785	ON Semiconductor Corp.*	6,822
209	Parametric Technology Corp.*	4,345
573	Paychex, Inc.	16,176
312	Polycom, Inc.*	8,433
191	Rackspace Hosting, Inc.*	7,640
341	Red Hat, Inc.*	14,349
260	Riverbed Technology, Inc.*	7,444
199	Rovi Corp.*	10,541
632	SAIC, Inc.*	10,131
421	SanDisk Corp.*	17,905
760	Seagate Technology plc	10,556
328	Skyworks Solutions, Inc.*	8,302
124	Solera Holdings, Inc.	6,929
265	Synopsys, Inc.*	6,352
298	Teradata Corp.*	16,378
295	TIBCO Software, Inc.*	7,682
344	Total System Services, Inc.	6,402
217	Trimble Navigation Ltd.*	7,721
131	Varian Semiconductor Equipment Associates, Inc.*	7,957
155	VeriFone Systems, Inc.*	6,102
298	VeriSign, Inc.	9,301
266	Vishay Intertechnology, Inc.*	3,663
104	WebMD Health Corp.*	3,666
411	Western Digital Corp.*	14,163
458	Xilinx, Inc.	14,702
		703,852
	Materials - 7.0%
128	Airgas, Inc.	8,794
162	Albemarle Corp.	10,786
155	Allegheny Technologies, Inc.	9,019
145	Allied Nevada Gold Corp.*	5,524
111	Aptargroup, Inc.	5,667
127	Ashland, Inc.	7,777
299	Ball Corp.	11,601
189	Bemis Co., Inc.	5,972
277	Celanese Corp.	15,271
126	CF Industries Holdings, Inc.	19,570
58	Compass Minerals International, Inc.	4,567
275	Crown Holdings, Inc.*	10,563
74	Domtar Corp.	5,916
118	Eastman Chemical Co.	11,398
127	FMC Corp.	11,121
44	Greif, Inc., Class A	2,686
340	Huntsman Corp.	6,494
142	International Flavors & Fragrances, Inc.	8,686
35	Kronos Worldwide, Inc.	1,084
116	Lubrizol Corp.	15,614
80	Martin Marietta Materials, Inc.	6,050
298	MeadWestvaco Corp.	9,280
98	Molycorp, Inc.*	6,236
243	Nalco Holding Co.	8,590
292	Owens-Illinois, Inc.*	6,766
181	Packaging Corp. of America	4,827
131	Reliance Steel & Aluminum Co.	6,158
120	Rockwood Holdings, Inc.*	7,256
96	Royal Gold, Inc.	6,154
228	RPM International, Inc.	4,806
79	Scotts Miracle-Gro Co./The, Class A	3,986
283	Sealed Air Corp.	6,093
161	Sherwin-Williams Co./The	12,424
185	Sigma-Aldrich Corp.	12,413
83	Silgan Holdings, Inc.	3,219
215	Solutia, Inc.*	4,610
177	Sonoco Products Co.	5,673
386	Steel Dynamics, Inc.	6,029
151	Titanium Metals Corp.	2,686
253	United States Steel Corp.	10,117
157	Valspar Corp.	5,161
206	Vulcan Materials Co.	7,064
115	Walter Energy, Inc.	14,096
34	Westlake Chemical Corp.	1,760
107	WR Grace & Co.*	5,397
		344,961
	Telecommunication Services - 1.1%
1,764	Frontier Communications Corp.	13,212
450	MetroPCS Communications, Inc.*	7,326
299	NII Holdings, Inc.*	12,663
165	Telephone & Data Systems, Inc.	4,418
268	tw telecom, inc.*	5,293
27	United States Cellular Corp.*	1,193
902	Windstream Corp.	11,014
		55,119
	Utilities - 6.4%
1,406	AES Corp./The*	17,308
138	AGL Resources, Inc.	5,630
195	Alliant Energy Corp.	7,685
424	Ameren Corp.	12,220
309	American Water Works Co., Inc.	8,652

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
242	Aqua America, Inc.	$5,118
159	Atmos Energy Corp.	5,315
617	Calpine Corp.*	10,026
698	CenterPoint Energy, Inc.	13,667
446	CMS Energy Corp.	8,536
319	Constellation Energy Group, Inc.	12,387
207	DPL, Inc.	6,262
298	DTE Energy Co.	14,852
128	Energen Corp.	7,528
239	Great Plains Energy, Inc.	4,821
138	Integrys Energy Group, Inc.	6,929
90	ITC Holdings Corp.	6,323
307	MDU Resources Group, Inc.	6,619
138	National Fuel Gas Co.	9,988
489	NiSource, Inc.	9,844
310	Northeast Utilities	10,540
426	NRG Energy, Inc.*	10,446
183	NSTAR	8,112
413	NV Energy, Inc.	6,129
172	OGE Energy Corp.	8,607
177	Oneok, Inc.	12,884
399	Pepco Holdings, Inc.	7,453
192	Pinnacle West Capital Corp.	8,131
313	Questar Corp.	5,769
205	SCANA Corp.	8,034
357	TECO Energy, Inc.	6,615
195	UGI Corp.	5,909
201	Westar Energy, Inc.	5,188
413	Wisconsin Energy Corp.	12,658
856	Xcel Energy, Inc.	20,544
		316,729
	Total Common Stocks
	(Cost $4,983,944)	4,922,998

	Money Market Fund - 0.0%†
1,553	JPMorgan U.S. Government Money Market
	Premier, 0.03% (Cost $1,553)	1,553
	Total Investment Securities
	(Cost $4,985,497) — 100.0%	4,924,551
	Liabilities in excess of other assets — 0.0%†	(1,071)
	Net Assets — 100.0%	$4,923,480

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,257
Aggregate gross unrealized depreciation	(297,789)
Net unrealized depreciation	$(62,532)
Federal income tax cost of investments	$4,987,083

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.1%
274	99 Cents Only Stores*	$5,411
373	Aaron's, Inc.	9,403
412	Aeropostale, Inc.*	6,942
189	American Greetings Corp., Class A	4,190
164	Ameristar Casinos, Inc.	3,641
264	Ann, Inc.*	6,848
137	Arbitron, Inc.	5,359
325	Ascena Retail Group, Inc.*	10,504
274	Bally Technologies, Inc.*	10,804
119	BJ's Restaurants, Inc.*	5,518
155	Bob Evans Farms, Inc.	5,354
94	Bridgepoint Education, Inc.*	2,327
455	Brinker International, Inc.	10,929
452	Brunswick Corp.	9,867
137	Buckle, Inc./The	6,070
92	Buffalo Wild Wings, Inc.*	5,845
219	Cabela's, Inc.*	5,992
75	Capella Education Co.*	3,206
335	Career Education Corp.*	7,601
293	Carter's, Inc.*	9,815
279	Cheesecake Factory, Inc./The*	8,044
912	Chico's FAS, Inc.	13,762
133	Childrens Place Retail Stores, Inc./The*	6,427
166	Choice Hotels International, Inc.	5,061
448	Cinemark Holdings, Inc.	8,732
150	Coinstar, Inc.*	7,329
318	Collective Brands, Inc.*	3,746
75	Columbia Sportswear Co.	4,305
312	Cooper Tire & Rubber Co.	5,260
119	Cracker Barrel Old Country Store, Inc.	5,368
438	CROCS, Inc.*	13,723
219	Dillard's, Inc., Class A	12,321
83	DineEquity, Inc.*	4,324
202	Domino's Pizza, Inc.*	5,428
318	DreamWorks Animation SKG, Inc., Class A*	6,951
127	DSW, Inc., Class A*	6,728
203	Education Management Corp.*	4,529
290	Express, Inc.	6,508
127	Federal-Mogul Corp.*	2,435
262	Finish Line, Inc./The, Class A	5,581
214	Gaylord Entertainment Co.*	6,279
121	Genesco, Inc.*	6,268
122	Group 1 Automotive, Inc.	5,811
146	Helen of Troy Ltd.*	4,709
140	Hibbett Sports, Inc.*	5,494
316	Hillenbrand, Inc.	6,917
206	HSN, Inc.*	6,734
369	Iconix Brand Group, Inc.*	8,609
142	International Speedway Corp., Class A	3,972
202	Interval Leisure Group, Inc.*	2,596
145	ITT Educational Services, Inc.*	12,422
259	Jack in the Box, Inc.*	5,884
445	Jones Group, Inc./The	5,758
139	JoS. A. Bank Clothiers, Inc.*	7,132
160	K12, Inc.*	5,133
340	KB Home	2,887
203	Life Time Fitness, Inc.*	8,477
315	Madison Square Garden Co./The, Class A*	8,347
152	Matthews International Corp., Class A	5,501
187	MDC Holdings, Inc.	4,228
263	Men's Wearhouse, Inc./The	8,624
186	Meredith Corp.	5,552
154	Monro Muffler Brake, Inc.	5,507
281	National CineMedia, Inc.	4,139
657	New York Times Co./The, Class A*	5,637
1,416	Office Depot, Inc.*	5,352
439	OfficeMax, Inc.*	3,108
473	Orient-Express Hotels Ltd., Class A*	4,678
229	Penske Automotive Group, Inc.	5,068
117	PF Chang's China Bistro, Inc.	3,853
598	Pier 1 Imports, Inc.*	6,572
313	Pinnacle Entertainment, Inc.*	4,517
248	Pool Corp.	6,634
541	RadioShack Corp.	7,531
399	Regal Entertainment Group, Class A	5,103
291	Regis Corp.	4,321
324	Rent-A-Center, Inc.	8,764
610	Saks, Inc.*	6,551
491	Sally Beauty Holdings, Inc.*	8,445
349	Scientific Games Corp., Class A*	3,190
1,218	Service Corp. International	12,752
279	Six Flags Entertainment Corp.	9,824
182	Skechers U.S.A., Inc., Class A*	3,030
197	Steven Madden Ltd.*	7,506
64	Strayer Education, Inc.	7,786
308	Tenneco, Inc.*	12,302
299	Texas Roadhouse, Inc.	4,939
194	Thor Industries, Inc.	4,798
204	Timberland Co./The, Class A*	8,729
185	Vail Resorts, Inc.	8,464
254	Valassis Communications, Inc.*	6,807
120	Vera Bradley, Inc.*	4,352
126	Vitamin Shoppe, Inc.*	5,489
1,676	Wendy's Co./The	8,833
292	WMS Industries, Inc.*	8,050
249	Wolverine World Wide, Inc.	9,430
140	World Wrestling Entertainment, Inc., Class A	1,410
109	Zumiez, Inc.*	2,896
		635,889
	Consumer Staples - 3.6%
274	BJ's Wholesale Club, Inc.*	13,796
47	Boston Beer Co., Inc., Class A*	4,237
193	Casey's General Stores, Inc.	8,685
596	Darling International, Inc.*	10,061
920	Dean Foods Co.*	10,138
111	Diamond Foods, Inc.	7,947
182	Dole Food Co., Inc.*	2,583
702	Flowers Foods, Inc.	15,388
198	Fresh Del Monte Produce, Inc.	4,853
184	Hain Celestial Group, Inc./The*	5,949
72	J&J Snack Foods Corp.	3,722
103	Lancaster Colony Corp.	6,193
284	Nu Skin Enterprises, Inc., Class A	10,661
242	Pilgrim's Pride Corp.*	1,162
92	Pricesmart, Inc.	5,384
218	Ruddick Corp.	9,134
104	Sanderson Farms, Inc.	4,807
315	Snyders-Lance, Inc.	6,429
127	Spectrum Brands Holdings, Inc.*	3,391
1,081	SUPERVALU, Inc.	9,297
146	Tootsie Roll Industries, Inc.	4,095
182	TreeHouse Foods, Inc.*	9,398
223	United Natural Foods, Inc.*	9,310
120	Universal Corp.	4,406
191	Vector Group Ltd.	3,344
57	Weis Markets, Inc.	2,291
		176,661
	Energy - 6.8%
47	Apco Oil and Gas International, Inc.	4,143
223	ATP Oil & Gas Corp.*	3,231

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
284	Atwood Oceanics, Inc.*	$13,263
126	Basic Energy Services, Inc.*	4,081
243	Berry Petroleum Co., Class A	13,936
210	Bill Barrett Corp.*	10,450
173	Bristow Group, Inc.	8,387
175	Carrizo Oil & Gas, Inc.*	6,720
46	Clayton Williams Energy, Inc.*	3,051
291	Cloud Peak Energy, Inc.*	6,489
373	Complete Production Services, Inc.*	14,502
235	Comstock Resources, Inc.*	7,497
67	Contango Oil & Gas Co.*	4,226
448	CVR Energy, Inc.*	12,029
322	Exterran Holdings, Inc.*	5,951
531	Global Industries Ltd.*	2,724
133	Gulfmark Offshore, Inc., Class A*	6,482
198	Gulfport Energy Corp.*	7,219
533	Helix Energy Solutions Group, Inc.*	10,436
594	ION Geophysical Corp.*	6,023
721	Key Energy Services, Inc.*	14,052
155	Lufkin Industries, Inc.	12,629
322	Northern Oil and Gas, Inc.*	7,129
215	Oasis Petroleum, Inc.*	6,351
137	Overseas Shipholding Group, Inc.	3,335
466	Patriot Coal Corp.*	8,812
617	Quicksilver Resources, Inc.*	8,731
233	Resolute Energy Corp.*	3,796
267	Rosetta Resources, Inc.*	13,823
110	SEACOR Holdings, Inc.	11,040
219	Ship Finance International Ltd.	3,482
250	Stone Energy Corp.*	8,115
401	Superior Energy Services, Inc.*	16,637
212	Swift Energy Co.*	8,077
216	Teekay Corp.	5,994
391	TETRA Technologies, Inc.*	5,032
245	Unit Corp.*	14,702
145	Venoco, Inc.*	1,843
185	W&T Offshore, Inc.	5,014
280	Western Refining, Inc.*	5,720
361	World Fuel Services Corp.	13,584
		328,738
	Financials - 21.6%
205	Acadia Realty Trust (REIT)	4,303
18	Alexander's, Inc. (REIT)	7,218
341	American Campus Communities, Inc. (REIT)	12,692
73	American National Insurance Co.	5,471
122	Amtrust Financial Services, Inc.	2,833
645	Anworth Mortgage Asset Corp. (REIT)	4,470
158	Argo Group International Holdings Ltd.	4,645
215	Artio Global Investors, Inc.	2,365
334	Aspen Insurance Holdings Ltd.	8,651
882	Associated Banc-Corp.	12,039
450	Astoria Financial Corp.	5,242
398	BancorpSouth, Inc.	5,389
243	Bank of Hawaii Corp.	10,889
667	BioMed Realty Trust, Inc. (REIT)	13,087
686	Brandywine Realty Trust (REIT)	8,225
1,514	CapitalSource, Inc.	9,780
856	Capitol Federal Financial, Inc.	9,793
395	Capstead Mortgage Corp. (REIT)	4,993
151	Cash America International, Inc.	8,450
401	Cathay General Bancorp	5,558
718	CBL & Associates Properties, Inc. (REIT)	12,752
264	CBOE Holdings, Inc.	6,083
1,152	CNO Financial Group, Inc.*	8,467
104	Cohen & Steers, Inc.	4,111
426	Colonial Properties Trust (REIT)	9,180
419	CommonWealth REIT (REIT)	9,897
190	Community Bank System, Inc.	4,780
341	Corporate Office Properties Trust (REIT)	10,595
428	Cousins Properties, Inc. (REIT)	3,642
26	Credit Acceptance Corp.*	2,062
482	CVB Financial Corp.	4,671
421	Cypress Sharpridge Investments, Inc. (REIT)	5,182
1,253	DCT Industrial Trust, Inc. (REIT)	6,791
247	Delphi Financial Group, Inc., Class A	6,649
858	DiamondRock Hospitality Co. (REIT)	8,769
315	DuPont Fabros Technology, Inc. (REIT)	8,029
137	EastGroup Properties, Inc. (REIT)	6,099
207	Endurance Specialty Holdings Ltd.	8,433
49	Enstar Group Ltd.*	5,176
237	Entertainment Properties Trust (REIT)	11,018
195	Equity Lifestyle Properties, Inc. (REIT)	12,706
297	Equity One, Inc. (REIT)	5,762
451	Extra Space Storage, Inc. (REIT)	9,588
223	Ezcorp, Inc., Class A*	7,421
69	FBL Financial Group, Inc., Class A	2,172
141	Financial Engines, Inc.*	3,350
504	First American Financial Corp.	8,059
146	First Cash Financial Services, Inc.*	6,317
28	First Citizens BancShares Inc./NC, Class A	5,043
295	First Financial Bancorp.	4,723
241	First Financial Bankshares, Inc.	7,767
1,333	First Horizon National Corp.	11,984
378	First Midwest Bancorp, Inc./IL	4,506
550	FirstMerit Corp.	8,035
581	FNB Corp./PA	5,810
663	Forest City Enterprises, Inc., Class A*	11,941
375	Franklin Street Properties Corp. (REIT)	4,729
1,006	Fulton Financial Corp.	10,211
143	Getty Realty Corp. (REIT)	3,318
367	Glacier Bancorp, Inc.	4,822
509	Glimcher Realty Trust (REIT)	5,014
172	Government Properties Income Trust (REIT)	4,254
55	Green Dot Corp., Class A*	1,784
150	Greenhill & Co., Inc.	6,606
152	Greenlight Capital Re Ltd., Class A*	3,763
397	Hancock Holding Co.	13,081
232	Hanover Insurance Group, Inc./The	8,401
62	Harleysville Group, Inc.	1,874
368	Hatteras Financial Corp. (REIT)	9,870
371	Healthcare Realty Trust, Inc. (REIT)	7,272
766	Hersha Hospitality Trust (REIT)	4,014
365	Highwoods Properties, Inc. (REIT)	12,567
196	Home Properties, Inc. (REIT)	12,842
136	Iberiabank Corp.	6,932
393	Inland Real Estate Corp. (REIT)	3,466
297	International Bancshares Corp.	4,996
455	Invesco Mortgage Capital, Inc. (REIT)	8,909
236	Investors Bancorp, Inc.*	3,266
950	Janus Capital Group, Inc.	8,018
163	KBW, Inc.	2,787
294	Kilroy Realty Corp. (REIT)	11,342
512	Knight Capital Group, Inc., Class A*	5,791
394	LaSalle Hotel Properties (REIT)	9,854
697	Lexington Realty Trust (REIT)	5,855
268	MB Financial, Inc.	5,411
795	MBIA, Inc.*	7,314
567	Medical Properties Trust, Inc. (REIT)	6,668
134	Mercury General Corp.	4,977
832	MF Global Holdings Ltd.*	6,132
1,762	MFA Financial, Inc. (REIT)	13,197

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
951	MGIC Investment Corp.*	$3,785
185	Mid-America Apartment Communities, Inc. (REIT)	13,096
318	Montpelier Re Holdings Ltd.	5,489
120	National Health Investors, Inc. (REIT)	5,459
650	National Penn Bancshares, Inc.	5,226
434	National Retail Properties, Inc. (REIT)	10,889
71	Navigators Group, Inc./The*	3,347
142	Nelnet, Inc., Class A	2,863
172	Netspend Holdings, Inc.*	1,357
226	Northwest Bancshares, Inc.	2,778
377	Ocwen Financial Corp.*	4,860
483	Old National Bancorp/IN	4,927
518	Omega Healthcare Investors, Inc. (REIT)	10,173
117	OneBeacon Insurance Group Ltd., Class A	1,491
230	optionsXpress Holdings, Inc.	3,473
27	Pacific Capital Bancorp*	809
68	Park National Corp.	4,191
252	Pebblebrook Hotel Trust (REIT)	4,982
282	Pennsylvania Real Estate Investment Trust (REIT)	4,117
287	PHH Corp.*	5,384
190	Platinum Underwriters Holdings Ltd.	6,526
87	Portfolio Recovery Associates, Inc.*	7,041
253	Post Properties, Inc. (REIT)	10,727
204	Potlatch Corp. (REIT)	6,777
207	Primerica, Inc.	4,475
313	PrivateBancorp, Inc.	3,690
149	ProAssurance Corp.*	10,378
239	Prosperity Bancshares, Inc.	9,926
437	Protective Life Corp.	9,291
289	Provident Financial Services, Inc.	4,006
97	PS Business Parks, Inc. (REIT)	5,511
356	Redwood Trust, Inc. (REIT)	5,101
89	RLI Corp.	5,620
276	Selective Insurance Group, Inc.	4,524
207	Signature Bank/NY*	12,246
140	Sovran Self Storage, Inc. (REIT)	5,677
468	St Joe Co./The*	8,288
231	StanCorp Financial Group, Inc.	7,683
478	Starwood Property Trust, Inc. (REIT)	9,273
142	Sterling Financial Corp.*	2,462
275	Stifel Financial Corp.*	10,439
712	Strategic Hotels & Resorts, Inc. (REIT)*	4,842
600	Sunstone Hotel Investors, Inc. (REIT)*	5,346
661	Susquehanna Bancshares, Inc.	4,977
217	SVB Financial Group*	13,241
398	Symetra Financial Corp.	4,999
3,725	Synovus Financial Corp.	6,817
411	Tanger Factory Outlet Centers (REIT)	11,282
757	TCF Financial Corp.	9,629
190	Texas Capital Bancshares, Inc.*	5,193
193	Tower Group, Inc.	4,412
291	Trustmark Corp.	6,341
178	UMB Financial Corp.	7,387
584	Umpqua Holdings Corp.	6,634
253	United Bankshares, Inc.	6,037
226	Unitrin, Inc.	6,366
447	U-Store-It Trust (REIT)	4,761
868	Valley National Bancorp	11,414
573	Washington Federal, Inc.	9,689
336	Washington Real Estate Investment Trust (REIT)	10,759
374	Webster Financial Corp.	7,637
148	Westamerica Bancorp.	6,946
175	Wintrust Financial Corp.	5,981
80	World Acceptance Corp.*	5,098
		1,047,145
	Health Care - 10.3%
170	Accretive Health, Inc.*	5,107
201	Acorda Therapeutics, Inc.*	5,708
301	Align Technology, Inc.*	6,619
482	Alkermes, Inc.*	8,310
150	Amedisys, Inc.*	3,879
673	Ariad Pharmaceuticals, Inc.*	8,002
137	Arthrocare Corp.*	4,528
175	athenahealth, Inc.*	10,288
566	BioMarin Pharmaceutical, Inc.*	17,676
221	Catalyst Health Solutions, Inc.*	14,482
255	Centene Corp.*	8,367
315	Cepheid, Inc.*	11,894
264	Charles River Laboratories International, Inc.*	10,441
109	Chemed Corp.	6,628
297	Cubist Pharmaceuticals, Inc.*	10,089
142	Cyberonics, Inc.*	3,854
231	Emdeon, Inc., Class A*	3,581
156	Gentiva Health Services, Inc.*	2,806
130	Haemonetics Corp.*	8,515
1,277	Health Management Associates, Inc., Class A*	12,132
476	Healthsouth Corp.*	11,614
340	Healthspring, Inc.*	13,954
319	Hill-Rom Holdings, Inc.	11,896
139	HMS Holdings Corp.*	10,508
310	Immucor, Inc.*	8,215
328	Impax Laboratories, Inc.*	6,947
94	Integra LifeSciences Holdings Corp.*	4,237
232	InterMune, Inc.*	7,744
160	Invacare Corp.	4,797
474	Isis Pharmaceuticals, Inc.*	4,095
113	Jazz Pharmaceuticals, Inc.*	4,573
265	Kindred Healthcare, Inc.*	4,993
269	LifePoint Hospitals, Inc.*	9,980
163	Magellan Health Services, Inc.*	8,492
273	Masimo Corp.	7,584
260	MedAssets, Inc.*	3,294
315	Medicis Pharmaceutical Corp., Class A	11,712
209	Meridian Bioscience, Inc.	4,514
154	Molina Healthcare, Inc.*	3,488
64	MWI Veterinary Supply, Inc.*	5,700
437	Myriad Genetics, Inc.*	9,295
116	Neogen Corp.*	4,798
202	NuVasive, Inc.*	5,781
317	Onyx Pharmaceuticals, Inc.*	10,455
325	Owens & Minor, Inc.	9,913
185	Par Pharmaceutical Cos., Inc.*	5,992
295	Parexel International Corp.*	6,056
282	PSS World Medical, Inc.*	6,748
94	Quality Systems, Inc.	8,588
282	Questcor Pharmaceuticals, Inc.*	8,756
268	Salix Pharmaceuticals Ltd.*	10,393
287	Select Medical Holdings Corp.*	2,253
275	STERIS Corp.	9,622
145	Team Health Holdings, Inc.*	3,191
189	Techne Corp.	14,324
205	Teleflex, Inc.	12,347
292	Thoratec Corp.*	9,837
185	Universal American Corp.	1,759
438	VCA Antech, Inc.*	8,559
395	Viropharma, Inc.*	7,142
265	Volcano Corp.*	8,324
215	WellCare Health Plans, Inc.*	9,428

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
169	West Pharmaceutical Services, Inc.	$7,414
109	Zoll Medical Corp.*	7,593
		499,811
	Industrials - 16.6%
216	3D Systems Corp.*	4,625
201	AAR Corp.	5,897
226	ABM Industries, Inc.	5,085
346	Actuant Corp., Class A	8,550
220	Acuity Brands, Inc.	10,712
259	Aircastle Ltd.	2,966
188	Alaska Air Group, Inc.*	11,491
211	Alexander & Baldwin, Inc.	10,172
159	Alliant Techsystems, Inc.	10,372
30	Amerco, Inc.*	2,704
1,696	AMR Corp.*	7,191
196	AO Smith Corp.	8,128
198	Applied Industrial Technologies, Inc.	6,320
94	Armstrong World Industries, Inc.	3,713
134	Atlas Air Worldwide Holdings, Inc.*	7,020
536	Avis Budget Group, Inc.*	8,099
224	Barnes Group, Inc.	5,454
231	Beacon Roofing Supply, Inc.*	4,939
237	Belden, Inc.	8,733
249	Brady Corp., Class A	7,370
255	Briggs & Stratton Corp.	4,371
239	Brink's Co./The	7,132
311	Carlisle Cos., Inc.	13,445
129	Ceradyne, Inc.*	4,181
150	Chart Industries, Inc.*	7,959
257	CLARCOR, Inc.	11,323
234	Clean Harbors, Inc.*	12,343
127	Colfax Corp.*	3,438
281	Con-way, Inc.	10,290
174	Corporate Executive Board Co./The	7,073
106	CoStar Group, Inc.*	6,229
631	Covanta Holding Corp.	10,904
259	Crane Co.	11,997
81	Cubic Corp.	3,932
234	Curtiss-Wright Corp.	7,479
262	Deluxe Corp.	6,167
141	DigitalGlobe, Inc.*	3,683
136	Dollar Thrifty Automotive Group, Inc.*	9,797
338	EMCOR Group, Inc.*	9,437
235	EnerSys*	7,515
135	ESCO Technologies, Inc.	4,682
155	Esterline Technologies Corp.*	11,837
150	Forward Air Corp.	4,674
99	Franklin Electric Co., Inc.	4,321
215	FTI Consulting, Inc.*	7,802
235	GATX Corp.	9,266
141	Generac Holdings, Inc.*	2,616
265	General Cable Corp.*	10,539
198	Genesee & Wyoming, Inc., Class A*	10,898
329	Geo Group, Inc./The*	6,843
668	GrafTech International Ltd.*	12,866
175	Granite Construction, Inc.	4,091
410	Harsco Corp.	11,238
302	Healthcare Services Group, Inc.	4,738
283	Heartland Express, Inc.	4,336
65	HEICO Corp.	3,397
117	HEICO Corp., Class A	4,329
291	Herman Miller, Inc.	6,696
490	Hexcel Corp.*	11,731
190	HNI Corp.	3,973
190	HUB Group, Inc., Class A*	6,741
265	II-VI, Inc.*	6,633
200	Insituform Technologies, Inc., Class A*	4,010
288	Interface, Inc., Class A	4,614
1,269	JetBlue Airways Corp.*	6,078
122	KAR Auction Services, Inc.*	2,169
167	Kaydon Corp.	5,954
298	Knight Transportation, Inc.	4,691
237	Korn/Ferry International*	5,105
244	Landstar System, Inc.	10,943
257	Lennox International, Inc.	9,504
670	Manitowoc Co., Inc./The	9,373
301	MasTec, Inc.*	6,285
480	Meritor, Inc.*	6,480
94	Middleby Corp.*	7,941
164	Mine Safety Appliances Co.	5,596
209	Moog, Inc., Class A*	8,559
193	Mueller Industries, Inc.	7,243
29	NACCO Industries, Inc., Class A	2,636
238	Old Dominion Freight Line, Inc.*	8,818
298	Orbital Sciences Corp.*	5,161
203	Polypore International, Inc.*	13,804
92	Raven Industries, Inc.	4,860
197	Regal-Beloit Corp.	11,944
195	Robbins & Myers, Inc.	9,407
321	RSC Holdings, Inc.*	3,833
264	Ryder System, Inc.	14,868
56	Sauer-Danfoss, Inc.*	2,660
2	Seaboard Corp.	5,230
212	Simpson Manufacturing Co., Inc.	6,000
270	Skywest, Inc.	3,472
442	Steelcase, Inc., Class A	4,389
215	SYKES Enterprises, Inc.*	4,149
117	TAL International Group, Inc.	3,620
187	Teledyne Technologies, Inc.*	10,141
318	Tetra Tech, Inc.*	6,996
92	Textainer Group Holdings Ltd.	2,387
214	Titan International, Inc.	5,408
160	Toro Co./The	8,613
406	Trinity Industries, Inc.	12,095
195	Triumph Group, Inc.	10,499
166	Tutor Perini Corp.	2,619
76	Unifirst Corp.	4,169
319	United Rentals, Inc.*	7,340
238	United Stationers, Inc.	7,637
822	US Airways Group, Inc.*	5,129
331	USG Corp.*	3,767
518	UTi Worldwide, Inc.	8,376
115	Valmont Industries, Inc.	11,195
126	Watsco, Inc.	7,457
154	Watts Water Technologies, Inc., Class A	5,164
263	Werner Enterprises, Inc.	6,194
220	WESCO International, Inc.*	11,152
297	Woodward, Inc.	10,246
		808,463
	Information Technology - 17.7%
169	ACI Worldwide, Inc.*	6,111
408	Acxiom Corp.*	5,606
330	ADTRAN, Inc.	10,920
166	Advent Software, Inc.*	3,856
515	Amkor Technology, Inc.*	2,745
155	Ancestry.com, Inc.*	5,520
150	Anixter International, Inc.	9,363
541	AOL, Inc.*	9,294
476	Ariba, Inc.*	15,741
630	Arris Group, Inc.*	7,560

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
474	Aspen Technology, Inc.*	$7,347
311	Benchmark Electronics, Inc.*	4,556
223	Blackbaud, Inc.	5,664
179	Blackboard, Inc.*	7,797
217	Blue Coat Systems, Inc.*	4,373
120	Cabot Microelectronics Corp.*	4,643
155	CACI International, Inc., Class A*	9,157
1,379	Cadence Design Systems, Inc.*	14,245
247	Cavium, Inc.*	8,519
201	Checkpoint Systems, Inc.*	3,156
472	Ciena Corp.*	7,297
345	Cirrus Logic, Inc.*	5,237
193	Cognex Corp.	6,552
130	Coherent, Inc.*	6,244
206	CommVault Systems, Inc.*	7,976
1,116	Compuware Corp.*	10,781
551	Convergys Corp.*	6,854
566	CoreLogic, Inc.*	8,931
143	Cymer, Inc.*	6,296
206	DealerTrack Holdings, Inc.*	4,777
125	DG FastChannel, Inc.*	3,533
259	Dice Holdings, Inc.*	3,572
338	Diebold, Inc.	10,221
202	Digital River, Inc.*	5,151
178	Diodes, Inc.*	4,192
188	DST Systems, Inc.	9,624
550	Earthlink, Inc.	4,422
446	Emulex Corp.*	3,769
685	Entegris, Inc.*	5,870
243	Euronet Worldwide, Inc.*	4,170
204	Fair Isaac Corp.	6,069
651	Fairchild Semiconductor International, Inc.*	9,772
195	FEI Co.*	6,443
457	Finisar Corp.*	7,787
72	Forrester Research, Inc.	2,275
637	GT Solar International, Inc.*	8,689
586	Harmonic, Inc.*	3,182
140	Hittite Microwave Corp.*	7,839
125	iGate Corp.	1,874
783	Integrated Device Technology, Inc.*	5,356
223	InterDigital, Inc.	15,220
354	International Rectifier Corp.*	9,094
641	Intersil Corp., Class A	7,724
254	IntraLinks Holdings, Inc.*	3,881
207	Itron, Inc.*	8,909
252	Ixia*	2,520
232	j2 Global Communications, Inc.*	6,204
439	Jack Henry & Associates, Inc.	12,709
216	JDA Software Group, Inc.*	6,039
441	Lender Processing Services, Inc.	8,304
400	Lexmark International, Inc., Class A*	13,428
116	Littelfuse, Inc.	5,926
78	LogMeIn, Inc.*	2,773
62	Loral Space & Communications, Inc.*	4,047
119	Mantech International Corp., Class A	4,855
175	MAXIMUS, Inc.	6,760
1,175	MEMC Electronic Materials, Inc.*	8,719
558	Mentor Graphics Corp.*	6,378
441	Microsemi Corp.*	8,754
42	MicroStrategy, Inc., Class A*	6,694
265	MKS Instruments, Inc.	6,612
662	Monster Worldwide, Inc.*	7,772
187	Netgear, Inc.*	6,154
348	Netlogic Microsystems, Inc.*	12,023
167	Netscout Systems, Inc.*	2,547
148	NetSuite, Inc.*	5,803
379	NeuStar, Inc., Class A*	9,869
275	Omnivision Technologies, Inc.*	8,041
91	OpenTable, Inc.*	6,448
80	Pegasystems, Inc.	3,229
243	Plantronics, Inc.	8,323
192	Plexus Corp.*	5,666
1,190	PMC - Sierra, Inc.*	8,318
147	Power Integrations, Inc.	5,217
287	Power-One, Inc.*	2,069
342	Progress Software Corp.*	8,242
292	QLIK Technologies, Inc.*	8,851
538	QLogic Corp.*	8,161
320	Quest Software, Inc.*	6,074
500	Rambus, Inc.*	6,940
160	RealPage, Inc.*	3,848
1,383	RF Micro Devices, Inc.*	9,335
131	RightNow Technologies, Inc.*	4,446
144	Rofin-Sinar Technologies, Inc.*	4,519
408	Sanmina-SCI Corp.*	4,651
556	Sapient Corp.*	7,740
136	Scansource, Inc.*	5,025
330	Semtech Corp.*	7,689
227	Silicon Laboratories, Inc.*	8,038
193	SolarWinds, Inc.*	4,151
1,065	Sonus Networks, Inc.*	3,152
111	SS&C Technologies Holdings, Inc.*	2,056
210	STEC, Inc.*	2,136
108	Stratasys, Inc.*	2,754
403	SuccessFactors, Inc.*	10,881
127	SunPower Corp., Class A*	2,493
86	SunPower Corp., Class B*	1,304
173	Synaptics, Inc.*	4,251
151	Synchronoss Technologies, Inc.*	4,417
124	SYNNEX Corp.*	3,512
78	Syntel, Inc.	4,288
431	Take-Two Interactive Software, Inc.*	5,814
202	Taleo Corp., Class A*	6,686
238	Tech Data Corp.*	11,107
155	TeleTech Holdings, Inc.*	3,067
1,695	Tellabs, Inc.	7,017
919	Teradyne, Inc.*	12,397
256	Tessera Technologies, Inc.*	4,022
608	TiVo, Inc.*	5,715
33	Travelzoo, Inc.*	1,742
832	TriQuint Semiconductor, Inc.*	6,257
268	TTM Technologies, Inc.*	3,712
138	Ultimate Software Group, Inc.*	7,504
200	Unisys Corp.*	4,154
200	Universal Display Corp.*	5,982
415	ValueClick, Inc.*	7,495
207	Veeco Instruments, Inc.*	8,237
92	Verint Systems, Inc.*	3,130
212	Viasat, Inc.*	9,525
204	VistaPrint N.V.*	5,447
186	Websense, Inc.*	4,219
195	Wright Express Corp.*	9,594
279	Zebra Technologies Corp., Class A*	11,160
		860,894
	Materials - 5.9%
557	AK Steel Holding Corp.	6,768
136	AMCOL International Corp.	4,170
128	Arch Chemicals, Inc.	6,031
147	Balchem Corp.	6,434
205	Buckeye Technologies, Inc.	5,512
307	Cabot Corp.	12,004
See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
286	Calgon Carbon Corp.*	$4,259
225	Carpenter Technology Corp.	12,924
288	Century Aluminum Co.*	3,750
59	Clearwater Paper Corp.*	4,463
449	Coeur d'Alene Mines Corp.*	12,253
583	Commercial Metals Co.	8,459
247	Cytec Industries, Inc.	13,832
225	Eagle Materials, Inc.	5,591
439	Ferro Corp.*	5,716
173	Georgia Gulf Corp.*	3,467
265	Globe Specialty Metals, Inc.	6,116
94	Graham Packaging Co., Inc.*	2,383
252	HB Fuller Co.	5,761
1,424	Hecla Mining Co.*	11,064
108	Innophos Holdings, Inc.	5,206
217	Intrepid Potash, Inc.*	7,215
75	Kaiser Aluminum Corp.	4,186
163	Kraton Performance Polymers, Inc.*	5,884
673	Louisiana-Pacific Corp.*	5,216
93	Minerals Technologies, Inc.	6,025
49	NewMarket Corp.	8,037
112	Noranda Aluminum Holding Corp.*	1,555
364	Olin Corp.	7,611
157	OM Group, Inc.*	5,696
481	PolyOne Corp.	7,455
346	Rock-Tenn Co., Class A	21,265
153	RTI International Metals, Inc.*	4,907
123	Schnitzer Steel Industries, Inc., Class A	6,247
89	Schweitzer-Mauduit International, Inc.	4,994
255	Sensient Technologies Corp.	9,466
525	Stillwater Mining Co.*	8,032
549	Temple-Inland, Inc.	16,481
121	Texas Industries, Inc.	4,672
306	Worthington Industries, Inc.	6,417
		287,524
	Telecommunication Services - 0.2%
115	AboveNet, Inc.	7,002
688	Vonage Holdings Corp.*	2,759
		9,761
	Utilities - 4.2%
150	Allete, Inc.	6,038
289	Avista Corp.	7,286
198	Black Hills Corp.	5,916
308	Cleco Corp.	10,694
217	El Paso Electric Co.	7,259
211	Empire District Electric Co./The	4,307
3,888	GenOn Energy, Inc.*	15,124
484	Hawaiian Electric Industries, Inc.	11,326
251	IDACORP, Inc.	9,842
107	Laclede Group, Inc./The	3,986
118	MGE Energy, Inc.	4,847
212	New Jersey Resources Corp.	9,245
229	Nicor, Inc.	12,526
136	Northwest Natural Gas Co.	6,067
183	NorthWestern Corp.	5,860
92	Ormat Technologies, Inc.	1,919
163	Otter Tail Corp.	3,387
366	Piedmont Natural Gas Co., Inc.	10,676
400	PNM Resources, Inc.	6,008
383	Portland General Electric Co.	9,491
152	South Jersey Industries, Inc.	7,676
234	Southwest Gas Corp.	8,726
257	UIL Holdings Corp.	8,206
187	Unisource Energy Corp.	6,885
413	Vectren Corp.	10,907
256	WGL Holdings, Inc.	9,935
		204,139
	Total Common Stocks
	(Cost $4,982,789)	4,859,025

	Money Market Fund - 0.0%†
125	JPMorgan U.S. Government Money Market
	Premier, 0.03% (Cost $125)	125
	Total Investment Securities
	(Cost $4,982,914) — 100.0%	4,859,150
	Other assets less liabilities — 0.0%†	90
	Net Assets — 100.0%	$4,859,240

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,260
Aggregate gross unrealized depreciation	(352,110)
Net unrealized depreciation	$(125,850)
Federal income tax cost of investments	$4,985,000

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Basic Materials Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aluminum - 3.4%
9,985	Alcoa, Inc.	$147,079
530	Century Aluminum Co.*	6,901
138	Kaiser Aluminum Corp.	7,703
207	Noranda Aluminum Holding Corp.*	2,873
		164,556
	Building Products - 1.5%
173	Armstrong World Industries, Inc.	6,833
473	Lennox International, Inc.	17,492
1,101	Owens Corning*	39,174
609	USG Corp.*	6,930
		70,429
	Coal & Consumable Fuels - 8.9%
2,113	Alpha Natural Resources, Inc.*	90,246
1,981	Arch Coal, Inc.	50,714
537	Cloud Peak Energy, Inc.*	11,975
2,121	Consol Energy, Inc.	113,685
858	Patriot Coal Corp.*	16,225
2,543	Peabody Energy Corp.	146,146
		428,991
	Commodity Chemicals - 2.3%
526	Calgon Carbon Corp.*	7,832
1,472	Celanese Corp.	81,151
319	Georgia Gulf Corp.*	6,393
185	Kronos Worldwide, Inc.	5,728
181	Westlake Chemical Corp.	9,367
		110,471
	Construction Materials - 1.8%
415	Eagle Materials, Inc.	10,313
426	Martin Marietta Materials, Inc.	32,214
222	Texas Industries, Inc.	8,571
1,096	Vulcan Materials Co.	37,582
		88,680
	Diversified Chemicals - 15.8%
676	Ashland, Inc.	41,398
565	Cabot Corp.	22,091
11,024	Dow Chemical Co./The	384,407
629	Eastman Chemical Co.	60,755
673	FMC Corp.	58,935
1,807	Huntsman Corp.	34,514
670	Olin Corp.	14,010
1,486	PPG Industries, Inc.	125,121
1,141	Solutia, Inc.*	24,463
		765,694
	Diversified Metals & Mining - 13.3%
251	AMCOL International Corp.	7,696
307	Compass Minerals International, Inc.	24,173
8,841	Freeport-McMoRan Copper & Gold, Inc.	468,219
489	Globe Specialty Metals, Inc.	11,286
518	Molycorp, Inc.*	32,960
282	RTI International Metals, Inc.*	9,044
804	Titanium Metals Corp.	14,303
613	Walter Energy, Inc.	75,136
		642,817
	Fertilizers & Agricultural Chemicals - 12.6%
668	CF Industries Holdings, Inc.	103,754
400	Intrepid Potash, Inc.*	13,300
5,085	Monsanto Co.	373,646
1,398	Mosaic Co./The	98,866
422	Scotts Miracle-Gro Co./The, Class A	21,294
		610,860
	Forest Products - 0.2%
1,240	Louisiana-Pacific Corp.*	9,610

	Gold - 6.5%
768	Allied Nevada Gold Corp.*	29,261
4,543	Newmont Mining Corp.	252,636
511	Royal Gold, Inc.	32,755
		314,652
	Industrial Gases - 3.4%
1,866	Air Products & Chemicals, Inc.	165,570

	Industrial Machinery - 0.4%
754	Harsco Corp.	20,667

	Multi-Sector Holdings - 1.3%
1,816	Leucadia National Corp.	61,145

	Multi-Utilities - 0.7%
1,632	MDU Resources Group, Inc.	35,186

	Office Services & Supplies - 0.7%
1,004	Avery Dennison Corp.	31,676

	Paper Packaging - 2.1%
637	Rock-Tenn Co., Class A	39,150
942	Sonoco Products Co.	30,191
1,010	Temple-Inland, Inc.	30,320
		99,661
	Paper Products - 4.6%
378	Buckeye Technologies, Inc.	10,165
108	Clearwater Paper Corp.*	8,169
394	Domtar Corp.	31,500
3,796	International Paper Co.	112,741
1,581	MeadWestvaco Corp.	49,233
165	Schweitzer-Mauduit International, Inc.	9,258
		221,066
	Precious Metals & Minerals - 1.2%
827	Coeur d'Alene Mines Corp.*	22,569
2,623	Hecla Mining Co.*	20,381
968	Stillwater Mining Co.*	14,810
		57,760
	Specialized REIT's - 1.0%
762	Rayonier, Inc.	49,111

	Specialty Chemicals - 10.7%
859	Albemarle Corp.	57,192
236	Arch Chemicals, Inc.	11,120
455	Cytec Industries, Inc.	25,480
809	Ferro Corp.*	10,533
464	HB Fuller Co.	10,607
200	Innophos Holdings, Inc.	9,640
754	International Flavors & Fragrances, Inc.	46,122
300	Kraton Performance Polymers, Inc.*	10,830
617	Lubrizol Corp.	83,048
172	Minerals Technologies, Inc.	11,142
91	NewMarket Corp.	14,926
289	OM Group, Inc.*	10,485
886	PolyOne Corp.	13,733
640	Rockwood Holdings, Inc.*	38,701
1,209	RPM International, Inc.	25,486
470	Sensient Technologies Corp.	17,447
983	Sigma-Aldrich Corp.	65,959
836	Valspar Corp.	27,480
566	WR Grace & Co.*	28,549
		518,480
	Steel - 7.4%
1,027	AK Steel Holding Corp.	12,478
414	Carpenter Technology Corp.	23,780

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Basic Materials Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
1,272	Cliffs Natural Resources, Inc.	$114,251
1,075	Commercial Metals Co.	15,598
2,677	Nucor Corp.	104,108
697	Reliance Steel & Aluminum Co.	32,766
226	Schnitzer Steel Industries, Inc., Class A	11,479
2,051	Steel Dynamics, Inc.	32,037
564	Worthington Industries, Inc.	11,827
		358,324
	Trading Companies & Distributors - 0.2%
426	Beacon Roofing Supply, Inc.*	9,108

	Total Common Stocks
	(Cost $4,947,528)	4,834,514
	Total Investment Securities
	(Cost $4,947,528) — 100.0%	4,834,514
	Other assets less liabilities — 0.0%†	199
	Net Assets — 100.0%	$4,834,713

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,367
Aggregate gross unrealized depreciation	(281,289)
Net unrealized depreciation	$(115,922)
Federal income tax cost of investments	$4,950,436

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Communication Services Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Alternative Carriers - 2.4%
556	AboveNet, Inc.	$33,855
3,644	tw telecom, inc.*	71,969
3,320	Vonage Holdings Corp.*	13,313
		119,137
	Application Software - 0.5%
2,874	TiVo, Inc.*	27,016

	Cable & Satellite - 33.8%
4,889	Cablevision Systems Corp., Class A	119,096
958	Charter Communications, Inc., Class A*	51,732
24,814	Comcast Corp., Class A	589,829
6,582	DIRECTV, Class A*	333,576
4,930	DISH Network Corp., Class A*	146,076
2,718	Liberty Global, Inc.*	108,638
2,710	Liberty Global, Inc., Class A*	113,278
3,225	Time Warner Cable, Inc.	236,425
		1,698,650
	Communications Equipment - 1.4%
1,060	InterDigital, Inc.	72,345

	Data Processing & Outsourced Services - 0.9%
1,804	NeuStar, Inc., Class A*	46,976

	Integrated Telecommunication Services - 43.2%
34,032	AT&T, Inc.	995,776
6,343	CenturyLink, Inc.	235,389
21,339	Frontier Communications Corp.	159,829
17,811	Verizon Communications, Inc.	628,550
12,210	Windstream Corp.	149,084
		2,168,628
	Internet Software & Services - 2.8%
2,613	Earthlink, Inc.	21,008
1,127	Equinix, Inc.*	117,738
		138,746
	Wireless Telecommunication Services - 15.0%
4,525	American Tower Corp., Class A*	237,698
6,106	MetroPCS Communications, Inc.*	99,406
4,063	NII Holdings, Inc.*	172,068
39,228	Sprint Nextel Corp.*	165,934
2,278	Telephone & Data Systems, Inc.	60,989
382	United States Cellular Corp.*	16,881
		752,976
	Total Common Stocks
	(Cost $5,033,984)	5,024,474
	Total Investment Securities
	(Cost $5,033,984) — 100.0%	5,024,474
	Other assets less liabilities — 0.0%†	975
	Net Assets — 100.0%	$5,025,449

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,140
Aggregate gross unrealized depreciation	(150,264)
Net unrealized depreciation	$(13,124)
Federal income tax cost of investments	$5,037,598

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Advertising - 1.5%
95	Arbitron, Inc.	$3,716
146	Clear Channel Outdoor Holdings, Inc., Class A*	1,716
1,729	Interpublic Group of Cos., Inc./The	16,962
207	Lamar Advertising Co., Class A*	5,270
196	National CineMedia, Inc.	2,887
1,000	Omnicom Group, Inc.	46,920
		77,471
	Apparel Retail - 5.8%
314	Abercrombie & Fitch Co., Class A	22,960
287	Aeropostale, Inc.*	4,836
696	American Eagle Outfitters, Inc.	9,145
184	Ann, Inc.*	4,773
227	Ascena Retail Group, Inc.*	7,337
96	Buckle, Inc./The	4,254
636	Chico's FAS, Inc.	9,597
92	Childrens Place Retail Stores, Inc./The*	4,446
222	Collective Brands, Inc.*	2,615
202	Express, Inc.	4,533
183	Finish Line, Inc./The, Class A	3,898
551	Foot Locker, Inc.	11,973
1,184	Gap, Inc./The	22,839
85	Genesco, Inc.*	4,403
229	Guess?, Inc.	8,730
97	JoS. A. Bank Clothiers, Inc.*	4,977
978	Ltd. Brands, Inc.	37,027
183	Men's Wearhouse, Inc./The	6,001
418	Ross Stores, Inc.	31,672
1,408	TJX Cos., Inc.	77,862
458	Urban Outfitters, Inc.*	14,903
76	Zumiez, Inc.*	2,019
		300,800
	Apparel, Accessories & Luxury Goods - 4.2%
204	Carter's, Inc.*	6,834
1,050	Coach, Inc.	67,788
52	Columbia Sportswear Co.	2,985
160	Fossil, Inc.*	20,107
343	Hanesbrands, Inc.*	10,465
310	Jones Group, Inc./The	4,011
228	Polo Ralph Lauren Corp.	30,796
219	PVH Corp.	15,670
140	Under Armour, Inc., Class A*	10,277
84	Vera Bradley, Inc.*	3,047
304	VF Corp.	35,507
158	Warnaco Group, Inc./The*	8,421
		215,908
	Auto Parts & Equipment - 3.5%
390	BorgWarner, Inc.*	31,052
89	Federal-Mogul Corp.*	1,706
508	Gentex Corp.	14,397
2,387	Johnson Controls, Inc.	88,200
374	Lear Corp.	18,326
215	Tenneco, Inc.*	8,587
369	TRW Automotive Holdings Corp.*	18,623
		180,891
	Automobile Manufacturers - 4.3%
13,260	Ford Motor Co.*	161,905
2,054	General Motors Co.*	56,855
135	Thor Industries, Inc.	3,338
		222,098
	Automotive Retail - 2.2%
281	Advance Auto Parts, Inc.	15,447
165	AutoNation, Inc.*	6,206
90	AutoZone, Inc.*	25,690
803	CarMax, Inc.*	25,672
85	Group 1 Automotive, Inc.	4,048
107	Monro Muffler Brake, Inc.	3,826
490	O'Reilly Automotive, Inc.*	29,155
160	Penske Automotive Group, Inc.	3,541
		113,585
	Broadcasting - 2.5%
2,223	CBS Corp., Class B	60,844
495	Discovery Communications, Inc., Class A*	19,701
473	Discovery Communications, Inc., Class C*	17,042
186	Liberty Media Corp. - Starz*	14,277
329	Scripps Networks Interactive, Inc., Class A	15,246
		127,110
	Building Products - 0.3%
1,278	Masco Corp.	13,483

	Cable & Satellite - 0.6%
13,966	Sirius XM Radio, Inc.*	29,468

	Casinos & Gaming - 3.8%
115	Ameristar Casinos, Inc.	2,553
191	Bally Technologies, Inc.*	7,531
1,056	International Game Technology	19,631
1,701	Las Vegas Sands Corp.*	80,253
1,147	MGM Resorts International*	17,331
241	Penn National Gaming, Inc.*	10,105
218	Pinnacle Entertainment, Inc.*	3,146
204	WMS Industries, Inc.*	5,625
315	Wynn Resorts Ltd.	48,409
		194,584
	Catalog Retail - 0.6%
2,008	Liberty Media Corp. - Interactive, Class A*	32,951

	Computer & Electronics Retail - 0.9%
1,129	Best Buy Co., Inc.	31,160
501	GameStop Corp., Class A*	11,814
377	RadioShack Corp.	5,248
		48,222
	Construction & Farm Machinery & Heavy Trucks - 0.5%
335	Meritor, Inc.*	4,523
149	Titan International, Inc.	3,765
240	WABCO Holdings, Inc.*	15,132
		23,420
	Consumer Finance - 0.1%
156	Ezcorp, Inc., Class A*	5,192

	Data Processing & Outsourced Services - 0.9%
2,263	Western Union Co./The	43,925

	Department Stores - 3.4%
153	Dillard's, Inc., Class A	8,608
88	DSW, Inc., Class A*	4,662
572	J.C. Penney Co., Inc.	17,595
981	Kohl's Corp.	53,671
1,515	Macy's, Inc.	43,738
605	Nordstrom, Inc.	30,347
426	Saks, Inc.*	4,575
169	Sears Holdings Corp.*	11,774
		174,970

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Distributors - 0.1%
173	Pool Corp.	$4,628

	Diversified Support Services - 0.1%
85	KAR Auction Services, Inc.*	1,511
53	Unifirst Corp.	2,907
		4,418
	Electronic Components - 0.2%
189	Dolby Laboratories, Inc., Class A*	8,006

	Footwear - 2.8%
305	CROCS, Inc.*	9,556
137	Deckers Outdoor Corp.*	13,597
257	Iconix Brand Group, Inc.*	5,996
1,039	NIKE, Inc., Class B	93,666
127	Skechers U.S.A., Inc., Class A*	2,114
137	Steven Madden Ltd.*	5,220
142	Timberland Co./The, Class A*	6,076
174	Wolverine World Wide, Inc.	6,589
		142,814
	Health Care Supplies - 0.1%
118	West Pharmaceutical Services, Inc.	5,177

	Home Furnishings - 0.8%
508	Leggett & Platt, Inc.	11,024
196	Mohawk Industries, Inc.*	10,198
245	Tempur-Pedic International, Inc.*	17,642
		38,864
	Home Improvement Retail - 5.8%
5,685	Home Depot, Inc.	198,577
4,632	Lowe's Cos., Inc.	99,959
		298,536
	Homebuilding - 1.2%
987	D.R. Horton, Inc.	11,725
237	KB Home	2,012
553	Lennar Corp., Class A	9,783
130	MDC Holdings, Inc.	2,939
21	NVR, Inc.*	14,282
1,200	Pulte Group, Inc.*	8,244
523	Toll Brothers, Inc.*	10,439
		59,424
	Homefurnishing Retail - 1.3%
890	Bed Bath & Beyond, Inc.*	52,056
417	Pier 1 Imports, Inc.*	4,583
336	Williams-Sonoma, Inc.	12,439
		69,078
	Hotels, Resorts & Cruise Lines - 3.4%
1,466	Carnival Corp.	48,818
116	Choice Hotels International, Inc.	3,537
150	Gaylord Entertainment Co.*	4,401
129	Hyatt Hotels Corp., Class A*	5,004
141	Interval Leisure Group, Inc.*	1,812
1,139	Marriott International, Inc., Class A	37,017
330	Orient-Express Hotels Ltd., Class A*	3,264
478	Royal Caribbean Cruises Ltd.*	14,636
694	Starwood Hotels & Resorts Worldwide, Inc.	38,142
605	Wyndham Worldwide Corp.	20,927
		177,558
	Household Appliances - 0.4%
102	Helen of Troy Ltd.*	3,290
270	Whirlpool Corp.	18,692
		21,982
	Housewares & Specialties - 0.9%
132	American Greetings Corp., Class A	2,926
547	Fortune Brands, Inc.	32,935
328	Jarden Corp.	10,165
		46,026
	Industrial Conglomerates - 0.2%
217	Carlisle Cos., Inc.	9,381

	Industrial Machinery - 0.1%
179	CLARCOR, Inc.	7,887

	Internet Retail - 8.5%
1,254	Amazon.com, Inc.*	279,040
713	Expedia, Inc.	22,595
161	Netflix, Inc.*	42,824
175	priceline.com, Inc.*	94,089
		438,548
	Internet Software & Services - 2.7%
3,991	eBay, Inc.*	130,705
23	Travelzoo, Inc.*	1,214
289	ValueClick, Inc.*	5,219
142	VistaPrint N.V.*	3,792
		140,930
	Leisure Facilities - 0.4%
99	International Speedway Corp., Class A	2,769
141	Life Time Fitness, Inc.*	5,888
195	Six Flags Entertainment Corp.	6,866
129	Vail Resorts, Inc.	5,902
		21,425
	Leisure Products - 1.4%
315	Brunswick Corp.	6,876
435	Hasbro, Inc.	17,209
1,236	Mattel, Inc.	32,952
113	Polaris Industries, Inc.	13,396
		70,433
	Metal & Glass Containers - 1.6%
224	Aptargroup, Inc.	11,435
602	Ball Corp.	23,358
554	Crown Holdings, Inc.*	21,279
65	Graham Packaging Co., Inc.*	1,648
88	Greif, Inc., Class A	5,372
587	Owens-Illinois, Inc.*	13,601
166	Silgan Holdings, Inc.	6,437
		83,130
	Motorcycle Manufacturers - 0.7%
828	Harley-Davidson, Inc.	35,927

	Movies & Entertainment - 12.6%
313	Cinemark Holdings, Inc.	6,100
222	DreamWorks Animation SKG, Inc., Class A*	4,853
266	Liberty Media Corp. - Capital*	21,230
220	Madison Square Garden Co./The, Class A*	5,830
6,456	News Corp., Class A	103,425
1,547	News Corp., Class B	25,526
278	Regal Entertainment Group, Class A	3,556
3,946	Time Warner, Inc.	138,741
37	Viacom, Inc., Class A	2,020
1,898	Viacom, Inc., Class B	91,901
6,320	Walt Disney Co./The	244,078
98	World Wrestling Entertainment, Inc., Class A	987
		648,247
	Office Services & Supplies - 0.1%
201	Interface, Inc., Class A	3,220

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Paper Packaging - 0.7%
380	Bemis Co., Inc.	$12,008
364	Packaging Corp. of America	9,708
569	Sealed Air Corp.	12,250
		33,966
	Publishing - 1.5%
855	Gannett Co., Inc.	10,910
182	John Wiley & Sons, Inc., Class A	9,111
1,083	McGraw-Hill Cos., Inc./The	45,053
130	Meredith Corp.	3,880
458	New York Times Co./The, Class A*	3,930
177	Valassis Communications, Inc.*	4,743
		77,627
	Restaurants - 12.4%
83	BJ's Restaurants, Inc.*	3,849
108	Bob Evans Farms, Inc.	3,730
318	Brinker International, Inc.	7,638
64	Buffalo Wild Wings, Inc.*	4,066
195	Cheesecake Factory, Inc./The*	5,622
111	Chipotle Mexican Grill, Inc.*	36,028
83	Cracker Barrel Old Country Store, Inc.	3,744
496	Darden Restaurants, Inc.	25,197
58	DineEquity, Inc.*	3,022
141	Domino's Pizza, Inc.*	3,789
181	Jack in the Box, Inc.*	4,112
3,711	McDonald's Corp.	320,927
103	Panera Bread Co., Class A*	11,877
82	PF Chang's China Bistro, Inc.	2,700
2,645	Starbucks Corp.	106,038
208	Texas Roadhouse, Inc.	3,436
1,169	Wendy's Co./The	6,161
1,662	Yum! Brands, Inc.	87,787
		639,723
	Specialized Consumer Services - 1.0%
1,085	H&R Block, Inc.	16,232
106	Matthews International Corp., Class A	3,836
203	Regis Corp.	3,015
850	Service Corp. International	8,899
240	Sotheby's	10,164
107	Weight Watchers International, Inc.	8,259
		50,405
	Specialty Chemicals - 0.5%
323	Sherwin-Williams Co./The	24,926

	Specialty Stores - 3.1%
153	Cabela's, Inc.*	4,186
323	Dick's Sporting Goods, Inc.*	11,951
97	Hibbett Sports, Inc.*	3,806
987	Office Depot, Inc.*	3,731
306	OfficeMax, Inc.*	2,167
403	PetSmart, Inc.	17,337
342	Sally Beauty Holdings, Inc.*	5,882
2,596	Staples, Inc.	41,692
450	Tiffany & Co.	35,816
258	Tractor Supply Co.	17,007
176	Ulta Salon Cosmetics & Fragrance, Inc.*	11,093
88	Vitamin Shoppe, Inc.*	3,833
		158,501
	Tires & Rubber - 0.3%
218	Cooper Tire & Rubber Co.	3,676
854	Goodyear Tire & Rubber Co./The*	13,809
		17,485
	Total Common Stocks
	(Cost $4,998,643)	5,142,350

	Money Market Fund - 0.0%†
745	JPMorgan U.S. Government Money
	Market Premier, 0.03% (Cost $745)	745
	Total Investment Securities
	(Cost $4,999,388) — 100.0%	5,143,095
	Other assets less liabilities — 0.0%†	681
	Net Assets — 100.0%	$5,143,776

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$383,380
Aggregate gross unrealized depreciation	(240,416)
Net unrealized appreciation	$142,964
Federal income tax cost of investments	$5,000,131

See accompanying notes to schedules of portfolio investments.

FocuShares Trust
Focus Morningstar Consumer Defensive Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 2.5%
2,184	Archer-Daniels-Midland Co.	$66,350
547	Bunge Ltd.	37,639
280	Corn Products International, Inc.	14,249
434	Darling International, Inc.*	7,326
145	Fresh Del Monte Produce, Inc.	3,554
		129,118
	Brewers - 0.6%
34	Boston Beer Co., Inc., Class A*	3,065
593	Molson Coors Brewing Co., Class B	26,715
		29,780
	Catalog Retail - 0.1%
150	HSN, Inc.*	4,903

	Distillers & Vintners - 0.7%
329	Brown-Forman Corp., Class B	24,201
696	Constellation Brands, Inc., Class A*	14,192
		38,393
	Drug Retail - 6.1%
5,061	CVS Caremark Corp.	183,968
3,404	Walgreen Co.	132,892
		316,860
	Education Services - 1.3%
475	Apollo Group, Inc., Class A*	24,144
68	Bridgepoint Education, Inc.*	1,684
55	Capella Education Co.*	2,351
244	Career Education Corp.*	5,537
223	DeVry, Inc.	13,857
148	Education Management Corp.*	3,302
105	ITT Educational Services, Inc.*	8,995
116	K12, Inc.*	3,721
47	Strayer Education, Inc.	5,718
		69,309
	Food Distributors - 1.4%
2,191	Sysco Corp.	67,023
162	United Natural Foods, Inc.*	6,763
		73,786
	Food Retail - 2.7%
141	Casey's General Stores, Inc.	6,345
2,148	Kroger Co./The	53,420
159	Ruddick Corp.	6,662
1,317	Safeway, Inc.	26,564
788	SUPERVALU, Inc.	6,777
42	Weis Markets, Inc.	1,688
574	Whole Foods Market, Inc.	38,286
		139,742
	General Merchandise Stores - 3.8%
200	99 Cents Only Stores*	3,950
281	Big Lots, Inc.*	9,787
367	Dollar General Corp.*	11,546
454	Dollar Tree, Inc.*	30,069
429	Family Dollar Stores, Inc.	22,784
2,335	Target Corp.	120,229
		198,365
	Household Products - 18.5%
531	Church & Dwight Co., Inc.	21,420
496	Clorox Co.	35,509
1,836	Colgate-Palmolive Co.	154,922
258	Energizer Holdings, Inc.*	20,805
1,461	Kimberly-Clark Corp.	95,491
10,409	Procter & Gamble Co./The	640,049
		968,196
	Housewares & Specialties - 0.6%
1,091	Newell Rubbermaid, Inc.	16,932
233	Tupperware Brands Corp.	14,560
		31,492
	Hypermarkets & Super Centers - 9.3%
200	BJ's Wholesale Club, Inc.*	10,070
1,608	Costco Wholesale Corp.	125,826
67	Pricesmart, Inc.	3,921
6,586	Wal-Mart Stores, Inc.	347,148
		486,965
	Industrial Conglomerates - 0.1%
1	Seaboard Corp.	2,615

	Packaged Foods & Meats - 15.7%
738	Campbell Soup Co.	24,391
1,520	ConAgra Foods, Inc.	38,927
671	Dean Foods Co.*	7,394
81	Diamond Foods, Inc.	5,799
133	Dole Food Co., Inc.*	1,887
512	Flowers Foods, Inc.	11,223
2,251	General Mills, Inc.	84,075
442	Green Mountain Coffee Roasters, Inc.*	45,946
1,184	H.J. Heinz Co.	62,326
134	Hain Celestial Group, Inc./The*	4,332
569	Hershey Co./The	32,114
537	Hormel Foods Corp.	15,557
52	J&J Snack Foods Corp.	2,688
431	J.M. Smucker Co./The	33,584
931	Kellogg Co.	51,931
6,022	Kraft Foods, Inc., Class A	207,036
75	Lancaster Colony Corp.	4,510
445	McCormick & Co., Inc.	21,649
760	Mead Johnson Nutrition Co.	54,241
177	Pilgrim's Pride Corp.*	850
204	Ralcorp Holdings, Inc.*	17,646
76	Sanderson Farms, Inc.	3,513
2,189	Sara Lee Corp.	41,832
575	Smithfield Foods, Inc.*	12,662
230	Snyders-Lance, Inc.	4,694
106	Tootsie Roll Industries, Inc.	2,973
133	TreeHouse Foods, Inc.*	6,868
1,144	Tyson Foods, Inc., Class A	20,089
		820,737
	Personal Products - 2.3%
1,623	Avon Products, Inc.	42,571
443	Estee Lauder Cos., Inc./The, Class A	46,475
440	Herbalife Ltd.	24,517
207	Nu Skin Enterprises, Inc., Class A	7,771
		121,334
	Publishing - 0.1%
19	Washington Post Co./The, Class B	7,644

	Soft Drinks - 19.2%
7,916	Coca-Cola Co./The	538,367
1,216	Coca-Cola Enterprises, Inc.	34,182
823	Dr. Pepper Snapple Group, Inc.	31,076
263	Hansen Natural Corp.*	20,151
5,916	PepsiCo, Inc.	378,861
		1,002,637
	Specialty Chemicals - 0.1%
107	Balchem Corp.	4,683

	Tobacco - 14.9%
7,744	Altria Group, Inc.	203,667
534	Lorillard, Inc.	56,722
6,613	Philip Morris International, Inc.	470,647
1,257	Reynolds American, Inc.	44,246

See accompanying notes to schedules of portfolio investments.

FocuShares Trust
Focus Morningstar Consumer Defensive Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
87	Universal Corp.	$3,195
139	Vector Group Ltd.	2,434
		780,911
	Total Common Stocks
	(Cost $5,014,219)	5,227,470
	Total Investment Securities
	(Cost $5,014,219) — 100.0%	5,227,470
	Other assets less liabilities — 0.0%†	2,191
	Net Assets — 100.0%	$5,229,661

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,388
Aggregate gross unrealized depreciation	(34,992)
Net unrealized appreciation	$212,396
Federal income tax cost of investments	$5,015,074

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Energy Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Gas Utilities - 0.7%
341	Oneok, Inc.	$24,821
604	Questar Corp.	11,132
		35,953
	Integrated Oil & Gas - 44.1%
5,084	Chevron Corp.	528,838
3,715	ConocoPhillips	267,443
11,872	Exxon Mobil Corp.	947,267
1,042	Hess Corp.	71,440
2,421	Marathon Oil Corp.	74,978
659	Murphy Oil Corp.	42,321
2,346	Occidental Petroleum Corp.	230,330
		2,162,617
	Oil & Gas Drilling - 3.7%
190	Atwood Oceanics, Inc.*	8,873
223	Diamond Offshore Drilling, Inc.	15,126
330	Helmerich & Payne, Inc.	22,787
970	Nabors Industries Ltd.*	25,618
527	Patterson-UTI Energy, Inc.	17,143
430	Rowan Cos., Inc.*	16,843
1,090	Transocean Ltd.	67,100
164	Unit Corp.*	9,842
		183,332
	Oil & Gas Equipment & Services - 19.6%
1,480	Baker Hughes, Inc.	114,522
84	Basic Energy Services, Inc.*	2,721
116	Bristow Group, Inc.	5,624
830	Cameron International Corp.*	46,430
68	CARBO Ceramics, Inc.	10,613
249	Complete Production Services, Inc.*	9,681
275	Dresser-Rand Group, Inc.*	14,691
105	Dril-Quip, Inc.*	7,404
215	Exterran Holdings, Inc.*	3,973
818	FMC Technologies, Inc.*	37,301
355	Global Industries Ltd.*	1,821
89	Gulfmark Offshore, Inc., Class A*	4,338
3,093	Halliburton Co.	169,280
356	Helix Energy Solutions Group, Inc.*	6,970
482	Key Energy Services, Inc.*	9,394
104	Lufkin Industries, Inc.	8,474
1,441	National Oilwell Varco, Inc.	116,101
369	Oceaneering International, Inc.	15,941
175	Oil States International, Inc.*	14,122
167	RPC, Inc.	3,945
3,716	Schlumberger Ltd.	335,815
74	SEACOR Holdings, Inc.	7,427
268	Superior Energy Services, Inc.*	11,119
261	TETRA Technologies, Inc.*	3,359
		961,066
	Oil & Gas Exploration & Production - 25.4%
1,715	Anadarko Petroleum Corp.	141,590
1,305	Apache Corp.	161,455
31	Apco Oil and Gas International, Inc.	2,732
149	ATP Oil & Gas Corp.*	2,159
162	Berry Petroleum Co., Class A	9,291
140	Bill Barrett Corp.*	6,966
397	Brigham Exploration Co.*	12,625
354	Cabot Oil & Gas Corp.	26,224
117	Carrizo Oil & Gas, Inc.*	4,493
2,246	Chesapeake Energy Corp.	77,150
292	Cimarex Energy Co.	25,731
31	Clayton Williams Energy, Inc.*	2,056
157	Comstock Resources, Inc.*	5,008
349	Concho Resources, Inc.*	32,659
45	Contango Oil & Gas Co.*	2,839
197	Continental Resources, Inc.*	13,512
1,356	Denbury Resources, Inc.*	26,198
1,365	Devon Energy Corp.	107,425
247	Energen Corp.	14,526
915	EOG Resources, Inc.	93,330
508	EQT Corp.	32,248
582	EXCO Resources, Inc.	9,260
387	Forest Oil Corp.*	10,062
133	Gulfport Energy Corp.*	4,849
455	Newfield Exploration Co.*	30,676
601	Noble Energy, Inc.	59,908
215	Northern Oil and Gas, Inc.*	4,760
144	Oasis Petroleum, Inc.*	4,254
1,025	Petrohawk Energy Corp.*	39,145
398	Pioneer Natural Resources Co.	37,010
475	Plains Exploration & Production Co.*	18,530
597	QEP Resources, Inc.	26,167
412	Quicksilver Resources, Inc.*	5,830
543	Range Resources Corp.	35,382
156	Resolute Energy Corp.*	2,541
178	Rosetta Resources, Inc.*	9,215
1,308	SandRidge Energy, Inc.*	15,068
217	SM Energy Co.	16,351
1,180	Southwestern Energy Co.*	52,581
167	Stone Energy Corp.*	5,421
142	Swift Energy Co.*	5,410
518	Ultra Petroleum Corp.*	24,253
97	Venoco, Inc.*	1,233
124	W&T Offshore, Inc.	3,360
399	Whiting Petroleum Corp.*	23,381
		1,244,864
	Oil & Gas Refining & Marketing - 2.6%
299	CVR Energy, Inc.*	8,028
355	HollyFrontier Corp.	26,763
411	Sunoco, Inc.	16,707
488	Tesoro Corp.*	11,854
1,942	Valero Energy Corp.	48,783
187	Western Refining, Inc.*	3,820
241	World Fuel Services Corp.	9,069
		125,024
	Oil & Gas Storage & Transportation - 3.9%
2,609	El Paso Corp.	53,615
396	Southern Union Co.	17,028
2,207	Spectra Energy Corp.	59,633
1,993	Williams Cos., Inc./The	63,178
		193,454
	Total Common Stocks
	(Cost $4,996,819)	4,906,310
	Total Investment Securities
	(Cost $4,996,819) — 100.0%	4,906,310
	Other assets less liabilities — 0.0%†	727
	Net Assets — 100.0%	$4,907,037
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,835
Aggregate gross unrealized depreciation	(222,427)
Net unrealized depreciation	$(94,592)
Federal income tax cost of investments	$5,000,902

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 9.2%
132	Affiliated Managers Group, Inc.*	$13,772
643	Ameriprise Financial, Inc.	34,786
109	Artio Global Investors, Inc.	1,199
3,215	Bank of New York Mellon Corp./The	80,729
248	BlackRock, Inc.	44,258
53	Cohen & Steers, Inc.	2,095
306	Eaton Vance Corp.	8,207
267	Federated Investors, Inc., Class B	5,706
72	Financial Engines, Inc.*	1,711
395	Franklin Resources, Inc.	50,149
1,198	Invesco Ltd.	26,572
483	Janus Capital Group, Inc.	4,076
369	Legg Mason, Inc.	10,856
563	Northern Trust Corp.	25,281
396	SEI Investments Co.	7,833
1,301	State Street Corp.	53,952
671	T. Rowe Price Group, Inc.	38,113
223	Waddell & Reed Financial, Inc., Class A	8,184
		417,479
	Consumer Finance - 5.8%
2,760	American Express Co.	138,110
1,183	Capital One Financial Corp.	56,547
77	Cash America International, Inc.	4,309
13	Credit Acceptance Corp.*	1,031
1,410	Discover Financial Services	36,110
74	First Cash Financial Services, Inc.*	3,202
72	Nelnet, Inc., Class A	1,452
1,367	SLM Corp.	21,312
41	World Acceptance Corp.*	2,613
		264,686
	Data Processing & Outsourced Services - 4.5%
288	CoreLogic, Inc.*	4,545
274	Mastercard, Inc., Class A	83,090
1,356	Visa, Inc., Class A	115,992
		203,627
	Diversified Banks - 11.1%
520	Comerica, Inc.	16,656
4,956	U.S. Bancorp	129,153
12,916	Wells Fargo & Co.	360,873
		506,682
	Insurance Brokers - 2.1%
777	AON Corp.	37,389
286	Arthur J. Gallagher & Co.	8,042
298	Brown & Brown, Inc.	6,500
1,420	Marsh & McLennan Cos., Inc.	41,876
		93,807
	Investment Banking & Brokerage - 7.2%
2,544	Charles Schwab Corp./The	37,982
661	E*Trade Financial Corp.*	10,497
1,132	Goldman Sachs Group, Inc./The	152,786
76	Greenhill & Co., Inc.	3,347
369	Jefferies Group, Inc.	6,978
83	KBW, Inc.	1,419
260	Knight Capital Group, Inc., Class A*	2,941
42	LPL Investment Holdings, Inc.*	1,388
423	MF Global Holdings Ltd.*	3,117
3,651	Morgan Stanley	81,235
117	optionsXpress Holdings, Inc.	1,767
263	Raymond James Financial, Inc.	8,353
140	Stifel Financial Corp.*	5,314
601	TD Ameritrade Holding Corp.	11,034
		328,158
	Life & Health Insurance - 6.9%
1,222	Aflac, Inc.	56,285
585	CNO Financial Group, Inc.*	4,300
125	Delphi Financial Group, Inc., Class A	3,365
35	FBL Financial Group, Inc., Class A	1,102
816	Lincoln National Corp.	21,624
2,133	MetLife, Inc.	87,901
105	Primerica, Inc.	2,270
778	Principal Financial Group, Inc.	21,496
222	Protective Life Corp.	4,720
1,253	Prudential Financial, Inc.	73,526
117	StanCorp Financial Group, Inc.	3,892
202	Symetra Financial Corp.	2,537
301	Torchmark Corp.	12,157
798	Unum Group	19,463
		314,638
	Mortgage REIT's - 0.3%
201	Capstead Mortgage Corp.	2,541
231	Invesco Mortgage Capital, Inc.	4,523
895	MFA Financial, Inc.	6,703
		13,767
	Multi-line Insurance - 3.0%
236	American Financial Group, Inc./OH	8,019
1,126	American International Group, Inc.*	32,316
37	American National Insurance Co.	2,773
250	Assurant, Inc.	8,905
1,266	Genworth Financial, Inc., Class A*	10,533
1,151	Hartford Financial Services Group, Inc.	26,956
298	HCC Insurance Holdings, Inc.	8,979
929	Loews Corp.	37,039
115	Unitrin, Inc.	3,240
		138,760
	Other Diversified Financial Services - 21.1%
26,141	Bank of America Corp.	253,829
7,512	Citigroup, Inc.	288,010
10,300	JPMorgan Chase & Co.	416,635
		958,474
	Property & Casualty Insurance - 12.3%
878	ACE Ltd.	58,808
22	Alleghany Corp.*	7,247
1,281	Allstate Corp./The	35,509
62	Amtrust Financial Services, Inc.	1,440
80	Argo Group International Holdings Ltd.	2,352
170	Aspen Insurance Holdings Ltd.	4,403
437	Assured Guaranty Ltd.	6,184
335	Axis Capital Holdings Ltd.	10,676
2,495	Berkshire Hathaway, Inc., Class B*	185,054
761	Chubb Corp.	47,547
394	Cincinnati Financial Corp.	10,768
76	CNA Financial Corp.	2,093
73	Erie Indemnity Co., Class A	5,380
579	Fidelity National Financial, Inc., Class A	9,438
256	First American Financial Corp.	4,093
118	Hanover Insurance Group, Inc./The	4,273
31	Harleysville Group, Inc.	937
25	Markel Corp.*	10,010
404	MBIA, Inc.*	3,717
68	Mercury General Corp.	2,526
36	Navigators Group, Inc./The*	1,697
632	Old Republic International Corp.	6,598
59	OneBeacon Insurance Group Ltd., Class A	752
76	ProAssurance Corp.*	5,293
1,596	Progressive Corp./The	31,409
45	RLI Corp.	2,842
140	Selective Insurance Group, Inc.	2,295
98	Tower Group, Inc.	2,240

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
1,086	Travelers Cos., Inc./The	$59,871
321	W.R. Berkley Corp.	9,884
17	White Mountains Insurance Group Ltd.	7,164
801	XL Group plc	16,437
		558,937
	Regional Banks - 10.5%
448	Associated Banc-Corp.	6,115
202	BancorpSouth, Inc.	2,735
124	Bank of Hawaii Corp.	5,556
1,792	BB&T Corp.	46,019
70	BOK Financial Corp.	3,812
769	CapitalSource, Inc.	4,968
204	Cathay General Bancorp	2,827
518	CIT Group, Inc.*	20,585
127	City National Corp./CA	6,817
201	Commerce Bancshares, Inc./MO	8,223
96	Community Bank System, Inc.	2,415
150	Cullen/Frost Bankers, Inc.	8,082
245	CVB Financial Corp.	2,374
383	East West Bancorp, Inc.	7,108
2,376	Fifth Third Bancorp	30,056
14	First Citizens BancShares Inc./NC, Class A	2,522
150	First Financial Bancorp.	2,401
122	First Financial Bankshares, Inc.	3,932
677	First Horizon National Corp.	6,086
192	First Midwest Bancorp, Inc./IL	2,289
279	FirstMerit Corp.	4,076
295	FNB Corp./PA	2,950
511	Fulton Financial Corp.	5,187
186	Glacier Bancorp, Inc.	2,444
202	Hancock Holding Co.	6,656
2,232	Huntington Bancshares, Inc./OH	13,492
69	Iberiabank Corp.	3,517
151	International Bancshares Corp.	2,540
120	Investors Bancorp, Inc.*	1,661
2,465	KeyCorp	19,819
312	M&T Bank Corp.	26,907
136	MB Financial, Inc.	2,746
330	National Penn Bancshares, Inc.	2,653
246	Old National Bancorp/IN	2,509
14	Pacific Capital Bancorp*	420
34	Park National Corp.	2,096
1,364	PNC Financial Services Group, Inc.	74,052
159	PrivateBancorp, Inc.	1,875
121	Prosperity Bancshares, Inc.	5,025
3,255	Regions Financial Corp.	19,823
105	Signature Bank/NY*	6,212
72	Sterling Financial Corp.*	1,248
1,389	SunTrust Banks, Inc.	34,017
336	Susquehanna Bancshares, Inc.	2,530
110	SVB Financial Group*	6,712
1,893	Synovus Financial Corp.	3,464
385	TCF Financial Corp.	4,897
96	Texas Capital Bancshares, Inc.*	2,624
148	Trustmark Corp.	3,225
90	UMB Financial Corp.	3,735
297	Umpqua Holdings Corp.	3,374
129	United Bankshares, Inc.	3,078
441	Valley National Bancorp	5,799
190	Webster Financial Corp.	3,880
75	Westamerica Bancorp.	3,520
89	Wintrust Financial Corp.	3,042
474	Zions Bancorp.	10,381
		477,108
	Reinsurance - 1.7%
344	Arch Capital Group Ltd.*	11,627
105	Endurance Specialty Holdings Ltd.	4,278
25	Enstar Group Ltd.*	2,641
134	Everest Re Group Ltd.	11,004
77	Greenlight Capital Re Ltd., Class A*	1,907
162	Montpelier Re Holdings Ltd.	2,796
175	PartnerRe Ltd.	11,693
97	Platinum Underwriters Holdings Ltd.	3,332
191	Reinsurance Group of America, Inc.	11,118
134	RenaissanceRe Holdings Ltd.	9,325
162	Transatlantic Holdings, Inc.	8,296
		78,017
	Specialized Finance - 2.8%
134	CBOE Holdings, Inc.	3,088
174	CME Group, Inc.	50,319
191	IntercontinentalExchange, Inc.*	23,550
512	Moody's Corp.	18,232
357	NASDAQ OMX Group, Inc./The*	8,593
671	NYSE Euronext	22,452
146	PHH Corp.*	2,739
		128,973
	Thrifts & Mortgage Finance - 1.5%
229	Astoria Financial Corp.	2,668
435	Capitol Federal Financial, Inc.	4,976
798	First Niagara Financial Group, Inc.	9,776
1,264	Hudson City Bancorp, Inc.	10,428
483	MGIC Investment Corp.*	1,922
1,129	New York Community Bancorp, Inc.	15,275
115	Northwest Bancshares, Inc.	1,413
192	Ocwen Financial Corp.*	2,475
928	People's United Financial, Inc.	11,767
147	Provident Financial Services, Inc.	2,038
241	TFS Financial Corp.*	2,275
291	Washington Federal, Inc.	4,921
		69,934
	Total Common Stocks
	(Cost $5,002,349)	4,553,047
	Total Investment Securities
	(Cost $5,002,349) — 100.0%	4,553,047
	Other assets less liabilities — 0.0%†	195
	Net Assets — 100.0%	$4,553,242

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,041
Aggregate gross unrealized depreciation	(518,115)
Net unrealized depreciation	$(452,074)
Federal income tax cost of investments	$5,005,121

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Health Care Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 11.7%
135	Acorda Therapeutics, Inc.*	$3,834
621	Alexion Pharmaceuticals, Inc.*	35,273
325	Alkermes, Inc.*	5,603
3,204	Amgen, Inc.*	175,259
453	Ariad Pharmaceuticals, Inc.*	5,386
781	Biogen Idec, Inc.*	79,561
381	BioMarin Pharmaceutical, Inc.*	11,899
1,616	Celgene Corp.*	95,829
260	Cephalon, Inc.*	20,784
212	Cepheid, Inc.*	8,005
200	Cubist Pharmaceuticals, Inc.*	6,794
2,731	Gilead Sciences, Inc.*	115,685
643	Human Genome Sciences, Inc.*	13,509
156	InterMune, Inc.*	5,207
319	Isis Pharmaceuticals, Inc.*	2,756
294	Myriad Genetics, Inc.*	6,253
213	Onyx Pharmaceuticals, Inc.*	7,025
176	United Therapeutics Corp.*	10,099
		608,761
	Health Care Distributors - 3.9%
941	AmerisourceBergen Corp.	36,050
1,198	Cardinal Health, Inc.	52,424
314	Henry Schein, Inc.*	20,868
873	McKesson Corp.	70,818
43	MWI Veterinary Supply, Inc.*	3,830
219	Owens & Minor, Inc.	6,679
351	Patterson Cos., Inc.	10,825
190	PSS World Medical, Inc.*	4,547
		206,041
	Health Care Equipment - 16.9%
92	Arthrocare Corp.*	3,041
1,970	Baxter International, Inc.	114,595
706	Becton Dickinson and Co.	59,029
5,246	Boston Scientific Corp.*	37,561
297	C.R. Bard, Inc.	29,308
760	CareFusion Corp.*	20,056
1,695	Covidien plc	86,089
95	Cyberonics, Inc.*	2,578
394	Edwards Lifesciences Corp.*	28,112
167	Gen-Probe, Inc.*	10,112
215	Hill-Rom Holdings, Inc.	8,017
887	Hologic, Inc.*	16,472
198	IDEXX Laboratories, Inc.*	16,422
63	Integra LifeSciences Holdings Corp.*	2,839
135	Intuitive Surgical, Inc.*	54,074
108	Invacare Corp.	3,238
219	Kinetic Concepts, Inc.*	14,660
184	Masimo Corp.	5,112
3,718	Medtronic, Inc.	134,034
136	NuVasive, Inc.*	3,892
525	ResMed, Inc.*	15,902
191	Sirona Dental Systems, Inc.*	9,661
1,120	St Jude Medical, Inc.	52,080
185	STERIS Corp.	6,473
1,025	Stryker Corp.	55,699
138	Teleflex, Inc.	8,312
197	Thoratec Corp.*	6,637
411	Varian Medical Systems, Inc.*	25,794
178	Volcano Corp.*	5,591
660	Zimmer Holdings, Inc.*	39,613
73	Zoll Medical Corp.*	5,085
		880,088
	Health Care Facilities - 1.3%
326	Community Health Systems, Inc.*	8,424
860	Health Management Associates, Inc., Class A*	8,170
320	Healthsouth Corp.*	7,808
179	Kindred Healthcare, Inc.*	3,373
181	LifePoint Hospitals, Inc.*	6,715
193	Select Medical Holdings Corp.*	1,515
1,648	Tenet Healthcare Corp.*	9,163
308	Universal Health Services, Inc., Class B	15,289
295	VCA Antech, Inc.*	5,764
		66,221
	Health Care Services - 6.0%
101	Amedisys, Inc.*	2,612
148	Catalyst Health Solutions, Inc.*	9,699
73	Chemed Corp.	4,439
329	DaVita, Inc.*	27,485
1,682	Express Scripts, Inc.*	91,265
105	Gentiva Health Services, Inc.*	1,889
344	Laboratory Corp of America Holdings*	31,221
325	Lincare Holdings, Inc.	8,317
1,373	Medco Health Solutions, Inc.*	86,334
165	Mednax, Inc.*	11,246
399	Omnicare, Inc.	12,170
539	Quest Diagnostics, Inc.	29,111
		315,788
	Health Care Supplies - 1.2%
289	Alere, Inc.*	8,523
203	Align Technology, Inc.*	4,464
157	Cooper Cos., Inc./The	12,009
490	DENTSPLY International, Inc.	18,566
87	Haemonetics Corp.*	5,698
209	Immucor, Inc.*	5,539
141	Meridian Bioscience, Inc.	3,046
78	Neogen Corp.*	3,226
		61,071
	Life Sciences Tools & Services - 4.1%
177	Charles River Laboratories International, Inc.*	7,000
207	Covance, Inc.*	11,851
427	Illumina, Inc.*	26,666
618	Life Technologies Corp.*	27,829
199	Parexel International Corp.*	4,086
390	PerkinElmer, Inc.	9,539
363	Pharmaceutical Product Development, Inc.	10,465
127	Techne Corp.	9,625
1,316	Thermo Fisher Scientific, Inc.*	79,078
314	Waters Corp.*	27,598
		213,737
	Managed Health Care - 9.3%
1,303	Aetna, Inc.	54,062
170	AMERIGROUP Corp.*	9,350
172	Centene Corp.*	5,643
931	CIGNA Corp.	46,336
509	Coventry Health Care, Inc.*	16,288
335	Health Net, Inc.*	9,420
229	Healthspring, Inc.*	9,398
578	Humana, Inc.	43,107
110	Magellan Health Services, Inc.*	5,731
104	Molina Healthcare, Inc.*	2,356
3,777	UnitedHealth Group, Inc.	187,453
124	Universal American Corp.	1,179
145	WellCare Health Plans, Inc.*	6,358
1,273	WellPoint, Inc.	85,991
		482,672

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Health Care Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Office Services & Supplies - 0.1%
110	Mine Safety Appliances Co.	$3,753

	Pharmaceuticals - 45.5%
5,283	Abbott Laboratories	271,124
1,056	Allergan, Inc.	85,863
5,899	Bristol-Myers Squibb Co.	169,065
3,371	Eli Lilly & Co.	129,109
357	Endo Pharmaceuticals Holdings, Inc.*	13,298
989	Forest Laboratories, Inc.*	36,652
574	Hospira, Inc.*	29,343
221	Impax Laboratories, Inc.*	4,681
76	Jazz Pharmaceuticals, Inc.*	3,076
9,391	Johnson & Johnson	608,443
212	Medicis Pharmaceutical Corp., Class A	7,882
10,553	Merck & Co., Inc.	360,174
1,488	Mylan, Inc.*	33,897
124	Par Pharmaceutical Cos., Inc.*	4,016
286	Perrigo Co.	25,829
27,658	Pfizer, Inc.	532,140
190	Questcor Pharmaceuticals, Inc.*	5,900
180	Salix Pharmaceuticals Ltd.*	6,980
266	Viropharma, Inc.*	4,809
479	Warner Chilcott plc, Class A	10,069
434	Watson Pharmaceuticals, Inc.*	29,134
		2,371,484
	Total Common Stocks
	(Cost $5,009,288)	5,209,616
	Total Investment Securities
	(Cost $5,009,288) — 100.0%	5,209,616
	Other assets less liabilities — 0.0%†	896
	Net Assets — 100.0%	$5,210,512

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308,123
Aggregate gross unrealized depreciation	(108,510)
Net unrealized appreciation	$199,613
Federal income tax cost of investments	$5,010,003

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 18.3%
105	AAR Corp.	$3,081
83	Alliant Techsystems, Inc.	5,414
256	BE Aerospace, Inc.*	10,189
1,741	Boeing Co./The	122,688
68	Ceradyne, Inc.*	2,204
43	Cubic Corp.	2,087
122	Curtiss-Wright Corp.	3,899
81	Esterline Technologies Corp.*	6,186
832	General Dynamics Corp.	56,692
332	Goodrich Corp.	31,586
34	HEICO Corp.	1,777
61	HEICO Corp., Class A	2,257
256	Hexcel Corp.*	6,129
1,902	Honeywell International, Inc.	100,996
488	ITT Corp.	26,030
283	L-3 Communications Holdings, Inc.	22,391
741	Lockheed Martin Corp.	56,116
109	Moog, Inc., Class A*	4,464
730	Northrop Grumman Corp.	44,172
156	Orbital Sciences Corp.*	2,702
378	Precision Castparts Corp.	61,002
972	Raytheon Co.	43,478
413	Rockwell Collins, Inc.	22,752
313	Spirit AeroSystems Holdings, Inc., Class A*	6,413
98	Teledyne Technologies, Inc.*	5,315
736	Textron, Inc.	17,024
120	TransDigm Group, Inc.*	10,808
102	Triumph Group, Inc.	5,492
2,136	United Technologies Corp.	176,946
		860,290
	Air Freight & Logistics - 5.9%
70	Atlas Air Worldwide Holdings, Inc.*	3,667
442	CH Robinson Worldwide, Inc.	31,961
568	Expeditors International of Washington, Inc.	27,105
784	FedEx Corp.	68,114
78	Forward Air Corp.	2,431
99	HUB Group, Inc., Class A*	3,513
1,943	United Parcel Service, Inc., Class B	134,494
271	UTi Worldwide, Inc.	4,382
		275,667
	Airlines - 1.5%
98	Alaska Air Group, Inc.*	5,990
886	AMR Corp.*	3,756
2,253	Delta Air Lines, Inc.*	17,776
663	JetBlue Airways Corp.*	3,176
141	Skywest, Inc.	1,813
1,976	Southwest Airlines Co.	19,681
881	United Continental Holdings, Inc.*	15,964
429	US Airways Group, Inc.*	2,677
		70,833
	Application Software - 0.3%
114	Factset Research Systems, Inc.	10,498
106	Fair Isaac Corp.	3,154
		13,652
	Building Products - 0.2%
102	AO Smith Corp.	4,230
111	Simpson Manufacturing Co., Inc.	3,141
		7,371
	Commercial Printing - 0.3%
137	Deluxe Corp.	3,225
546	R.R. Donnelley & Sons Co.	10,270
		13,495
	Communications Equipment - 0.0%†
66	DG FastChannel, Inc.*	1,865

	Computer & Electronics Retail - 0.1%
169	Rent-A-Center, Inc.	4,571

	Computer Hardware - 0.1%
177	Diebold, Inc.	5,352

	Construction & Engineering - 2.2%
276	Aecom Technology Corp.*	6,828
177	EMCOR Group, Inc.*	4,942
471	Fluor Corp.	29,923
91	Granite Construction, Inc.	2,128
105	Insituform Technologies, Inc., Class A*	2,105
335	Jacobs Engineering Group, Inc.*	13,112
402	KBR, Inc.	14,331
157	MasTec, Inc.*	3,278
564	Quanta Services, Inc.*	10,445
217	Shaw Group, Inc./The*	5,616
87	Tutor Perini Corp.	1,373
210	URS Corp.*	8,574
		102,655
	Construction & Farm Machinery & Heavy Trucks - 8.9%
253	AGCO Corp.*	11,997
1,542	Caterpillar, Inc.	152,334
474	Cummins, Inc.	49,713
1,122	Deere & Co.	88,088
279	Joy Global, Inc.	26,204
350	Manitowoc Co., Inc./The	4,897
15	NACCO Industries, Inc., Class A	1,363
191	Navistar International Corp.*	9,800
241	Oshkosh Corp.*	5,982
967	PACCAR, Inc.	41,397
29	Sauer-Danfoss, Inc.*	1,378
292	Terex Corp.*	6,485
83	Toro Co./The	4,468
212	Trinity Industries, Inc.	6,315
128	Wabtec Corp.	8,259
		418,680
	Consumer Finance - 0.0%†
29	Green Dot Corp., Class A*	941
90	Netspend Holdings, Inc.*	710
		1,651
	Data Processing & Outsourced Services - 4.6%
139	Alliance Data Systems Corp.*	13,669
1,313	Automatic Data Processing, Inc.	67,606
333	Broadridge Financial Solutions, Inc.	7,679
98	DST Systems, Inc.	5,017
127	Euronet Worldwide, Inc.*	2,179
694	Fidelity National Information Services, Inc.	20,834
383	Fiserv, Inc.*	23,118
281	Genpact Ltd.*	4,637
212	Global Payments, Inc.	10,051
230	Jack Henry & Associates, Inc.	6,658
230	Lender Processing Services, Inc.	4,331
864	Paychex, Inc.	24,391
81	TeleTech Holdings, Inc.*	1,603
518	Total System Services, Inc.	9,640
233	VeriFone Systems, Inc.*	9,173
102	Wright Express Corp.*	5,018
		215,604
	Distributors - 0.7%
420	Genuine Parts Co.	22,327

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
389	LKQ Corp.*	$9,558
		31,885
	Diversified Chemicals - 2.7%
2,456	E.I. du Pont de Nemours & Co.	126,288

	Diversified Support Services - 0.8%
334	Cintas Corp.	10,872
167	Copart, Inc.*	7,256
158	Healthcare Services Group, Inc.	2,479
487	Iron Mountain, Inc.	15,404
		36,011
	Electrical Components & Equipment - 4.7%
428	AMETEK, Inc.	18,190
124	Belden, Inc.	4,569
130	Brady Corp., Class A	3,848
440	Cooper Industries plc	23,016
2,012	Emerson Electric Co.	98,769
123	EnerSys*	3,934
52	Franklin Electric Co., Inc.	2,270
138	General Cable Corp.*	5,488
349	GrafTech International Ltd.*	6,722
106	Polypore International, Inc.*	7,208
103	Regal-Beloit Corp.	6,245
377	Rockwell Automation, Inc.	27,054
140	Thomas & Betts Corp.*	6,829
155	Woodward, Inc.	5,347
		219,489
	Electronic Components - 0.1%
61	Littelfuse, Inc.	3,116

	Electronic Equipment & Instruments - 0.3%
105	Checkpoint Systems, Inc.*	1,648
421	FLIR Systems, Inc.	11,561
		13,209
	Environmental & Facilities Services - 2.2%
118	ABM Industries, Inc.	2,655
122	Clean Harbors, Inc.*	6,436
835	Republic Services, Inc.	24,240
200	Rollins, Inc.	3,818
226	Stericycle, Inc.*	18,559
166	Tetra Tech, Inc.*	3,652
303	Waste Connections, Inc.	9,769
1,107	Waste Management, Inc.	34,859
		103,988
	Health Care Services - 0.2%
72	HMS Holdings Corp.*	5,443
76	Team Health Holdings, Inc.*	1,673
		7,116
	Health Care Technology - 0.0%†
121	Emdeon, Inc., Class A*	1,876

	Heavy Electrical Equipment - 0.2%
311	Babcock & Wilcox Co./The*	7,769

	Homefurnishing Retail - 0.1%
195	Aaron's, Inc.	4,916

	Household Appliances - 0.6%
446	Stanley Black & Decker, Inc.	29,333

	Household Products - 0.0%†
67	Spectrum Brands Holdings, Inc.*	1,789

	Human Resource & Employment Services - 0.7%
124	Korn/Ferry International*	2,671
218	Manpower, Inc.	11,013
393	Robert Half International, Inc.	10,760
145	Towers Watson & Co., Class A	8,867
		33,311
	Industrial Conglomerates - 15.2%
1,739	3M Co.	151,536
28,436	General Electric Co.	509,289
1,250	Tyco International Ltd.	55,363
		716,188
	Industrial Gases - 2.1%
192	Airgas, Inc.	13,190
809	Praxair, Inc.	83,845
		97,035
	Industrial Machinery - 9.5%
181	Actuant Corp., Class A	4,472
117	Barnes Group, Inc.	2,849
133	Briggs & Stratton Corp.	2,280
78	Chart Industries, Inc.*	4,139
67	Colfax Corp.*	1,814
135	Crane Co.	6,253
1,469	Danaher Corp.	72,143
190	Donaldson Co., Inc.	10,522
496	Dover Corp.	29,993
908	Eaton Corp.	43,539
149	Flowserve Corp.	14,808
139	Gardner Denver, Inc.	11,855
160	Graco, Inc.	7,029
215	IDEX Corp.	8,918
1,143	Illinois Tool Works, Inc.	56,921
883	Ingersoll-Rand plc	33,042
87	Kaydon Corp.	3,102
218	Kennametal, Inc.	8,596
225	Lincoln Electric Holdings, Inc.	7,699
49	Middleby Corp.*	4,139
101	Mueller Industries, Inc.	3,790
165	Nordson Corp.	8,420
308	Pall Corp.	15,271
429	Parker Hannifin Corp.	33,900
262	Pentair, Inc.	9,644
102	Robbins & Myers, Inc.	4,920
155	Snap-On, Inc.	8,813
136	SPX Corp.	10,233
210	Timken Co.	9,171
60	Valmont Industries, Inc.	5,841
81	Watts Water Technologies, Inc., Class A	2,716
		446,832
	Internet Software & Services - 0.2%
135	Dice Holdings, Inc.*	1,862
346	Monster Worldwide, Inc.*	4,062
48	OpenTable, Inc.*	3,401
		9,325
	IT Consulting & Other Services - 2.8%
1,707	Accenture plc, Class A	100,952
38	Forrester Research, Inc.	1,201
220	Gartner, Inc.*	8,120
92	MAXIMUS, Inc.	3,554
953	SAIC, Inc.*	15,277
		129,104
	Marine - 0.3%
110	Alexander & Baldwin, Inc.	5,303
143	Kirby Corp.*	8,340
		13,643

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Office Electronics - 0.7%
3,675	Xerox Corp.	$34,288

	Office Services & Supplies - 0.5%
152	Herman Miller, Inc.	3,498
99	HNI Corp.	2,070
499	Pitney Bowes, Inc.	10,753
231	Steelcase, Inc., Class A	2,294
125	United Stationers, Inc.	4,011
		22,626
	Oil & Gas Equipment & Services - 0.4%
622	McDermott International, Inc.*	12,546
137	Tidewater, Inc.	7,444
		19,990
	Oil & Gas Storage & Transportation - 0.1%
72	Overseas Shipholding Group, Inc.	1,752
115	Ship Finance International Ltd.	1,829
113	Teekay Corp.	3,136
		6,717
	Publishing - 0.1%
68	Morningstar, Inc.	4,240

	Railroads - 6.4%
2,961	CSX Corp.	72,752
104	Genesee & Wyoming, Inc., Class A*	5,724
292	Kansas City Southern*	17,330
949	Norfolk Southern Corp.	71,839
1,309	Union Pacific Corp.	134,147
		301,792
	Research & Consulting Services - 0.8%
91	Corporate Executive Board Co./The	3,699
133	Dun & Bradstreet Corp.	9,649
329	Equifax, Inc.	11,304
112	FTI Consulting, Inc.*	4,065
316	Verisk Analytics, Inc., Class A*	10,523
		39,240
	Security & Alarm Services - 0.2%
125	Brink's Co./The	3,730
172	Geo Group, Inc./The*	3,578
		7,308
	Semiconductor Equipment - 0.1%
138	MKS Instruments, Inc.	3,443

	Specialized Consumer Services - 0.2%
78	Coinstar, Inc.*	3,811
165	Hillenbrand, Inc.	3,612
		7,423
	Specialized Finance - 0.3%
320	MSCI, Inc., Class A*	11,357
45	Portfolio Recovery Associates, Inc.*	3,642
		14,999
	Specialty Chemicals - 0.9%
622	Ecolab, Inc.	31,100
367	Nalco Holding Co.	12,973
		44,073
	Steel - 0.6%
234	Allegheny Technologies, Inc.	13,617
382	United States Steel Corp.	15,276
		28,893
	Technology Distributors - 0.0%†
65	SYNNEX Corp.*	1,841

	Trading Companies & Distributors - 1.6%
135	Aircastle Ltd.	1,546
103	Applied Industrial Technologies, Inc.	3,288
786	Fastenal Co.	26,449
123	GATX Corp.	4,850
123	MSC Industrial Direct Co., Class A	7,599
168	RSC Holdings, Inc.*	2,006
61	TAL International Group, Inc.	1,887
48	Textainer Group Holdings Ltd.	1,245
167	United Rentals, Inc.*	3,843
155	W.W. Grainger, Inc.	22,997
		75,710
	Trucking - 1.3%
16	Amerco, Inc.*	1,442
280	Avis Budget Group, Inc.*	4,231
147	Con-way, Inc.	5,383
71	Dollar Thrifty Automotive Group, Inc.*	5,115
148	Heartland Express, Inc.	2,267
630	Hertz Global Holdings, Inc.*	8,864
268	J.B. Hunt Transport Services, Inc.	12,124
156	Knight Transportation, Inc.	2,456
128	Landstar System, Inc.	5,741
125	Old Dominion Freight Line, Inc.*	4,631
138	Ryder System, Inc.	7,772
138	Werner Enterprises, Inc.	3,250
		63,276
	Total Common Stocks
	(Cost $4,992,889)	4,699,768
	Total Investment Securities
	(Cost $4,992,889) — 100.0%	4,699,768
	Other assets less liabilities — 0.0%†	744
	Net Assets — 100.0%	$4,700,512
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,303
Aggregate gross unrealized depreciation	(369,443)
Net unrealized depreciation	$(295,140)
Federal income tax cost of investments	$4,994,908

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Real Estate Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Diversified Real Estate Activities - 0.4%
1,158	St Joe Co./The*	$20,508

	Diversified REIT's - 6.4%
1,054	Colonial Properties Trust	22,714
1,060	Cousins Properties, Inc.	9,021
1,446	Liberty Property Trust	49,106
240	PS Business Parks, Inc.	13,634
2,326	Vornado Realty Trust	217,597
832	Washington Real Estate Investment Trust	26,641
		338,713
	Industrial REIT's - 4.6%
3,102	DCT Industrial Trust, Inc.	16,813
780	DuPont Fabros Technology, Inc.	19,882
340	EastGroup Properties, Inc.	15,137
5,357	ProLogis, Inc.	190,870
		242,702
	Mortgage REIT's - 6.7%
2,172	American Capital Agency Corp.	60,642
10,012	Annaly Capital Management, Inc.	168,001
1,598	Anworth Mortgage Asset Corp.	11,074
12,970	Chimera Investment Corp.	39,948
1,043	Cypress Sharpridge Investments, Inc.	12,839
911	Hatteras Financial Corp.	24,433
880	Redwood Trust, Inc.	12,611
1,182	Starwood Property Trust, Inc.	22,931
		352,479
	Office REIT's - 14.1%
768	Alexandria Real Estate Equities, Inc.	62,976
1,652	BioMed Realty Trust, Inc.	32,412
1,838	Boston Properties, Inc.	197,328
1,698	Brandywine Realty Trust	20,359
1,037	CommonWealth REIT	24,494
845	Corporate Office Properties Trust	26,254
1,202	Digital Realty Trust, Inc.	73,574
3,184	Duke Realty Corp.	44,703
929	Franklin Street Properties Corp.	11,715
427	Government Properties Income Trust	10,560
904	Highwoods Properties, Inc.	31,125
727	Kilroy Realty Corp.	28,048
1,726	Lexington Realty Trust	14,498
1,098	Mack-Cali Realty Corp.	36,531
2,180	Piedmont Office Realty Trust, Inc., Class A	44,799
1,022	SL Green Realty Corp.	83,824
		743,200
	Real Estate Operating Companies - 0.6%
1,642	Forest City Enterprises, Inc., Class A*	29,572

	Real Estate Services - 2.4%
3,713	CB Richard Ellis Group, Inc., Class A*	80,944
542	Jones Lang LaSalle, Inc.	46,135
		127,079
	Research & Consulting Services - 0.3%
261	CoStar Group, Inc.*	15,336

	Residential REIT's - 15.1%
843	American Campus Communities, Inc.	31,376
1,499	Apartment Investment & Management Co., Class A	40,923
1,075	AvalonBay Communities, Inc.	144,254
919	BRE Properties, Inc.	48,229
886	Camden Property Trust	59,424
482	Equity Lifestyle Properties, Inc.	31,407
3,719	Equity Residential	229,909
407	Essex Property Trust, Inc.	57,126
484	Home Properties, Inc.	31,712
459	Mid-America Apartment Communities, Inc.	32,493
625	Post Properties, Inc.	26,500
2,396	UDR, Inc.	63,039
		796,392
	Retail REIT's - 22.3%
507	Acadia Realty Trust	10,642
44	Alexander's, Inc.	17,644
1,777	CBL & Associates Properties, Inc.	31,559
2,864	Developers Diversified Realty Corp.	41,843
734	Equity One, Inc.	14,240
785	Federal Realty Investment Trust	68,562
4,966	General Growth Properties, Inc.	83,478
354	Getty Realty Corp.	8,213
1,261	Glimcher Realty Trust	12,421
974	Inland Real Estate Corp.	8,591
5,133	Kimco Realty Corp.	97,681
1,638	Macerich Co./The	87,027
1,073	National Retail Properties, Inc.	26,922
699	Pennsylvania Real Estate Investment Trust	10,205
1,573	Realty Income Corp.	51,060
1,033	Regency Centers Corp.	46,402
3,697	Simon Property Group, Inc.	445,525
1,017	Tanger Factory Outlet Centers	27,917
706	Taubman Centers, Inc.	42,289
1,510	Weingarten Realty Investors	38,837
		1,171,058
	Security & Alarm Services - 0.6%
1,379	Corrections Corp. of America*	29,593

	Specialized REIT's - 26.5%
2,125	DiamondRock Hospitality Co.	21,718
587	Entertainment Properties Trust	27,290
1,117	Extra Space Storage, Inc.	23,747
5,127	HCP, Inc.	188,315
2,232	Health Care REIT, Inc.	117,805
919	Healthcare Realty Trust, Inc.	18,012
1,896	Hersha Hospitality Trust	9,935
1,558	Hospitality Properties Trust	39,339
8,642	Host Hotels & Resorts, Inc.	136,976
975	LaSalle Hotel Properties	24,385
1,404	Medical Properties Trust, Inc.	16,511
296	National Health Investors, Inc.	13,465
1,283	Omega Healthcare Investors, Inc.	25,198
624	Pebblebrook Hotel Trust	12,336
2,056	Plum Creek Timber Co., Inc.	78,580
505	Potlatch Corp.	16,776
1,781	Public Storage	213,061
1,791	Senior Housing Properties Trust	42,877
347	Sovran Self Storage, Inc.	14,071
1,763	Strategic Hotels & Resorts, Inc.*	11,988
1,486	Sunstone Hotel Investors, Inc.*	13,240
1,107	U-Store-It Trust	11,790
3,310	Ventas, Inc.	179,170
6,741	Weyerhaeuser Co.	134,753
		1,391,338
	Total Common Stocks
	(Cost $5,043,277)	5,257,970
	Total Investment Securities
	(Cost $5,043,277) — 100.0%	5,257,970
	Other assets less liabilities — 0.0%†	220
	Net Assets — 100.0%	$5,258,190

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Real Estate Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$327,364
Aggregate gross unrealized depreciation	(113,721)
Net unrealized appreciation	$213,643
Federal income tax cost of investments	$5,044,327

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 0.0%†
58	DigitalGlobe, Inc.*	$1,515

	Application Software - 5.3%
70	ACI Worldwide, Inc.*	2,531
1,070	Adobe Systems, Inc.*	29,660
68	Advent Software, Inc.*	1,580
193	ANSYS, Inc.*	9,766
195	Aspen Technology, Inc.*	3,022
482	Autodesk, Inc.*	16,581
92	Blackbaud, Inc.	2,337
84	Blackboard, Inc.*	3,659
569	Cadence Design Systems, Inc.*	5,878
395	Citrix Systems, Inc.*	28,456
460	Compuware Corp.*	4,444
98	Concur Technologies, Inc.*	4,453
222	Informatica Corp.*	11,351
584	Intuit, Inc.*	27,273
89	JDA Software Group, Inc.*	2,488
230	Mentor Graphics Corp.*	2,629
19	MicroStrategy, Inc., Class A*	3,028
69	Netscout Systems, Inc.*	1,052
477	Nuance Communications, Inc.*	9,545
248	Parametric Technology Corp.*	5,156
33	Pegasystems, Inc.	1,332
120	QLIK Technologies, Inc.*	3,637
132	Quest Software, Inc.*	2,505
66	RealPage, Inc.*	1,587
255	Salesforce.com, Inc.*	36,901
79	SolarWinds, Inc.*	1,699
148	Solera Holdings, Inc.	8,270
46	SS&C Technologies Holdings, Inc.*	852
166	SuccessFactors, Inc.*	4,482
62	Synchronoss Technologies, Inc.*	1,813
315	Synopsys, Inc.*	7,551
83	Taleo Corp., Class A*	2,747
350	TIBCO Software, Inc.*	9,114
57	Ultimate Software Group, Inc.*	3,100
38	Verint Systems, Inc.*	1,293
		261,772
	Casinos & Gaming - 0.0%†
144	Scientific Games Corp., Class A*	1,316

	Communications Equipment - 10.8%
135	Acme Packet, Inc.*	7,954
136	ADTRAN, Inc.	4,500
260	Arris Group, Inc.*	3,120
176	Aruba Networks, Inc.*	4,039
90	Blue Coat Systems, Inc.*	1,814
942	Brocade Communications Systems, Inc.*	5,162
195	Ciena Corp.*	3,015
11,659	Cisco Systems, Inc.	186,194
78	EchoStar Corp., Class A*	2,610
184	Emulex Corp.*	1,555
169	F5 Networks, Inc.*	15,798
189	Finisar Corp.*	3,221
241	Harmonic, Inc.*	1,309
271	Harris Corp.	10,805
104	Ixia*	1,040
469	JDS Uniphase Corp.*	6,167
1,110	Juniper Networks, Inc.*	25,963
26	Loral Space & Communications, Inc.*	1,697
621	Motorola Solutions, Inc.*	27,877
77	Netgear, Inc.*	2,534
100	Plantronics, Inc.	3,425
371	Polycom, Inc.*	10,028
3,457	QUALCOMM, Inc.	189,374
309	Riverbed Technology, Inc.*	8,847
439	Sonus Networks, Inc.*	1,299
699	Tellabs, Inc.	2,894
87	Viasat, Inc.*	3,909
		536,150
	Computer Hardware - 19.8%
1,929	Apple, Inc.*	753,236
3,534	Dell, Inc.*	57,392
4,575	Hewlett-Packard Co.	160,857
336	NCR Corp.*	6,703
44	Stratasys, Inc.*	1,122
		979,310
	Computer Storage & Peripherals - 4.3%
4,340	EMC Corp.*	113,187
165	Lexmark International, Inc., Class A*	5,539
760	NetApp, Inc.*	36,115
222	QLogic Corp.*	3,368
501	SanDisk Corp.*	21,308
905	Seagate Technology plc	12,570
87	STEC, Inc.*	885
71	Synaptics, Inc.*	1,744
489	Western Digital Corp.*	16,851
		211,567
	Consumer Electronics - 0.3%
259	Garmin Ltd.	8,451
146	Harman International Industries, Inc.	6,074
		14,525
	Data Processing & Outsourced Services - 0.3%
323	Computer Sciences Corp.	11,395
227	Convergys Corp.*	2,824
32	Syntel, Inc.	1,759
		15,978
	Electrical Components & Equipment - 0.7%
91	Acuity Brands, Inc.	4,431
58	Generac Holdings, Inc.*	1,076
121	Hubbell, Inc., Class B	7,196
109	II-VI, Inc.*	2,728
202	Roper Industries, Inc.	16,489
		31,920
	Electronic Components - 1.6%
371	Amphenol Corp., Class A	18,138
108	AVX Corp.	1,503
3,290	Corning, Inc.	52,344
118	Power-One, Inc.*	851
82	Universal Display Corp.*	2,453
317	Vishay Intertechnology, Inc.*	4,365
		79,654
	Electronic Equipment & Instruments - 0.3%
80	Cognex Corp.	2,716
53	Coherent, Inc.*	2,546
85	Itron, Inc.*	3,658
196	National Instruments Corp.	5,065
59	Rofin-Sinar Technologies, Inc.*	1,851
		15,836
	Electronic Manufacturing Services - 1.3%
128	Benchmark Electronics, Inc.*	1,875
56	IPG Photonics Corp.*	3,371
422	Jabil Circuit, Inc.	7,727
135	Molex, Inc.	3,170
150	Molex, Inc., Class A	2,962
79	Plexus Corp.*	2,331
168	Sanmina-SCI Corp.*	1,915
925	TE Connectivity Ltd.	31,848
258	Trimble Navigation Ltd.*	9,180

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
110	TTM Technologies, Inc.*	$1,523
		65,902
	Health Care Services - 0.0%†
70	Accretive Health, Inc.*	2,103

	Health Care Technology - 0.7%
392	Allscripts Healthcare Solutions, Inc.*	7,115
72	athenahealth, Inc.*	4,233
301	Cerner Corp.*	20,013
107	MedAssets, Inc.*	1,356
39	Quality Systems, Inc.	3,563
		36,280
	Home Entertainment Software - 0.6%
890	Activision Blizzard, Inc.	10,538
703	Electronic Arts, Inc.*	15,642
178	Take-Two Interactive Software, Inc.*	2,401
		28,581
	Industrial Conglomerates - 0.0%†
38	Raven Industries, Inc.	2,008

	Industrial Machinery - 0.1%
89	3D Systems Corp.*	1,906
56	ESCO Technologies, Inc.	1,942
		3,848
	Internet Software & Services - 8.2%
394	Akamai Technologies, Inc.*	9,543
64	Ancestry.com, Inc.*	2,279
223	AOL, Inc.*	3,831
85	DealerTrack Holdings, Inc.*	1,971
83	Digital River, Inc.*	2,117
522	Google, Inc., Class A*	315,126
179	IAC/InterActiveCorp*	7,409
105	IntraLinks Holdings, Inc.*	1,604
96	j2 Global Communications, Inc.*	2,567
32	LogMeIn, Inc.*	1,138
227	Rackspace Hosting, Inc.*	9,080
54	RightNow Technologies, Inc.*	1,833
354	VeriSign, Inc.	11,048
124	WebMD Health Corp.*	4,371
2,571	Yahoo!, Inc.*	33,680
		407,597
	IT Consulting & Other Services - 11.2%
168	Acxiom Corp.*	2,308
376	Amdocs Ltd.*	11,855
64	CACI International, Inc., Class A*	3,781
638	Cognizant Technology Solutions Corp., Class A*	44,577
52	iGate Corp.	780
2,565	International Business Machines Corp.	466,445
49	Mantech International Corp., Class A	1,999
229	Sapient Corp.*	3,188
354	Teradata Corp.*	19,456
82	Unisys Corp.*	1,703
		556,092
	Life Sciences Tools & Services - 1.0%
726	Agilent Technologies, Inc.*	30,608
43	Bio-Rad Laboratories, Inc., Class A*	4,687
154	Bruker Corp.*	2,652
69	Mettler-Toledo International, Inc.*	10,682
		48,629
	Office Electronics - 0.1%
115	Zebra Technologies Corp., Class A*	4,600

	Office Services & Supplies - 0.0%†
89	SYKES Enterprises, Inc.*	1,718

	Oil & Gas Equipment & Services - 0.1%
245	ION Geophysical Corp.*	2,484

	Research & Consulting Services - 0.2%
99	IHS, Inc., Class A*	7,295

	Semiconductor Equipment - 2.1%
213	Amkor Technology, Inc.*	1,135
2,779	Applied Materials, Inc.	34,237
49	Cabot Microelectronics Corp.*	1,896
59	Cymer, Inc.*	2,598
283	Entegris, Inc.*	2,425
80	FEI Co.*	2,643
263	GT Solar International, Inc.*	3,587
353	KLA-Tencor Corp.	14,057
262	Lam Research Corp.*	10,711
484	MEMC Electronic Materials, Inc.*	3,591
188	Novellus Systems, Inc.*	5,836
379	Teradyne, Inc.*	5,113
106	Tessera Technologies, Inc.*	1,665
156	Varian Semiconductor Equipment Associates, Inc.*	9,475
95	Veeco Instruments, Inc.*	3,780
		102,749
	Semiconductors - 13.6%
1,206	Advanced Micro Devices, Inc.*	8,852
673	Altera Corp.	27,512
626	Analog Devices, Inc.	21,534
901	Atmel Corp.*	10,902
1,019	Broadcom Corp., Class A*	37,774
102	Cavium, Inc.*	3,518
142	Cirrus Logic, Inc.*	2,156
240	Cree, Inc.*	7,886
353	Cypress Semiconductor Corp.*	7,265
73	Diodes, Inc.*	1,719
268	Fairchild Semiconductor International, Inc.*	4,023
119	First Solar, Inc.*	14,069
58	Hittite Microwave Corp.*	3,247
323	Integrated Device Technology, Inc.*	2,209
11,544	Intel Corp.	257,778
146	International Rectifier Corp.*	3,751
264	Intersil Corp., Class A	3,181
440	Linear Technology Corp.	12,892
1,297	LSI Corp.*	9,546
1,111	Marvell Technology Group Ltd.*	16,465
627	Maxim Integrated Products, Inc.	14,396
396	Microchip Technology, Inc.	13,365
1,819	Micron Technology, Inc.*	13,406
182	Microsemi Corp.*	3,613
504	National Semiconductor Corp.	12,459
144	Netlogic Microsystems, Inc.*	4,975
1,252	NVIDIA Corp.*	17,315
113	Omnivision Technologies, Inc.*	3,304
934	ON Semiconductor Corp.*	8,117
491	PMC - Sierra, Inc.*	3,432
61	Power Integrations, Inc.	2,165
206	Rambus, Inc.*	2,859
570	RF Micro Devices, Inc.*	3,848
136	Semtech Corp.*	3,169
94	Silicon Laboratories, Inc.*	3,329
390	Skyworks Solutions, Inc.*	9,871

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
52	SunPower Corp., Class A*	$1,021
35	SunPower Corp., Class B*	531
2,471	Texas Instruments, Inc.	73,512
343	TriQuint Semiconductor, Inc.*	2,579
544	Xilinx, Inc.	17,462
		671,007
	Systems Software - 16.5%
196	Ariba, Inc.*	6,482
379	BMC Software, Inc.*	16,381
864	CA, Inc.	19,267
85	CommVault Systems, Inc.*	3,291
197	Fortinet, Inc.*	4,003
169	MICROS Systems, Inc.*	8,276
15,720	Microsoft Corp.	430,728
61	NetSuite, Inc.*	2,392
7,888	Oracle Corp.	241,215
141	Progress Software Corp.*	3,398
406	Red Hat, Inc.*	17,085
237	Rovi Corp.*	12,554
1,605	Symantec Corp.*	30,591
174	VMware, Inc., Class A*	17,459
77	Websense, Inc.*	1,746
		814,868
	Technology Distributors - 0.7%
62	Anixter International, Inc.	3,870
244	Arrow Electronics, Inc.*	8,479
318	Avnet, Inc.*	9,317
330	Ingram Micro, Inc., Class A*	6,122
56	Scansource, Inc.*	2,069
98	Tech Data Corp.*	4,574
		34,431
	Trading Companies & Distributors - 0.2%
52	Watsco, Inc.	3,077
101	WESCO International, Inc.*	5,120
		8,197
	Total Common Stocks
	(Cost $4,993,896)	4,947,932

	Money Market Fund - 0.0%†
1,165	JPMorgan U.S. Government Money Market Premier, 0.03% (Cost $1,165)	1,165
	Total Investment Securities
	(Cost $4,995,061) — 100.0%	4,949,097
	Other assets less liabilities — 0.0%†	431
	Net Assets — 100.0%	$4,949,528

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,986
Aggregate gross unrealized depreciation	(302,224)
Net unrealized depreciation	$(47,238)
Federal income tax cost of investments	$4,996,335

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Focus Morningstar Utilities Index ETF
Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Electric Utilities - 50.5%
315	Allete, Inc.	$12,679
5,118	American Electric Power Co., Inc.	188,649
648	Cleco Corp.	22,499
1,258	DPL, Inc.	38,054
14,157	Duke Energy Corp.	263,320
3,213	Edison International	122,319
457	El Paso Electric Co.	15,287
444	Empire District Electric Co./The	9,062
1,919	Entergy Corp.	128,189
7,085	Exelon Corp.	312,236
4,485	FirstEnergy Corp.	200,255
1,451	Great Plains Energy, Inc.	29,267
1,019	Hawaiian Electric Industries, Inc.	23,845
527	IDACORP, Inc.	20,664
544	ITC Holdings Corp.	38,221
248	MGE Energy, Inc.	10,188
4,519	NextEra Energy, Inc.	249,675
1,880	Northeast Utilities	63,920
2,509	NV Energy, Inc.	37,234
343	Otter Tail Corp.	7,128
2,420	Pepco Holdings, Inc.	45,206
1,164	Pinnacle West Capital Corp.	49,295
842	PNM Resources, Inc.	12,647
807	Portland General Electric Co.	19,997
6,027	PPL Corp.	168,153
3,141	Progress Energy, Inc.	146,810
9,003	Southern Co.	355,979
541	UIL Holdings Corp.	17,274
394	Unisource Energy Corp.	14,507
1,220	Westar Energy, Inc.	31,488
		2,654,047
	Environmental & Facilities Services - 0.4%
1,329	Covanta Holding Corp.	22,965

	Gas Utilities - 5.9%
837	AGL Resources, Inc.	34,149
968	Atmos Energy Corp.	32,360
224	Laclede Group, Inc./The	8,344
836	National Fuel Gas Co.	60,510
446	New Jersey Resources Corp.	19,450
482	Nicor, Inc.	26,365
285	Northwest Natural Gas Co.	12,714
770	Piedmont Natural Gas Co., Inc.	22,461
320	South Jersey Industries, Inc.	16,160
492	Southwest Gas Corp.	18,347
1,186	UGI Corp.	35,936
538	WGL Holdings, Inc.	20,880
		307,676
	Independent Power Producers & Energy Traders - 6.5%
8,539	AES Corp./The*	105,115
3,748	Calpine Corp.*	60,905
1,934	Constellation Energy Group, Inc.	75,097
8,183	GenOn Energy, Inc.*	31,832
2,588	NRG Energy, Inc.*	63,458
193	Ormat Technologies, Inc.	4,026
		340,433
	Multi-Utilities - 35.1%
1,184	Alliant Energy Corp.	46,661
2,575	Ameren Corp.	74,212
607	Avista Corp.	15,303
416	Black Hills Corp.	12,430
4,238	CenterPoint Energy, Inc.	82,980
2,709	CMS Energy Corp.	51,850
3,119	Consolidated Edison, Inc.	164,059
6,232	Dominion Resources, Inc.	301,940
1,808	DTE Energy Co.	90,111
838	Integrys Energy Group, Inc.	42,076
2,971	NiSource, Inc.	59,806
386	NorthWestern Corp.	12,360
1,112	NSTAR	49,295
1,043	OGE Energy Corp.	52,192
4,254	PG&E Corp.	176,243
5,458	Public Service Enterprise Group, Inc.	178,750
1,242	SCANA Corp.	48,674
2,396	Sempra Energy	121,453
2,165	TECO Energy, Inc.	40,117
869	Vectren Corp.	22,950
2,510	Wisconsin Energy Corp.	76,932
5,198	Xcel Energy, Inc.	124,752
		1,845,146
	Water Utilities - 1.6%
1,874	American Water Works Co., Inc.	52,472
1,470	Aqua America, Inc.	31,090
		83,562
	Total Common Stocks
	(Cost $5,015,266)	5,253,829
	Total Investment Securities
	(Cost $5,015,266) — 100.0%	5,253,829
	Other assets less liabilities — 0.0%†	878
	Net Assets — 100.0%	$5,254,707

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,702
Aggregate gross unrealized depreciation	(28,476)
Net unrealized appreciation	$238,226
Federal income tax cost of investments	$5,015,603

See accompanying notes to schedules of portfolio investments.

FocusShares Trust
Notes to Schedules of Portfolio Investments
July 31, 2011 (Unaudited)

1. Organization

FocusShares Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of fifteen (15) investment portfolios (each, a “Fund”). FocusShares, LLC (the “Advisor”) is the investment adviser to each Fund. Each of the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF is a diversified investment company.  Each other Fund is a non-diversified investment company.   The Trust was organized as a Delaware statutory trust on July 10, 2007. From November 28, 2007 until October 30, 2008, the Trust operated four exchange-traded funds that have been closed and liquidated.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing publicly-traded equity securities of issuers in a particular broad market, market segment, market sector or group of industries.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation
The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1— Quoted prices in active markets for identical assets.

•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

FocusShares Trust
Notes to Schedules of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2011, for each Fund based upon the three levels defined above:

For the period ended July 31, 2011, there were no Level 3 portfolio investments held for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.   There were no significant transfers between Level 1 and Level 2 for the period ending July 31, 2011.

	LEVEL 1-	LEVEL 1-
	Quoted Prices	Quoted Prices	Total
	Common	Money	Investment
	Stocks	Market Funds	Securities
Focus Morningstar US Market Index ETF	$5,040,440	$-	$5,040,440
Focus Morningstar Large Cap Index ETF	4,954,934	-	4,954,934
Focus Morningstar Mid Cap Index ETF	4,922,998	1,553	4,924,551
Focus Morningstar Small Cap Index ETF	4,859,025	125	4,859,150
Focus Morningstar Basic Materials Index ETF	4,834,514	-	4,834,514
Focus Morningstar Communication Services Index ETF	5,024,474	-	5,024,474
Focus Morningstar Consumer Cyclical Index ETF	5,142,350	745	5,143,095
Focus Morningstar Consumer Defensive Index ETF	5,227,470	-	5,227,470
Focus Morningstar Energy Index ETF	4,906,310	-	4,906,310
Focus Morningstar Financial Services Index ETF	4,553,047	-	4,553,047
Focus Morningstar Health Care Index ETF	5,209,616	-	5,209,616
Focus Morningstar Industrials Index ETF	4,699,768	-	4,699,768
Focus Morningstar Real Estate Index ETF	5,257,970	-	5,257,970
Focus Morningstar Technology Index ETF	4,947,932	1,165	4,949,097
Focus Morningstar Utilities Index ETF	5,253,829	-	5,253,829

Repurchase Agreements
The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts
The Funds may utilize futures contracts.  Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts based on other indexes or combinations of indexes that the Advisor believes to be representative of each Fund’s respective Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

FocusShares Trust
Notes to Schedules of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

The Funds may use futures contracts thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund’s respective Underlying Index.  Liquid futures contracts are not currently available for the Underlying Index of each Fund. Under such circumstances, the Advisor may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Underlying Index components or a subset of the components.

Real Estate Investment Trusts (“REITs”)
The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

3. Risk

•  Index Risk

Except with regard to the Focus Morningstar US Market Index ETF, the Focus Morningstar Large Cap Index ETF, the Focus Morningstar Mid Cap Index ETF and the Focus Morningstar Small Cap Index ETF, each Fund’s Underlying Index is new and has limited historical performance data that is not predictive of future results. Each Underlying Index and Fund rebalance only when Morningstar determines to rebalance the Underlying Index, which occurs on a quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market or sector the Underlying Indexes seek to track due to changes that are reflected in the market or sector more quickly than the quarterly rebalancing process can track.

•  Index Tracking Risk

Imperfect correlation between the Fund's portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund's performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Underlying Index does not.

•  Concentration Risk

This risk applies to all Funds except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•  Non-Diversified Risk

This risk applies to each Fund except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF.

FocusShares Trust
Notes to Schedules of Portfolio Investments (continued)
July 31, 2011 (Unaudited)

The Funds are separate investment portfolios of the Trust, which is an open-end investment company registered under the 1940 Act. The Funds are classified as “non-diversified” investment companies under the 1940 Act. As a result, the Funds are subject to the risk that they will be more volatile than a diversified fund because each Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

•  Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

4. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FocusShares Trust

By:           /s/ Erik Liik
-------------------------
Erik Liik
President
September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Erik Liik
 -------------------------
Erik Liik
President
September 26, 2011

By:           /s/ Brent Arvidson
-------------------------
Brent Arvidson
Chief Financial Officer and Treasurer
September 26, 2011